UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,033.70	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.76, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.8	44.5
Water & Sewer	20.7	20.5
Health Care	15.8	13.6
Special Tax	6.0	6.3
Education	5.0	6.0
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	6.3	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	6.9	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 7.7%	AAA 9.2%
AA,A 85.8%	AA,A 83.4%
BBB 2.7%	BBB 3.0%
BB and Below 1.3%	BB and Below 1.9%
Not Rated 1.7%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,084,856
Series 2006 A, 5% 10/1/23	1,000,000	952,390
		2,037,246
Michigan - 96.4%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,645,481
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,729,810
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,767,604
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,550,642
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,581,797
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,220,000	2,763,878
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,530,437
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,938,400
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,452,419
5.25% 5/1/18	1,100,000	1,162,106
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,108,200
5% 5/1/17 (FSA Insured)	2,065,000	2,252,667
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,809,313
5% 6/1/25 (AMBAC Insured)	1,775,000	1,869,288
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,829,134
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	986,985
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,916,166
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,890,053
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,084,680
5% 5/1/16 (FSA Insured)	1,855,000	2,051,834
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,099,310
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,171,042
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,677,726
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,011,700
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,173,694
Series 2005 A, 5.25% 5/1/30	5,000,000	4,820,150
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,022,650
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,922,769
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,958,540
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,583,210
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,875,128
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,044,197
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,345,789
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,798,820
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,994,082
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	501,220
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,161,319
5% 7/1/36	7,800,000	6,769,542
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,060,500
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,085,838
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,626,900
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,191,900
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,100
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,098,160
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,140,733
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,819,320
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,012,444
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,512,250
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,653,077
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,763,110
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,000
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,068,253
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,286,360
5% 5/1/28 (FSA Insured)	1,250,000	1,307,013
5% 5/1/29 (FSA Insured)	1,275,000	1,326,344
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,547,308
5% 5/1/17 (FSA Insured)	1,985,000	2,133,260
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,592,305
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,908,960
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,937,590
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,351,911
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,399,530
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,165,469
5% 5/1/17 (FSA Insured)	1,615,000	1,761,158
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,325,059
5% 5/1/17 (FSA Insured)	1,390,000	1,504,175
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District: - continued
Series 2006, 5% 5/1/19 (FSA Insured)	$ 1,205,000	$ 1,288,880
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,470,405
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,616,174
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,338,498
5% 5/1/17 (FSA Insured)	1,230,000	1,319,483
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,231,670
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,353,807
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,380,066
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,489,685
5% 5/1/19 (FSA Insured)	1,315,000	1,471,748
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,566,150
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,039,960
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,139,900
Series 2008, 5% 1/1/38	3,320,000	3,369,534
Series 2010, 5% 1/1/28	3,000,000	3,283,440
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,062,000
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	548,080
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,028,750
Series 2009, 5.625% 12/1/29	2,400,000	2,535,168
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,015,598
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,992,549
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	515,535
5.25% 5/1/21 (FSA Insured)	2,000,000	2,236,320
5.25% 5/1/24 (FSA Insured)	2,100,000	2,279,991
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,219,020
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,111,710
5.25% 5/1/41	1,750,000	1,756,528
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,613,317
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,402,719
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,140,178
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,241,471
Series 2003 B:
4% 5/15/12 (FSA Insured)	2,125,000	2,165,524
5% 5/15/13 (FSA Insured)	2,125,000	2,241,471
5.25% 5/15/14 (FSA Insured)	1,200,000	1,298,736
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,511,409
5.25% 5/1/16 (FSA Insured)	1,500,000	1,718,415
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,229,909
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,080,000	1,135,069
(Spectrum Health Sys. Proj.):
Series 1998 A, 5.375% 1/15/12	2,505,000	2,513,742
Series 2011 A, 5.5% 11/15/25	5,000,000	5,333,200
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,931,433
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,423,724
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,238,650
Lansing Bldg. Auth. Rev. Series 2009, 0% 6/1/12 (AMBAC Insured)	2,170,000	2,147,649
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,459,080
5% 5/1/20 (FSA Insured)	1,425,000	1,528,569
5% 5/1/22 (FSA Insured)	1,395,000	1,484,322
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,197,550
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,460,000	$ 1,592,480
5% 5/1/16 (FSA Insured)	1,425,000	1,605,077
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,348,500
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,400,150
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,118,120
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,098,724
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,840,000	2,880,811
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,462,650
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	7,967,775
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	466,320
5.5% 3/1/14	1,300,000	1,329,536
5.5% 3/1/15	1,985,000	2,028,928
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	350,000	351,183
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,546,405
5% 11/15/14	1,000,000	1,068,690
5% 11/15/17	1,000,000	1,066,620
Series 2009, 5.25% 11/15/24	3,000,000	3,007,830
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,807,653
5.75% 5/15/38	6,880,000	6,980,517
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,504,850
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,200
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,454,753
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,023,300
Series 2009 A, 6.125% 6/1/39	3,740,000	3,832,602
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,064,070
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	$ 3,000,000	$ 3,038,310
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	260,000	276,047
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	580,368
5% 11/15/18	725,000	765,731
5% 11/15/19	1,000,000	1,038,530
5% 11/15/20	2,000,000	2,053,540
5% 11/15/31	5,000,000	4,630,650
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,097,059
Series 2006 A, 5% 12/1/26	4,555,000	4,569,758
Series 2008 A, 6.5% 12/1/33	5,000,000	5,382,150
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,106,226
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,136,627
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,525,497
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,084,557
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,281,180
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,440,898
Series 2001, 5% 10/1/23	5,000,000	5,044,300
Series 2002, 5.375% 10/1/19	2,005,000	2,115,014
Series 2005, 5% 10/1/23	385,000	428,324
Series 2009, 5% 10/1/26	5,000,000	5,409,600
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,768,250
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,627,303
(Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	998,790
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,951,353
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,180,363
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	3,000,000	2,374,140
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	$ 3,000,000	$ 3,538,890
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,149,340
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	2,940,225
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,760,900
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	434,696
5.5% 5/1/17	430,000	434,193
5.5% 5/1/19	430,000	433,169
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	458,837
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	532,307
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,762,914
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,372,805
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,159,816
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,723,601
5% 5/1/16 (FSA Insured)	1,475,000	1,636,321
5% 5/1/17 (FSA Insured)	3,675,000	3,992,704
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,468,975
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,643,101
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,104,172
5.25% 5/1/27 (FSA Insured)	1,135,000	1,211,896
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,712,964
5% 5/1/37	1,100,000	1,133,946
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,563,891
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,306,259
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,062,240
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,022,002
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.):
Series 2008:
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,045,750
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,150,706
5% 5/1/16 (FSA Insured)	1,025,000	1,117,363
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,400,850
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,585,907
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,126,862
5% 5/1/38 (FSA Insured)	1,000,000	1,000,500
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	688,987
5% 5/1/15	955,000	1,045,524
5% 5/1/17	1,000,000	1,081,240
5% 5/1/18	1,000,000	1,074,970
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,617,736
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,078,628
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,019,063
8.25% 9/1/39	3,100,000	3,562,613
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,579,100
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,495,810
5% 4/1/19 (AMBAC Insured)	1,475,000	1,577,940
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,165,927
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,636,450
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,043,290
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,251,551
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,514,680
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,930,257
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Three Rivers Cmnty. Schools Series 2008: - continued
5% 5/1/16 (FSA Insured)	$ 1,750,000	$ 1,974,560
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,123,880
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,120
5% 5/1/15	2,135,000	2,328,111
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,684,859
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17	3,000,000	3,233,400
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,020
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,278,260
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,452,117
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,730
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,234,612
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,603,453
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,350
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,033,269
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,063,520
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,143,975
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,238,663
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	398,033
		571,147,704
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,280,000	$ 1,410,394
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,102,160
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,146,160
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,649,280
0% 8/1/47 (AMBAC Insured)	1,000,000	90,270
Series 2009 A:
6% 8/1/42	4,000,000	4,134,000
6.5% 8/1/44	1,500,000	1,592,610
		12,124,874
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,505,625
Series 2009 B, 5% 10/1/25	1,200,000	1,196,280
		2,701,905
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $574,898,052)		588,011,729
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,609,548
NET ASSETS - 100%		$ 592,621,277
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	45.8%
Water & Sewer	20.7%
Health Care	15.8%
Special Tax	6.0%
Education	5.0%
Others* (Individually Less Than 5%)	6.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $574,898,052)		$ 588,011,729
Receivable for investments sold		50,718
Receivable for fund shares sold		72,245
Interest receivable		6,561,292
Other receivables		768
Total assets		594,696,752

Liabilities
Payable to custodian bank	$ 971,355
Payable for fund shares redeemed	96,253
Distributions payable	700,841
Accrued management fee	180,321
Other affiliated payables	104,109
Other payables and accrued expenses	22,596
Total liabilities		2,075,475

Net Assets		$ 592,621,277
Net Assets consist of:
Paid in capital		$ 580,437,113
Undistributed net investment income		81,673
Accumulated undistributed net realized gain (loss) on investments		(1,011,186)
Net unrealized appreciation (depreciation) on investments		13,113,677
Net Assets, for 50,167,567 shares outstanding		$ 592,621,277
Net Asset Value, offering price and redemption price per share ($592,621,277 ÷ 50,167,567 shares)		$ 11.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 13,068,810

Expenses
Management fee	$ 1,068,925
Transfer agent fees	236,319
Accounting fees and expenses	71,472
Custodian fees and expenses	3,513
Independent trustees' compensation	1,110
Registration fees	15,657
Audit	22,597
Legal	5,704
Miscellaneous	3,928
Total expenses before reductions	1,429,225
Expense reductions	(1,169)	1,428,056
Net investment income (loss)		11,640,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(872,771)
Change in net unrealized appreciation (depreciation) on investment securities		8,185,357
Net gain (loss)		7,312,586
Net increase (decrease) in net assets resulting from operations		$ 18,953,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,640,754	$ 25,546,192
Net realized gain (loss)	(872,771)	814,536
Change in net unrealized appreciation (depreciation)	8,185,357	(11,101,701)
Net increase (decrease) in net assets resulting from operations	18,953,340	15,259,027
Distributions to shareholders from net investment income	(11,630,535)	(25,524,718)
Distributions to shareholders from net realized gain	(352,543)	(378,580)
Total distributions	(11,983,078)	(25,903,298)
Share transactions Proceeds from sales of shares	39,197,544	98,472,500
Reinvestment of distributions	7,494,802	16,035,129
Cost of shares redeemed	(87,796,175)	(122,308,020)
Net increase (decrease) in net assets resulting from share transactions	(41,103,829)	(7,800,391)
Redemption fees	2,582	2,123
Total increase (decrease) in net assets	(34,130,985)	(18,442,539)

Net Assets
Beginning of period	626,752,262	645,194,801
End of period (including undistributed net investment income of $81,673 and undistributed net investment income of $71,454, respectively)	$ 592,621,277	$ 626,752,262
Other Information Shares
Sold	3,353,706	8,226,552
Issued in reinvestment of distributions	640,995	1,340,660
Redeemed	(7,568,742)	(10,280,828)
Net increase (decrease)	(3,574,041)	(713,616)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Income from Investment Operations
Net investment income (loss) D	.232	.462	.460	.457	.461	.469
Net realized and unrealized gain (loss)	.157	(.184)	.575	(.465)	(.031)	.041
Total from investment operations	.389	.278	1.035	(.008)	.430	.510
Distributions from net investment income	(.232)	(.461)	(.460)	(.457)	(.462)	(.470)
Distributions from net realized gain	(.007)	(.007)	(.015)	(.005)	(.028)	(.060)
Total distributions	(.239)	(.468)	(.475)	(.462)	(.490)	(.530)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.81	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82
Total Return B,C	3.37%	2.32%	9.30%	(.06)%	3.73%	4.41%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.49%	.50%	.47%	.44%	.44%
Net investment income (loss)	4.00% A	3.86%	3.94%	3.96%	3.94%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,621	$ 626,752	$ 645,195	$ 568,852	$ 592,633	$ 571,869
Portfolio turnover rate	8% A	7%	6%	19%	15%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	79.2	83.2	83.4
31 - 90	10.4	7.6	10.9
91 - 180	4.5	2.0	2.1
181 - 397	5.9	7.2	3.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Fidelity Michigan Municipal Money Market Fund	29 Days	28 Days	21 Days
All Tax-Free Money Market Funds Average*	26 Days	31 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Fidelity Michigan Municipal Money Market Fund	29 Days	28 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Variable Rate Demand Notes (VRDNs) 63.7%	Variable Rate Demand Notes (VRDNs) 72.8%
Commercial Paper (including CP Mode) 18.3%	Commercial Paper (including CP Mode) 13.7%
Tender Bonds 5.3%	Tender Bonds 2.8%
Municipal Notes 4.0%	Municipal Notes 3.1%
Fidelity Municipal Cash Central Fund 0.7%	Fidelity Municipal Cash Central Fund 4.7%
Other Investments 3.6%	Other Investments 1.9%
Net Other Assets 4.4%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount	Value
Arizona - 0.2%
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.07% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,500,000	$ 1,500,000
Colorado - 0.1%
Colorado Hsg. & Fin. Auth. Series 2003 A2, 0.12% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,000,000	1,000,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.37% 7/1/11, VRDN (a)(d)	2,300,000	2,300,000
District Of Columbia - 0.5%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.05% 7/7/11, LOC Bank of America NA, VRDN (a)	4,300,000	4,300,000
Georgia - 0.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.08% 7/1/11, LOC Bank of America NA, VRDN (a)	1,460,000	1,460,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.08% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	945,000	945,000
Indiana - 0.1%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 H, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	700,000	700,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.9% tender 7/21/11, CP mode (d)	1,200,000	1,200,000
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.12% 7/7/11, VRDN (a)(d)	3,300,000	3,300,000
Series 2010, 0.06% 7/7/11, VRDN (a)	1,700,000	1,700,000
0.12% 7/7/11, VRDN (a)(d)	3,000,000	3,000,000
		8,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.75% tender 7/1/11, CP mode	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 90.3%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,405,000	$ 2,405,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,835,000	14,835,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.2% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.1% 7/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,225,000	5,225,000
Series 2009 B, 0.1% 7/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.1% 7/7/11, LOC PNC Bank NA, VRDN (a)	6,785,000	6,785,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (a)	21,300,000	21,300,000
Series 2008 B, 0.05% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,940,000	13,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.):
Series 2008 B3, 0.07% 7/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	11,900,000	11,900,000
Series 2008 C, 0.07% 7/7/11, LOC Bank of New York, New York, VRDN (a)	30,200,000	30,200,000
Bonds:
(Spectrum Health Proj.) Series 2005 B, 5% 7/15/11	8,995,000	9,010,696
Series 2011 A, 1% 11/15/11	2,000,000	2,004,898
Michigan Bldg. Auth. Rev.:
Bonds Series I, 5.5% 10/15/11	3,175,000	3,223,295
Participating VRDN Series Solar 06 21, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 6, 0.12% 8/4/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	63,480,000	63,480,000
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	9,695,000	9,717,052
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	10,900,000	10,924,948
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	13,300,000	13,352,151
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,270,000	$ 7,270,000
(Hosp. Equip. Ln. Prog.) Series B, 0.09% 7/6/11, LOC Bank of America NA, VRDN (a)	4,100,000	4,100,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	8,210,000	8,210,000
Series 2008 B2, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	13,285,000	13,285,000
Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B, 3.75%, tender 3/15/12 (a)	8,700,000	8,903,026
Series 2010 F1, 1.5%, tender 6/1/12 (a)	5,000,000	5,053,499
Series 2010 F5, 0.45%, tender 3/15/12 (a)	8,000,000	8,000,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.18%, tender 1/26/12 (a)	8,800,000	8,800,000
0.18%, tender 1/26/12 (a)	8,800,000	8,800,000
0.18%, tender 1/26/12 (a)	7,100,000	7,100,000
(Sparrow Hosp. Obligated Group Proj.) Series 2001, 5.625% 11/15/11 (Pre-Refunded to 11/15/11 @ 101) (e)	4,500,000	4,631,032
(Trinity Health Sys. Proj.):
Series 2008 C:
0.15% tender 7/6/11, CP mode	20,000,000	20,000,000
0.15% tender 7/11/11, CP mode	24,000,000	24,000,000
0.3% tender 7/8/11, CP mode	16,000,000	16,000,000
Series B, 0.15% tender 7/11/11, CP mode	3,000,000	3,000,000
Series C:
0.27% tender 7/21/11, CP mode	17,000,000	17,000,000
0.31% tender 10/4/11, CP mode	5,000,000	5,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.11% 7/7/11, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.11% 7/7/11, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.11% 7/7/11, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.09% 7/7/11, LOC Fannie Mae, VRDN (a)(d)	1,075,000	1,075,000
(Hunt Club Apts. Proj.) 0.13% 7/7/11, LOC Fannie Mae, VRDN (a)(d)	6,795,000	6,795,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.08% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 65,000,000	$ 65,000,000
Series 2009 D, 0.08% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	34,500,000	34,500,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	6,300,000	6,300,000
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/11	2,310,000	2,338,394
Series 2003 A, 5.25% 6/1/12	2,000,000	2,088,160
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(f)	5,500,000	5,500,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.3% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.25% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	7,235,000	7,235,000
(BC&C Proj.) 0.24% 7/7/11, LOC Comerica Bank, VRDN (a)(d)	790,000	790,000
(Bosal Ind. Proj.) Series 1998, 0.12% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.06% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,000,000	7,000,000
0.08% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	35,000,000	35,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.09% 7/7/11, LOC JPMorgan Chase & Co., VRDN (a)	6,900,000	6,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.06% 7/1/11, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(John H. Dekker & Sons Proj.) Series 1998, 0.26% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	450,000	450,000
(Pioneer Laboratories, Inc. Proj.) 0.2% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400,000	1,400,000
(S&S LLC Proj.) Series 2000, 0.38% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,205,000	1,205,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.15% 7/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.1% 7/7/11, LOC Comerica Bank, VRDN (a)	$ 11,350,000	$ 11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.09% 7/7/11, LOC Bank of America NA, VRDN (a)	62,200,000	62,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.6% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	1,850,000	1,850,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	10,715,000	10,715,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.1% 7/7/11, LOC Bank of America NA, VRDN (a)	8,125,000	8,125,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.11% 7/7/11, LOC Barclays Bank PLC, VRDN (a)(d)	5,686,000	5,686,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/11	3,000,000	3,049,218
Series A, 0% 10/1/11	3,630,000	3,622,660
Series B, 5% 9/1/11	1,000,000	1,007,549
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.15% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,300,000	5,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.25% 7/7/11, LOC Bank of America NA, VRDN (a)(d)	2,540,000	2,540,000
(Progressive Metal Manufacturing Co. Proj.) 0.24% 7/7/11, LOC Comerica Bank, VRDN (a)(d)	440,000	440,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.1% 7/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,970,000	5,970,000
Wayne County Arpt. Auth. Rev.:
0.09% 7/7/11, LOC PNC Bank NA, VRDN (a)(d)	9,000,000	9,000,000
0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
		774,682,578
Minnesota - 0.1%
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series A1:
0.7% tender 7/7/11, CP mode (d)	$ 1,500,000	$ 1,500,000
0.7% tender 7/7/11, CP mode (d)	300,000	300,000
		1,800,000
New Jersey - 0.3%
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.06% 7/1/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
New Jersey Trans. Trust Fund Auth. Series 2009 C, 0.06% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
		3,000,000
New York - 0.2%
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.06% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,675,000	1,675,000
Ohio - 0.1%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania - 0.3%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,500,000	2,500,000
Texas - 0.1%
Houston Util. Sys. Rev. Series 2004 B4, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.06% 7/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	1,300,000	1,300,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.3% tender 7/15/11, CP mode (d)	3,300,000	3,300,000
Municipal Securities - continued
	Shares	Value
Other - 0.7%
Fidelity Municipal Cash Central Fund, 0.09% (b)(c)	6,269,000	$ 6,269,000
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $820,531,578)		820,531,578
NET OTHER ASSETS (LIABILITIES) - 4.4%		37,546,078
NET ASSETS - 100%		$ 858,077,656
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,049
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $39 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $814,262,578)	$ 814,262,578
Fidelity Central Funds (cost $6,269,000)	6,269,000
Total Investments (cost $820,531,578)		$ 820,531,578
Cash		587,254
Receivable for investments sold		41,366,621
Receivable for fund shares sold		8,072,555
Interest receivable		1,059,572
Distributions receivable from Fidelity Central Funds		644
Receivable from investment adviser for expense reductions		5,257
Other receivables		178
Total assets		871,623,659

Liabilities
Payable for investments purchased	$ 1,000,000
Payable for fund shares redeemed	12,287,652
Distributions payable	74
Accrued management fee	108,896
Other affiliated payables	130,320
Other payables and accrued expenses	19,061
Total liabilities		13,546,003

Net Assets		$ 858,077,656
Net Assets consist of:
Paid in capital		$ 858,058,994
Undistributed net investment income		373
Accumulated undistributed net realized gain (loss) on investments		18,289
Net Assets, for 857,120,569 shares outstanding		$ 858,077,656
Net Asset Value, offering price and redemption price per share ($858,077,656 ÷ 857,120,569 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 1,146,665
Income from Fidelity Central Funds		43,049
Total income		1,189,714

Expenses
Management fee	$ 1,583,621
Transfer agent fees	680,931
Accounting fees and expenses	53,386
Custodian fees and expenses	6,382
Independent trustees' compensation	1,599
Registration fees	23,019
Audit	18,566
Legal	8,295
Miscellaneous	4,166
Total expenses before reductions	2,379,965
Expense reductions	(1,233,609)	1,146,356
Net investment income (loss)		43,358
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2
Net increase in net assets resulting from operations		$ 43,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,358	$ 87,907
Net realized gain (loss)	2	(49)
Net increase in net assets resulting from operations	43,360	87,858
Distributions to shareholders from net investment income	(42,985)	(88,062)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,271,730,491	2,466,684,976
Reinvestment of distributions	42,560	87,186
Cost of shares redeemed	(1,303,951,087)	(2,479,002,606)
Net increase (decrease) in net assets and shares resulting from share transactions	(32,178,036)	(12,230,444)
Total increase (decrease) in net assets	(32,177,661)	(12,230,648)

Net Assets
Beginning of period	890,255,317	902,485,965
End of period (including undistributed net investment income of $373 and $0, respectively)	$ 858,077,656	$ 890,255,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income (loss)	- F	- F	- F	.017	.032	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.017	.032	.030
Distributions from net investment income	- F	- F	- F	(.017)	(.032)	(.030)
Distributions from net realized gain	-	-	- F	-	- F	-
Total distributions	- F	- F	- F	(.017)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.02%	1.68%	3.21%	3.01%
Ratios to Average Net Assets D,E
Expenses before reductions	.55% A	.55%	.60%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.27% A	.30%	.48%	.54%	.54%	.55%
Expenses net of all reductions	.27% A	.30%	.48%	.48%	.42%	.41%
Net investment income (loss)	.01% A	.01%	.02%	1.66%	3.15%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 858,078	$ 890,255	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund(the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 574,841,333	$ 20,346,068	$ (7,175,672)	$ 13,170,396
Fidelity Michigan Municipal Money Market Fund	820,531,578	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $23,787,770 and $63,176,625, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,090

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 11,115

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,222,138.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 1,169	$ -
Fidelity Michigan Municipal Money Market Fund	343	13

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-USAN-0811
1.787785.108

Fidelity®
Municipal Income
Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.47%	$ 1,000.00	$ 1,042.80	$ 2.38
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.46	$ 2.36

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.2	15.5
Illinois	12.3	11.7
New York	11.4	11.4
Texas	11.1	11.6
Florida	8.6	8.6
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.7	36.0
Health Care	17.6	17.7
Transportation	10.1	10.3
Water & Sewer	10.0	9.8
Special Tax	9.1	9.1
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	8.1	10.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	8.2	8.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.8%	AAA 10.3%
AA,A 79.2%	AA,A 78.6%
BBB 7.8%	BBB 8.1%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.1%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,699
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,817
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,212
		16,728
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,036
Series 2007 A3, 5% 6/1/12 (g)	5,000	5,180
		6,216
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,965
5.25% 10/1/20 (FSA Insured)	8,000	8,801
5.25% 10/1/26 (FSA Insured)	2,570	2,653
5.25% 10/1/28 (FSA Insured)	8,345	8,552
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,104
Series 2007 B, 1.014% 1/1/37 (d)	3,000	2,111
Series 2008 D:
5.5% 1/1/38	12,000	12,156
6% 1/1/27	2,600	2,786
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,318
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,637
5.25% 9/1/22	1,000	1,031
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,006
7% 7/1/28	1,500	1,590
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,803
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	$ 2,000	$ 2,394
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	8,500	8,360
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,772
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	10,561
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,135
5% 7/1/23	2,000	2,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,554
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,469
5.5% 12/1/29	7,900	7,774
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	2,145	2,080
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,092
5% 6/1/31 (AMBAC Insured)	2,025	2,065
		111,708
California - 16.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	2,878
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,322
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,597
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,637
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/15 (c)	14,590	16,924
5% 12/1/16 (c)	2,195	2,575
5% 12/1/18 (c)	10,315	12,108
5% 12/1/19 (c)	1,000	1,139
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series A, 5% 7/1/18	$ 5,700	$ 6,660
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,788
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,601
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,222
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,706
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	210
5% 3/1/19	1,800	2,001
5% 8/1/19	16,310	17,875
5% 8/1/20	5,355	5,753
5% 10/1/22	2,300	2,478
5% 11/1/22	3,100	3,291
5% 12/1/22	6,800	7,224
5% 11/1/24	1,600	1,668
5% 3/1/26	5,100	5,229
5% 6/1/27 (AMBAC Insured)	4,100	4,200
5% 9/1/27	10,500	10,680
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,517
5% 9/1/31	22,500	22,539
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,617
5% 9/1/32	24,995	24,832
5% 9/1/33	19,115	18,887
5% 9/1/35	4,050	3,923
5.125% 11/1/24	4,300	4,446
5.125% 2/1/26	2,500	2,566
5.25% 2/1/16	3,800	4,066
5.25% 2/1/19	5,620	5,911
5.25% 2/1/20	2,000	2,095
5.25% 2/1/24	4,000	4,135
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,763
5.25% 2/1/28	4,800	4,903
5.25% 11/1/28	4,485	4,578
5.25% 2/1/33	16,300	16,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 12/1/33	$ 160	$ 161
5.25% 3/1/38	1,800	1,779
5.25% 11/1/40	3,200	3,153
5.5% 8/1/27	14,700	15,563
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,325
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	39,738
5.5% 3/1/40	5,900	6,063
5.6% 3/1/36	2,550	2,627
5.75% 4/1/31	5,020	5,288
6% 3/1/33	23,800	25,819
6% 4/1/38	19,600	20,804
6% 11/1/39	10,020	10,666
6.5% 4/1/33	7,900	8,764
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,305
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,266
Series 2008 L, 5.125% 7/1/22	4,850	5,029
Series 2009 E, 5.625% 7/1/25	10,000	10,569
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,080
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	6,809
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,098
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,398
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	92	65
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,020
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	13,867
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,612
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	$ 7,280	$ 7,564
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,623
5% 3/1/22	1,695	1,725
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,937
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	2,685	2,694
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,615
Series 2005 H:
5% 6/1/17	5,000	5,318
5% 6/1/18	10,300	10,840
Series 2005 J, 5% 1/1/17	6,000	6,422
Series 2009 G1, 5.75% 10/1/30	2,500	2,541
Series 2009 I:
6.125% 11/1/29	1,600	1,691
6.375% 11/1/34	4,600	4,847
Series 2010 A, 5.75% 3/1/30	4,900	4,983
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,892
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,254
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,947
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	28,829
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	12,406
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,056
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,692
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,280
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,450
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,070	$ 4,062
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,806
5.75% 1/15/40	6,300	5,493
5.875% 1/15/27	2,500	2,415
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	23,699
5% 6/1/45	5,305	4,602
Series 2007 A1, 5% 6/1/33	3,005	2,208
5% 6/1/45 (FSA Insured)	445	392
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,184
5.5% 8/1/29	2,000	2,192
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,774
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,031
5% 9/1/19 (AMBAC Insured)	2,545	2,596
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,013
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,883
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	5,000
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	9,985
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,401
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	2,807
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,501
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,455
Newport Beach Rev.:
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev.: - continued
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	$ 2,000	$ 2,152
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,146
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,647
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,550
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,842
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	770	777
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,459
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,203
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,240
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,980	5,495
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,413
6.375% 8/1/26	4,080	4,663
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,751
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,716
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,900
San Marcos Calif Unified School District Series A, 5% 8/1/38 (c)	5,150	4,994
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,440
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	9,943
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	$ 2,200	$ 2,240
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	46,590
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,274
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,216
Series B, 0% 9/1/22 (FGIC Insured)	1,500	832
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,149
5.5% 5/15/16 (AMBAC Insured)	1,170	1,202
5.5% 5/15/17 (AMBAC Insured)	1,235	1,265
5.5% 5/15/19 (AMBAC Insured)	1,375	1,402
5.5% 5/15/22 (AMBAC Insured)	370	375
5.5% 5/15/23 (AMBAC Insured)	380	385
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,018
5.5% 5/15/17 (AMBAC Insured)	2,545	2,662
Series 2009 O:
5.25% 5/15/39	2,400	2,448
5.75% 5/15/30	12,000	13,116
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,304
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,309
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,205
5% 7/1/27	1,840	1,701
Series 2009 A, 5.75% 7/1/24	1,705	1,744
Series 2010 A, 5.5% 7/1/38	3,815	3,542
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	3,999
		900,218
Colorado - 1.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,475	$ 2,655
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,659
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	5,800	4,347
0% 7/15/22 (Escrowed to Maturity) (h)	15,700	10,548
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,145
5% 9/1/22	1,500	1,513
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	1,380	1,054
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	31,840
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,513
5% 11/15/15 (g)	3,000	3,308
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,125
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,753
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,168
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,927
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	7,054
Series 2010 A, 0% 9/1/41	9,600	1,013
Series 2010 C, 5.375% 9/1/26	1,000	947
		83,340
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	$ 8,140	$ 8,431
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,844
Series B, 4.75% 6/1/32	2,200	2,040
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	24,618
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	3,641
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,355
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	7,025
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	787
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,226
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,039
5.25% 7/1/27	4,390	4,718
5.25% 7/1/28	3,000	3,208
		72,633
Florida - 8.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	5,490	6,062
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,589
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,384
5% 7/1/25 (AMBAC Insured)	3,540	3,565
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,231
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,048
5% 1/1/25	1,000	1,044
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,499
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2003 A:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,165
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	4,004
5% 7/1/19 (FGIC Insured)	3,700	3,979
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,895
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,268
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,435
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,226
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,358
5% 6/1/16 (FSA Insured)	7,500	8,080
Series 2011 A1, 5% 6/1/20 (c)	3,000	3,047
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,285	24,636
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,031
5.25% 1/1/36 (FGIC Insured)	1,310	1,313
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,098
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,293
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Pre-Refunded to 6/1/12 @ 101) (h)	3,655	3,866
5.5% 6/1/16 (Pre-Refunded to 6/1/12 @ 101) (h)	2,825	2,988
Series 2001 F, 5% 6/1/32	5,040	5,096
Series 2003 J, 5% 6/1/31	2,500	2,544
Series 2006 A, 5% 6/1/32	1,100	1,111
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101) (h)	1,000	1,059
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2006 E, 5% 6/1/35	$ 3,200	$ 3,292
Series A, 5.5% 6/1/38	2,000	2,132
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,200
5% 10/1/17	2,130	2,288
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,268
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,671
5% 7/1/18	3,320	3,591
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	400
Series 2008 A, 5.25% 7/1/37	3,000	3,112
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,295
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,146
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,090
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,729
5.25% 6/1/19	2,375	2,437
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	5,100	5,114
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,126
5% 11/15/17	1,200	1,312
5% 11/15/22	1,000	1,039
Series 2005 B:
5% 11/15/15	875	985
5% 11/15/15 (Escrowed to Maturity) (h)	125	145
5% 11/15/16	1,040	1,155
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	174
5% 11/15/30	3,565	3,543
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	562
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/14	$ 1,285	$ 1,426
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,087
5% 11/15/15 (Escrowed to Maturity) (h)	35	41
5% 11/15/16	1,020	1,157
5% 11/15/16 (Escrowed to Maturity) (h)	30	35
5.125% 11/15/17	2,750	3,079
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	113
5.125% 11/15/18	965	1,063
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	41
5.125% 11/15/19	1,930	2,097
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	83
Series 2008 B, 6% 11/15/37	11,000	11,393
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,084
5% 7/1/18	2,125	2,258
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,730	3,254
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	4,900	6,771
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	2,270	2,796
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.:
(Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,118
Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,627
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,026
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	$ 860	$ 885
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	18,926
Series 2009 B, 5% 10/1/18	7,500	7,995
Series Three 2010 D, 5% 10/1/38	8,100	8,191
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,574
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,046
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,952
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,547
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,068
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	5,685
Series 2010 A1, 5.5% 10/1/30	3,000	3,065
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	13,291
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	9,189
Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,099
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,515
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,815
5% 8/1/18 (AMBAC Insured)	4,000	4,326
5% 8/1/20 (AMBAC Insured)	2,500	2,694
5% 8/1/21 (AMBAC Insured)	5,095	5,441
5% 8/1/22 (AMBAC Insured)	3,325	3,484
Series 2011 B, 5.625% 5/1/31	6,600	6,752
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,041
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,360
5.25% 12/1/37 (AMBAC Insured)	1,365	1,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 5,000	$ 4,878
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,082
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,869
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,203
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,219
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	3,817
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,044
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,227
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,106
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,848
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,157
5% 10/1/35 (FSA Insured)	5,000	5,034
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,297
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,003
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,093
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,878
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,806
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,837
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Lake County Hosp. District (South Lake Hosp., Inc.): - continued
Series 2010:
5% 10/1/25	$ 4,140	$ 4,078
5.25% 10/1/34	3,500	3,302
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,544
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,532
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity) (h)	985	1,240
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,068
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,432
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,110
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,832
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,774
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,810
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,974
5.25% 7/1/16 (AMBAC Insured)	2,830	3,104
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,009
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,305
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,045
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,001
		471,024
Georgia - 2.7%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,106
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	52,475	50,598
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.: - continued
Series 2009 A:
6% 11/1/25	$ 9,785	$ 10,793
6.25% 11/1/39	10,800	11,467
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,918
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	7,279
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	649
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,521
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,953
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	8,627
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,986
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	13,773
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	13,073
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	18,045	12,877
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,620
		152,240
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,753
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,065
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,239
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,582
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,489
		9,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 4,340	$ 4,625
6.75% 11/1/37	4,300	4,612
		9,237
Illinois - 12.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,123
0% 1/1/22 (FGIC Insured)	1,950	1,129
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,664
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	15,962
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,022
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,102
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	2,000	2,209
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,150
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	752
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,372
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,004
5.25% 1/1/29 (FSA Insured)	435	437
Series A:
5% 1/1/42 (AMBAC Insured)	55	51
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,623
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,520
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,762
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series B: - continued
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 3,060	$ 3,067
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,852
5.25% 1/1/19 (AMBAC Insured)	1,780	1,895
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,458
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,514
Series 2011 C, 6.5% 1/1/41	19,400	21,254
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	3,650	3,659
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,000	7,104
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,978
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,170
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,312
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	476
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	491
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,461
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,515
5% 6/1/20 (AMBAC Insured)	7,000	7,132
5% 6/1/21	2,600	2,627
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,318
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,012
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,448
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,746
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,421
Series 2010 A, 5.25% 11/15/33	15,150	15,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,600	$ 2,776
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,647
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	189
5.25% 1/1/22	380	385
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,449
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,200
5.5% 5/1/23	3,000	3,194
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,253
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	18,852
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,069
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,595
5.5% 9/1/19	4,405	4,586
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	4,075
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,034
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,617
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	7,000	6,599
Series 2010:
5.125% 2/15/25	4,000	3,846
5.25% 2/15/30	5,500	5,188
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,554
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,640
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	$ 2,850	$ 2,701
6% 2/1/28 (AMBAC Insured)	1,000	1,019
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,063
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,892
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,580	12,218
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,215
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	25,736
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,800	12,758
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,599
Series 2009 D, 6.625% 11/1/39	8,000	8,425
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	5,957
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,936
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	5,726
5.25% 5/1/25	7,000	7,153
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,044
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,414
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,721
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,129
Series 2002, 5.25% 12/1/17 (FSA Insured)	2,260	2,341
Series 2006:
5% 1/1/19	4,200	4,489
5.5% 1/1/31	3,000	3,021
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	6,705
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	2,868
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lake Forest Hosp. Proj.):
Series A, 6% 7/1/33	$ 3,775	$ 3,908
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,424
7% 4/1/14	1,415	1,527
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	2,758
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,682
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,060
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,206
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,897
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,305
0% 12/1/21	5,000	3,010
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	608
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,236
0% 12/1/16 (Escrowed to Maturity) (h)	585	536
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,573
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	5,111
Lake County Forest Preservation District Series 2007 A, 0.516% 12/15/13 (d)	1,950	1,917
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,135
5.625% 3/1/21 (AMBAC Insured)	2,505	2,702
5.75% 3/1/19 (AMBAC Insured)	2,240	2,445
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,996
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,366
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,786
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,044
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	26,549
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	2,029
Series 2010 B1, 0% 6/15/44	19,300	2,302
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,310
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,048
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	805
Series 1996 A, 0% 6/15/24	3,060	1,486
Series 2002, 0% 6/15/13 (Escrowed to Maturity) (h)	4,155	4,096
Series 2010 B1:
0% 6/15/43 (FSA Insured)	24,300	3,101
0% 6/15/47 (FSA Insured)	11,570	1,133
Series A:
0% 6/15/13 (Escrowed to Maturity) (h)	5,415	5,343
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,445
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	199
0% 6/15/15 (Escrowed to Maturity) (h)	5,355	5,098
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,645	8,406
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,019
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,273
Series 2007, 5% 11/15/14	1,000	1,058
5% 11/15/18	1,000	1,031
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	11,406
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,411
5% 10/1/18	1,435	1,525
5% 10/1/20	1,290	1,332
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 16,270	$ 13,125
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,074
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	2,984
Series 2009 A, 5.75% 4/1/38	7,805	7,985
Series 2010 A:
5% 4/1/25	5,125	5,249
5.25% 4/1/30	3,200	3,258
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,000	3,356
Series 2002, 0% 11/1/16 (FSA Insured)	6,500	5,393
0% 11/1/14 (Escrowed to Maturity) (h)	2,305	2,237
0% 11/1/14 (FSA Insured)	1,995	1,821
0% 11/1/17 (FSA Insured)	3,200	2,484
		683,773
Indiana - 2.9%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,063
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,630
5.25% 7/15/25 (FSA Insured)	1,720	1,796
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,770
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,402
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,050
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,631
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	30,334
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	2,001
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	$ 7,350	$ 7,394
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,739
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,011
Series 2009 A, 5.25% 11/1/39	5,300	5,284
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,081
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,134
5% 2/15/15	1,500	1,620
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	12,370
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,905	2,115
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,218
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,536
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,673
0% 6/1/18 (AMBAC Insured)	1,700	1,356
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,668
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,825
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,875
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,441
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,204
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,026
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,261
5% 7/1/25	1,000	1,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B: - continued
5% 7/1/26	$ 1,325	$ 1,434
5% 7/1/29	670	713
5% 7/1/35	3,000	3,098
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,403
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,103
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,667
5.75% 9/1/42	1,000	826
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,832
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,577
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,183
		162,110
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	4,921
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,130
Series 2009 D, 5% 11/15/29	4,600	4,657
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	3,629
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,748
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,472
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,340
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,207
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	$ 1,300	$ 1,326
5% 11/15/17	2,500	2,737
		33,592
Kentucky - 1.3%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,403
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,243
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,613
5% 8/15/17	3,650	4,115
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,063
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	4,876
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	22,180	22,108
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,171
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,077
		71,669
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,089
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,082
5.375% 6/1/32 (FGIC Insured)	1,900	1,935
5.5% 6/1/41 (FGIC Insured)	15,500	15,780
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,766
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,515
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,072
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,690	$ 4,510
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,512
0% 9/1/11 (AMBAC Insured)	3,080	3,074
0% 9/1/13 (AMBAC Insured)	3,350	3,147
0% 9/1/14 (AMBAC Insured)	3,165	2,858
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	962
		50,302
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,085
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,317
6% 7/1/38	2,700	2,930
		15,332
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	3,932
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,331
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,090
5% 6/1/16 (CIFG North America Insured)	1,000	1,068
5% 6/1/19 (CIFG North America Insured)	1,500	1,541
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	1,895
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	1,892
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,678
5.75% 7/1/13 (Escrowed to Maturity) (h)	395	413
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,759
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	$ 3,000	$ 3,089
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,032
6% 1/1/43	1,500	1,433
		31,479
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,289
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	7,743
Series I, 6.75% 1/1/36	3,000	3,059
Massachusetts Gen. Oblig.:
Series 2007 A, 0.753% 5/1/37 (d)	7,000	5,552
Series 2007 C:
5.25% 8/1/22	7,700	8,614
5.25% 8/1/23	3,600	4,004
5.25% 8/1/24	9,000	9,932
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,015	3,024
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity) (h)	670	688
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,386
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,284
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,989
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,448
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	32,288
5% 8/15/26	10,000	10,538
5% 8/15/30	30,000	31,183
Series 2007 A:
4.5% 8/15/35	14,090	13,567
5% 8/15/22 (AMBAC Insured)	2,900	3,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,090	$ 5,108
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		156,030
Michigan - 2.0%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,293
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,837
Series 2006, 5% 7/1/36	20,700	17,965
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,105
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,533
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,800
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,035
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,467
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,809
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,283
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,541
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,300	3,589
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,619
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,612
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,044
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,759
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	$ 195	$ 207
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,360	1,364
Series 2008 A, 6.5% 12/1/33	4,000	4,306
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	3,957
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,789
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	3,907
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,803
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,859
		113,493
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,427
5% 5/1/20	1,000	1,029
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,045
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	3,935
Series A, 5% 1/1/12 (g)	2,000	2,039
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,426
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	3,934
5.25% 5/15/18	1,650	1,714
5.25% 5/15/23	2,000	2,019
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,835
5.25% 12/1/19	2,850	3,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	$ 5,600	$ 6,187
Series 2009, 5.75% 7/1/39	20,700	20,473
		55,321
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	665	675
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,651
		3,326
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,084
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,354
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	5,000	4,877
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,778
		12,093
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	3,906
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.67% 12/1/17 (d)	7,900	6,550
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,291
6% 8/15/28	3,500	3,661
6.125% 8/15/31	2,250	2,346
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,491
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	5,500	5,538
		21,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	$ 4,310	$ 4,473
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,128
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,628
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,616
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,640
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,555
0% 7/1/13 (FSA Insured)	4,590	4,461
0% 7/1/14 (FSA Insured)	3,000	2,828
		30,329
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,231
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	807
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,189
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	4,587
		18,814
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,812
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,052
5.125% 3/1/30	5,000	5,037
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,941
5.25% 3/1/23	4,500	4,654
5.25% 3/1/25	9,900	10,170
5.25% 3/1/26	11,305	11,576
Series 2005 P, 5.125% 9/1/28	2,445	2,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2009 AA, 5.5% 12/15/29	$ 4,000	$ 4,170
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,044
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,260
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,536
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,313
5.25% 8/1/19 (FGIC Insured)	2,735	2,796
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,715
		77,566
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,040
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,304
5% 12/1/18	2,000	2,224
		9,568
New York - 11.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,103
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,603
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (h)	7,000	7,688
5.75% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (h)	3,460	3,617
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (h)	1,575	1,647
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100) (h)	1,750	1,830
Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2004:
5.75% 5/1/18 (FSA Insured)	$ 14,720	$ 15,905
5.75% 5/1/20 (FSA Insured)	8,000	8,552
5.75% 5/1/21 (FSA Insured)	3,845	4,090
5.75% 5/1/22 (FSA Insured)	1,000	1,060
5.75% 5/1/23 (FSA Insured)	3,000	3,170
5.75% 5/1/24 (FSA Insured)	3,000	3,158
5.75% 5/1/25 (FSA Insured)	3,400	3,565
5.75% 5/1/26 (FSA Insured)	5,200	5,451
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	13,040
5% 2/15/47	13,100	11,781
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,151
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,666
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,842
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,078
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,532
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (h)	50	55
Series 2008 A1, 5.25% 8/15/27	9,940	10,575
Series 2008 D1, 5.125% 12/1/22	5,000	5,517
Series 2009 I-1, 5.625% 4/1/29	3,600	3,908
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,790
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,323
Series 2002 G, 5.125% 6/15/32	2,000	2,005
Series 2003 A, 5.125% 6/15/34	13,800	13,896
Series 2003 E, 5% 6/15/34	11,120	11,251
Series 2007 DD:
4.75% 6/15/35	7,400	7,411
4.75% 6/15/36	2,900	2,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 A, 5.75% 6/15/40	$ 1,500	$ 1,643
Series 2009 EE, 5.25% 6/15/40	10,300	10,637
Series 2009 FF 2, 5.5% 6/15/40	17,800	18,662
Series 2011 EE, 5.375% 6/15/43	8,835	9,340
Series GG, 5% 6/15/43	6,700	6,826
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,239
5.5% 7/15/38	1,600	1,657
5.625% 7/15/38	2,825	2,956
Series 2009 S3:
5.25% 1/15/34	24,000	24,751
5.375% 1/15/34	2,750	2,858
Series 2009 S4:
5.5% 1/15/39	8,800	9,157
5.75% 1/15/39	4,100	4,343
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	9,905
6% 11/1/28 (b)	8,150	8,293
Series 2003 D, 5% 2/1/31	3,500	3,540
Series 2004 B:
5% 8/1/32	14,700	14,887
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	16
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,068
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (h)	1,880	2,066
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,041
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,717
Series 2009 A, 5% 2/15/39	4,000	4,102
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	7,005	7,287
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,310
5% 7/1/16	1,400	1,558
Series 2007 A, 5% 7/1/14	1,895	2,062
Series 2007 B, 5.25% 7/1/24	2,200	2,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,400	$ 13,772
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,992
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	835
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,152
Series 2010 A, 5% 7/1/26	4,000	4,058
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	570	572
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	11,993
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	26,971
Series 2010 D, 5.25% 11/15/40	6,600	6,668
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,997
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,958
5.25% 1/1/27	12,500	13,236
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,806
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	563
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,390	6,673
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,904
5.25% 6/1/22 (AMBAC Insured)	9,850	10,290
5.5% 6/1/14	1,265	1,269
5.5% 6/1/15	16,735	16,791
5.5% 6/1/17	8,100	8,124
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,056
5.5% 6/1/19	4,050	4,267
Series 2003B 1C:
5.5% 6/1/14	2,735	2,744
5.5% 6/1/15	11,700	11,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/16	$ 4,070	$ 4,082
5.5% 6/1/17	11,500	11,534
5.5% 6/1/18	20,000	20,564
5.5% 6/1/19	10,800	11,380
5.5% 6/1/20	2,700	2,841
5.5% 6/1/20 (FGIC Insured)	5,050	5,313
5.5% 6/1/22	10,065	10,561
Series 2011:
5% 6/1/17 (c)	11,700	13,378
5% 6/1/17 (c)	10,700	12,235
Triborough Bridge & Tunnel Auth. Revs. Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	472
		634,151
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,408
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,780
		14,188
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,922
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,264
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,070	1,150
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,755
5.25% 6/1/18 (AMBAC Insured)	1,620	1,744
5.25% 6/1/19 (AMBAC Insured)	1,540	1,649
5.25% 6/1/22 (AMBAC Insured)	1,620	1,720
5.25% 6/1/23 (AMBAC Insured)	1,620	1,716
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,196
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	$ 10,000	$ 10,245
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,153
5% 2/1/20	1,500	1,597
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,321
5% 10/1/21	5,690	6,072
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	7,811
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,356
Series 2010 B, 5% 1/1/20	6,700	7,542
		58,136
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,752
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,507
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,610
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,533
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,798
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	11,520	11,930
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,818
5.25% 7/1/15	1,300	1,391
		30,339
Ohio - 1.0%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	11,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth.: - continued
Series A-2:
5.875% 6/1/47	$ 3,800	$ 2,766
6.5% 6/1/47	7,535	5,967
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,199
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,495
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,690
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	6,623
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	4,905	4,923
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,536
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,553
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,016
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,585
		53,581
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,050
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,218
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,384
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,064
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,598
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/14	815	864
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,839
		19,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	$ 3,395	$ 3,691
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,381
5.25% 6/1/24 (FSA Insured)	2,605	3,087
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,457
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	994
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,070
Port Morrow Poll. Cont. Rev.:
(Pacific Northwest Proj.) Series A, 8% 7/15/11	385	386
(Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,045
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,092
5.5% 6/15/21 (FSA Insured)	1,060	1,256
		27,459
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,106
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,535
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,275
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,441
5.5% 3/1/25 (FSA Insured)	1,400	1,487
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,592
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,040
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,225
Series A:
6.1% 6/1/12 (AMBAC Insured)	1,050	1,096
6.125% 6/1/14 (AMBAC Insured)	5,230	5,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	$ 1,595	$ 1,829
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,738
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,195
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	4,013
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	12,684
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,143
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,064
Ninth Series, 5.25% 8/1/40	3,750	3,552
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,158
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,517
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,503
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,933
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,728
		91,732
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,377
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,363
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,158
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,201
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	$ 4,600	$ 4,876
5.75%, tender 7/1/17 (d)	8,500	9,121
Series N:
5.5% 7/1/21	5,000	5,159
5.5% 7/1/22	3,250	3,337
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	2,790
Series 2009 A, 6% 8/1/42	7,600	7,855
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	316
		52,715
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/13 (FSA Insured)	4,000	4,245
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,515
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,876
5.25% 9/15/16 (AMBAC Insured)	1,815	1,954
5.25% 9/15/18 (AMBAC Insured)	1,005	1,062
		12,652
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,308
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,564
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,170
5% 11/1/19	1,000	1,058
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,681
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	855	996
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,207
5.375% 1/1/23 (FSA Insured)	1,025	1,060
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,435	1,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	$ 1,000	$ 1,048
5% 4/1/24	4,000	3,797
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,252
5.25% 1/1/39	2,800	2,878
Series 2004 A, 5% 1/1/39	7,600	7,662
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,764
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,050
Sumter Two School Facilities, Inc. Rev. 5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,096
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,950	7,308
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,135
		55,369
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	956
5% 9/1/28	3,000	2,956
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	525	543
		4,455
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,378
5% 12/15/12	4,500	4,712
5% 12/15/14	3,870	4,041
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,785
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,310	$ 3,500
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,127
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,423
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,193
5.75% 7/1/24 (g)	2,400	2,545
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,555	1,606
		50,446
Texas - 11.1%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	6,942
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,783
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,136
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,892
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/24	1,405	1,334
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,551
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,881
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,858
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,817
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,809
5.25% 2/15/42	5,000	5,189
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	$ 220	$ 226
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,166
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,852
5% 8/1/20 (AMBAC Insured)	1,780	1,914
Clint Independent School District 5.5% 8/15/20	210	218
Coppell Independent School District 0% 8/15/20	2,000	1,470
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,857
5.25% 7/15/19 (FSA Insured)	4,000	4,590
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	11,475	11,192
0% 2/15/16	9,700	8,960
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	21,000	21,781
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,306
Series A:
5% 11/1/42	14,800	14,081
5.25% 11/1/12 (g)	5,820	6,128
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,856
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,850
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,549
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,080
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,148
DeSoto Independent School District 0% 8/15/20	3,335	2,451
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,384
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	1,962
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,386
Grand Prairie Independent School District 0% 2/15/16	3,775	3,487
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,680	$ 1,791
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,433
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,024
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,645
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	2,500	2,563
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,627
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,458
Series 2008 B, 5.25% 8/15/47	25,440	25,968
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,730
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,456
5.25% 10/1/24	1,700	1,822
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	1,020	1,161
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,528
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)(g)	3,000	3,033
5% 7/1/25 (c)(g)	1,500	1,491
Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,054
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,428
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	5,900	6,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Series 2005 A, 0% 2/15/16	$ 5,500	$ 5,080
0% 8/15/13	9,835	9,699
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,771
0% 2/15/17	3,480	3,075
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,159
Series 2009, 5% 2/15/34	4,300	4,462
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,370
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,739
Kermit Independent School District 5.25% 2/15/37	4,130	4,294
Kingsville Independent School District 5.25% 2/15/37	3,650	3,795
Lewisville Independent School District 5% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (h)	305	307
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	8,980
Little Elm Independent School District 5.5% 8/15/21	60	60
Longview Independent School District 5% 2/15/34	3,000	3,122
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	6,838
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,904
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	87
5% 5/15/31 (AMBAC Insured)	975	975
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,506
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,058
5.25% 5/15/19 (AMBAC Insured)	1,000	1,053
5.25% 5/15/20	2,000	2,101
Mansfield Independent School District 5.5% 2/15/18	40	41
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,805
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,275	$ 2,290
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,742
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,795
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,633
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,102
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,201
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,503
Series 2008 A:
6% 1/1/23	4,800	5,286
6% 1/1/24	2,000	2,172
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,978
Series 2009 A, 6.25% 1/1/39	10,200	10,538
6% 9/1/41	4,900	5,380
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,051
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,326
5.375% 8/15/37	15,255	16,186
5.75% 8/15/29	1,250	1,285
Robstown Independent School District 5.25% 2/15/29	3,165	3,328
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,294
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	25
5.375% 2/15/21	30	31
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,715
5% 7/1/17 (FSA Insured) (g)	2,765	2,981
5% 7/1/17 (FSA Insured) (g)	2,385	2,545
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,782
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,380
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	$ 2,590	$ 2,840
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	375
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,576
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,719
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,098
5.25% 2/15/22 (AMBAC Insured)	1,090	1,150
5.25% 2/15/30 (AMBAC Insured)	1,800	1,843
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	60
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	1,700	1,735
5% 10/1/41	8,200	8,339
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,086
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,493
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,843
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,441
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,694
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,428
Series 2008, 4.75% 4/1/37	21,920	22,031
5.75% 8/1/26	3,320	3,328
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	16,102
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,509
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,760
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,371
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	$ 37,550	$ 37,552
5.75% 8/15/38 (AMBAC Insured)	15,900	15,714
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/23	2,320	2,555
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,014
5.625% 7/15/21	2,460	2,466
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,520
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,100
Waller Independent School District 5.5% 2/15/37	4,920	5,187
Weatherford Independent School District 0% 2/15/33	6,985	2,470
White Settlement Independent School District:
5.75% 8/15/30	2,890	2,962
5.75% 8/15/34	140	143
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (h)	2,860	3,036
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,316
		617,353
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,236
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	1,505	1,674
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,770
5.25% 4/1/17 (FSA Insured)	4,335	4,523
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,428
		28,631
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
6.125% 12/1/27 (AMBAC Insured)	$ 8,600	$ 8,711
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,132
		15,956
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (d)(g)	4,050	4,142
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,220
6% 2/15/13 (AMBAC Insured)	1,460	1,577
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,809
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,924
		13,672
Washington - 5.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,680
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,914
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,539
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,504
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	21,011
Series 2012 A, 5% 7/1/21 (c)	20,000	21,774
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,699
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B: - continued
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 2,055	$ 2,124
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,753
5.25% 12/1/36 (FSA Insured)	9,180	9,339
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,867
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,221
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,464
Series 2008, 5.75% 1/1/43	22,700	24,241
Series 2009, 5.25% 1/1/42	2,600	2,686
5% 1/1/50	6,500	6,467
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,446
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,579
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,197
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,339
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,035
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,141
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,126
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,246
Series B, 5% 7/1/28	395	414
Series R 97A:
0% 7/1/17 (Escrowed to Maturity) (h)	7,045	6,269
0% 7/1/19 (Escrowed to Maturity) (h)	9,100	7,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 5,000	$ 5,397
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,227
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,125
5.25% 8/15/20	2,000	2,119
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,517
Series 2006 D, 5.25% 10/1/33	2,000	2,052
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,788
5.7% 7/1/38	11,300	10,982
7% 7/1/39	3,000	3,057
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	59,381
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,959
		289,895
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	707
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,646
		3,353
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	2,270	2,387
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,054
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,384
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,207
5.75% 7/1/30	2,655	2,652
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,155
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	$ 3,250	$ 2,981
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,438
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,545
5.5% 8/15/16	1,105	1,147
		28,047
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	8,771
TOTAL MUNICIPAL BONDS (Cost $5,429,219)		5,497,892
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,559
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.09% (e)(f) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,435,819)		5,504,551
NET OTHER ASSETS (LIABILITIES) - 0.8%		42,905
NET ASSETS - 100%		$ 5,547,456
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,024,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,842
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*
*Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,504,451	$ -	$ 5,504,451	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,504,551	$ 100	$ 5,504,451	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.7%
Health Care	17.6%
Transportation	10.1%
Water & Sewer	10.0%
Special Tax	9.1%
Electric Utilities	8.1%
Others* (Individually Less Than 5%)	9.4%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $11,049,000 of which $8,010,000 and $3,039,000 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,435,719)	$ 5,504,451
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,435,819)		$ 5,504,551
Cash		76,315
Receivable for investments sold		3,187
Receivable for fund shares sold		3,394
Interest receivable		73,817
Other receivables		6
Total assets		5,661,270

Liabilities
Payable for investments purchased Regular delivery	$ 8,015
Delayed delivery	92,240
Payable for fund shares redeemed	4,084
Distributions payable	6,891
Accrued management fee	1,697
Other affiliated payables	848
Other payables and accrued expenses	39
Total liabilities		113,814

Net Assets		$ 5,547,456
Net Assets consist of:
Paid in capital		$ 5,497,989
Undistributed net investment income		1,905
Accumulated undistributed net realized gain (loss) on investments		(21,170)
Net unrealized appreciation (depreciation) on investments		68,732
Net Assets, for 442,643 shares outstanding		$ 5,547,456
Net Asset Value, offering price and redemption price per share ($5,547,456 ÷ 442,643 shares)		$ 12.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 126,464

Expenses
Management fee	$ 9,884
Transfer agent fees	2,151
Accounting fees and expenses	338
Custodian fees and expenses	32
Independent trustees' compensation	10
Registration fees	76
Audit	34
Legal	7
Miscellaneous	35
Total expenses before reductions	12,567
Expense reductions	(12)	12,555
Net investment income (loss)		113,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,695)
Change in net unrealized appreciation (depreciation) on investment securities		114,526
Net gain (loss)		108,831
Net increase (decrease) in net assets resulting from operations		$ 222,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,909	$ 243,841
Net realized gain (loss)	(5,695)	(5,712)
Change in net unrealized appreciation (depreciation)	114,526	(88,189)
Net increase (decrease) in net assets resulting from operations	222,740	149,940
Distributions to shareholders from net investment income	(113,809)	(243,604)
Distributions to shareholders from net realized gain	-	(466)
Total distributions	(113,809)	(244,070)
Share transactions Proceeds from sales of shares	706,998	1,246,482
Reinvestment of distributions	72,688	152,825
Cost of shares redeemed	(996,220)	(1,290,967)
Net increase (decrease) in net assets resulting from share transactions	(216,534)	108,340
Redemption fees	20	69
Total increase (decrease) in net assets	(107,583)	14,279

Net Assets
Beginning of period	5,655,039	5,640,760
End of period (including undistributed net investment income of $1,905 and undistributed net investment income of $1,805, respectively)	$ 5,547,456	$ 5,655,039
Other Information Shares
Sold	57,649	98,667
Issued in reinvestment of distributions	5,899	12,083
Redeemed	(81,620)	(102,871)
Net increase (decrease)	(18,072)	7,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.46	$ 11.49	$ 12.58	$ 12.77	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.258	.516	.517	.515	.514	.529
Net realized and unrealized gain (loss)	.260	(.189)	.970	(1.081)	(.125)	.068
Total from investment operations	.518	.327	1.487	(.566)	.389	.597
Distributions from net investment income	(.258)	(.516)	(.517)	(.513)	(.514)	(.527)
Distributions from net realized gain	-	(.001)	- I	(.011)	(.065)	(.120)
Total distributions	(.258)	(.517)	(.517)	(.524)	(.579)	(.647)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.53	$ 12.27	$ 12.46	$ 11.49	$ 12.58	$ 12.77
Total Return B, C	4.28%	2.58%	13.14%	(4.61)%	3.13%	4.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.47% A	.46%	.48%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47% A	.46%	.48%	.47%	.47%	.47%
Expenses net of all reductions	.47% A	.46%	.48%	.46%	.44%	.45%
Net investment income (loss)	4.23% A	4.08%	4.25%	4.23%	4.08%	4.15%
Supplemental Data
Net assets, end of period (in millions)	$ 5,547	$ 5,655	$ 5,641	$ 4,545	$ 5,141	$ 4,686
Portfolio turnover rate F	9% A	10%	10%	15%	22% H	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 147,297
Gross unrealized depreciation	(77,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,078

Tax cost	$ 5,434,473

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December, 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $233,784 and $460,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) 1-800-544-5555

Automated line for quickest service

HIY-USAN-0811
1.787789.108

Fidelity®
Minnesota Municipal Income
Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.50%	$ 1,000.00	$ 1,037.40	$ 2.53
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.32	$ 2.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.0	32.2
Health Care	18.4	17.1
Escrowed/Pre-Refunded	15.8	19.1
Electric Utilities	12.2	12.6
Education	8.4	5.7
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	6.4	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	6.3	6.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 7.9%	AAA 8.3%
AA,A 83.5%	AA,A 82.7%
BBB 3.6%	BBB 3.7%
BB and Below 0.6%	BB and Below 0.4%
Not Rated 2.6%	Not Rated 3.9%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,428,585
Minnesota - 96.3%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,158,500
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,908,952
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	3,285,000	3,440,348
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	4,100,000	4,293,889
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	2,200,000	2,304,038
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,609,358
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,149,040
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	600,170
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,323,036
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	235,582
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,121,200
5.25% 10/1/25	1,955,000	2,028,391
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	863,318
Series 2009 A:
4% 2/1/16	1,000,000	1,113,280
5% 2/1/17	1,000,000	1,167,110
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004, 5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	$ 2,350,000	$ 2,622,624
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,573,432
4% 3/1/17	1,495,000	1,622,344
4% 3/1/18	1,235,000	1,330,577
5% 3/1/30	2,770,000	2,864,097
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,000,000	3,173,790
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,822,480
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,109,060
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,824,905
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,794,304
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,090,030
Hopkins Independent School District #270 Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,382,765
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,040,355
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,249,609
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,096,100
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,197,181
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,303,582
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,340,653
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,057,930
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5% 5/1/16	$ 1,000,000	$ 1,089,550
Series 2007:
5.25% 5/1/24	1,500,000	1,512,600
5.25% 5/1/25	2,000,000	2,004,820
5.25% 5/1/28	3,720,000	3,642,438
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,460,600
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,198,690
Series 2010 A, 5.25% 8/15/25	1,000,000	1,073,270
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	504,710
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	801,272
6% 12/1/19	2,815,000	2,921,689
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,222,480
5% 1/1/35 (AMBAC Insured)	8,500,000	8,361,450
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,093,950
Series 2007 A, 5% 1/1/21	5,000,000	5,381,750
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,213,740
Series 2008 A:
5% 1/1/13 (b)	655,000	692,649
5% 1/1/14 (b)	3,000,000	3,228,570
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,044,599
Series D, 5% 1/1/17 (b)	4,155,000	4,574,655
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,250,000
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,980,348
4% 12/1/21	2,330,000	2,464,441
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,849,664
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.): - continued
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 3,500,000	$ 3,786,090
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,170,480
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,020,000	1,044,755
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,540,346
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	461,605
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,773,288
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,794,709
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,698,900
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,176,371
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,761,604
Series 2009 A, 5% 12/1/23	15,540,000	17,709,063
Series 2009 H, 5% 11/1/21	4,590,000	5,353,133
Series 2010 D:
5% 8/1/21	1,000,000	1,173,360
5% 8/1/22	5,000,000	5,793,100
5% 8/1/23	10,000,000	11,517,500
5% 11/1/15	5,135,000	5,820,112
5% 11/1/15 (Pre-Refunded to 11/1/14 @ 100) (c)	4,865,000	5,524,402
5% 6/1/16	2,015,000	2,367,988
5% 6/1/21	8,585,000	9,539,995
5% 8/1/22	2,600,000	2,897,206
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100) (c)	9,155,000	10,395,869
5% 11/1/26	4,270,000	4,616,980
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	942,280
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,427,728
5% 10/1/23	1,000,000	1,068,800
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	$ 1,565,000	$ 1,688,134
5% 10/1/19	1,000,000	1,060,160
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,532,587
5% 3/1/22	2,535,000	2,750,019
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,124,270
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,655,396
Series Six-I, 5% 4/1/23	1,000,000	1,045,330
Series Six-X, 5.25% 4/1/39	1,500,000	1,522,110
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,992,744
Series 2007, 5.25% 10/1/22	1,000,000	1,080,930
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,485,900
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2004 B, 5.25% 3/1/15	2,000,000	2,304,880
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	591,906
5.6% 6/1/15	615,000	617,017
5.65% 6/1/16	625,000	626,969
5.7% 6/1/17	900,000	902,700
5.75% 6/1/18	975,000	977,779
5.75% 6/1/19	1,050,000	1,052,856
5.8% 6/1/20	1,000,000	1,002,690
5.875% 6/1/22	2,425,000	2,431,305
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,615,631
Series 2009 A:
4% 10/1/17	1,445,000	1,604,658
4% 10/1/18	1,490,000	1,644,319
4% 10/1/19	1,550,000	1,693,065
4% 10/1/20	1,580,000	1,700,459
Series 2011 A, 5% 10/1/30	1,495,000	1,589,738
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,778,089
5% 8/1/17 (FSA Insured)	1,575,000	1,790,791
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	$ 1,000,000	$ 1,049,280
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,362,400
Series 2010 A1, 5% 1/1/19	3,000,000	3,333,720
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,379,500
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	975,970
5.5% 11/1/16	1,025,000	1,082,861
Osseo Independent School District #279 Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	2,100,000	2,153,949
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	800,000	849,784
5% 1/1/15 (AMBAC Insured)	715,000	751,644
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,618,143
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,475,383
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,039,634
5% 2/1/17 (FSA Insured)	2,535,000	2,600,961
5% 2/1/18 (FSA Insured)	2,520,000	2,582,496
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,083,420
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,112,160
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,035,240
Bonds (Mayo Clinic Proj.) Series B, 4%, tender 11/15/38	3,000,000	3,208,950
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,011,950
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,633,485
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	270,437
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100,000	$ 2,182,089
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,056,700
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,529,073
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	264,063
5% 5/15/16	345,000	362,257
5.25% 5/15/17	590,000	619,417
5.25% 5/15/36	1,000,000	925,760
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,185,825
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,276,120
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,014,010
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,000,000	1,024,270
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	230,668
5% 2/1/18 (FSA Insured)	395,000	412,712
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,412,619
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,131,908
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,525,740
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,867,820
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	416,089
5% 8/1/15	480,000	492,946
Series 2007-1:
5% 8/1/13	430,000	439,993
5% 8/1/14	455,000	467,745
5% 8/1/16	500,000	509,615
Series 2003 11, 5.25% 12/1/20	3,000,000	3,190,440
Series 2003 12:
5.125% 12/1/27	5,000,000	5,149,400
5.25% 12/1/18	3,685,000	3,954,631
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	$ 2,520,000	$ 2,320,366
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	4,719,538
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	9,963,717
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,267,763
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,152,634
Series 2009 A:
5% 1/1/13	2,500,000	2,658,275
5% 1/1/14	960,000	1,047,600
5.25% 1/1/30	2,000,000	2,111,340
5.5% 1/1/24	500,000	556,650
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,085,000	2,205,784
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,230,000	2,359,184
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,400,000	2,539,032
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,194,360
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,270,460
Series 2008 C, 5.75% 7/1/30	3,355,000	3,430,387
Series 2009, 5.75% 7/1/39	9,000,000	8,901,090
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,177,460
5% 12/1/21	1,000,000	1,140,520
Series A:
5% 4/1/23	200,000	222,748
5.125% 4/1/34	1,000,000	1,053,070
5.25% 4/1/29	1,000,000	1,090,040
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	$ 6,625,000	$ 7,282,929
5% 8/1/29	4,000,000	4,161,320
Series 2010 A, 5% 8/1/25	1,800,000	1,975,932
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	423,320
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,607,529
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,119,751
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	760,000	860,160
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,022,590
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,235,260
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,330,095
		474,252,242
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,870
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,040,140
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	643,848
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,300,000	1,278,192
Series 2009 A, 6% 8/1/42	1,000,000	1,033,500
Series 2010 A:
0% 8/1/31	6,745,000	1,879,224
0% 8/1/33	950,000	222,329
		7,199,103
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 1,000,000	$ 996,900
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $470,370,563)	483,876,830
NET OTHER ASSETS (LIABILITIES) - 1.8%	8,651,858
NET ASSETS - 100%	$ 492,528,688
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	31.0%
Health Care	18.4%
Escrowed/Pre-Refunded	15.8%
Electric Utilities	12.2%
Education	8.4%
Transportation	6.5%
Others* (Individually Less Than 5%)	7.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $470,370,563)		$ 483,876,830
Cash		4,756,853
Receivable for fund shares sold		290,758
Interest receivable		6,679,727
Other receivables		278
Total assets		495,604,446

Liabilities
Payable for investments purchased	$ 1,198,388
Payable for fund shares redeemed	1,207,522
Distributions payable	410,911
Accrued management fee	149,872
Other affiliated payables	86,653
Other payables and accrued expenses	22,412
Total liabilities		3,075,758

Net Assets		$ 492,528,688
Net Assets consist of:
Paid in capital		$ 478,377,648
Undistributed net investment income		53,493
Accumulated undistributed net realized gain (loss) on investments		591,280
Net unrealized appreciation (depreciation) on investments		13,506,267
Net Assets, for 42,972,002 shares outstanding		$ 492,528,688
Net Asset Value, offering price and redemption price per share ($492,528,688 ÷ 42,972,002 shares)		$ 11.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 9,796,443

Expenses
Management fee	$ 882,963
Transfer agent fees	192,856
Accounting fees and expenses	62,710
Custodian fees and expenses	2,901
Independent trustees' compensation	903
Registration fees	26,820
Audit	22,509
Legal	5,051
Miscellaneous	3,182
Total expenses before reductions	1,199,895
Expense reductions	(1,121)	1,198,774
Net investment income (loss)		8,597,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		650,394
Change in net unrealized appreciation (depreciation) on investment securities		8,410,142
Net gain (loss)		9,060,536
Net increase (decrease) in net assets resulting from operations		$ 17,658,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,597,669	$ 17,489,087
Net realized gain (loss)	650,394	950,925
Change in net unrealized appreciation (depreciation)	8,410,142	(6,975,524)
Net increase (decrease) in net assets resulting from operations	17,658,205	11,464,488
Distributions to shareholders from net investment income	(8,599,898)	(17,490,902)
Distributions to shareholders from net realized gain	(257,469)	(626,088)
Total distributions	(8,857,367)	(18,116,990)
Share transactions Proceeds from sales of shares	42,003,982	112,746,948
Reinvestment of distributions	6,291,102	13,183,841
Cost of shares redeemed	(62,242,185)	(95,046,498)
Net increase (decrease) in net assets resulting from share transactions	(13,947,101)	30,884,291
Redemption fees	2,253	3,343
Total increase (decrease) in net assets	(5,144,010)	24,235,132

Net Assets
Beginning of period	497,672,698	473,437,566
End of period (including undistributed net investment income of $53,493 and undistributed net investment income of $55,722, respectively)	$ 492,528,688	$ 497,672,698
Other Information Shares
Sold	3,709,100	9,792,602
Issued in reinvestment of distributions	555,165	1,145,262
Redeemed	(5,529,738)	(8,306,716)
Net increase (decrease)	(1,265,473)	2,631,148

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.38	$ 10.74	$ 11.22	$ 11.36	$ 11.42
Income from Investment Operations
Net investment income (loss)D	.201	.393	.403	.430	.444	.459
Net realized and unrealized gain (loss)	.216	(.115)	.648	(.460)	(.090)	.004
Total from investment operations	.417	.278	1.051	(.030)	.354	.463
Distributions from net investment income	(.201)	(.394)	(.404)	(.430)	(.444)	(.458)
Distributions from net realized gain	(.006)	(.014)	(.007)	(.020)	(.050)	(.065)
Total distributions	(.207)	(.408)	(.411)	(.450)	(.494)	(.523)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.46	$ 11.25	$ 11.38	$ 10.74	$ 11.22	$ 11.36
Total ReturnB,C	3.74%	2.42%	9.89%	(.28)%	3.19%	4.15%
Ratios to Average Net AssetsE
Expenses before reductions	.50%A	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49%	.51%	.47%	.44%	.47%
Net investment income (loss)	3.58%A	3.41%	3.59%	3.91%	3.95%	4.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 492,529	$ 497,673	$ 473,438	$ 372,276	$ 349,886	$ 335,955
Portfolio turnover rate	4%A	13%	7%	9%	11%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,340,824
Gross unrealized depreciation	(2,846,224)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,494,600

Tax cost	$ 470,382,230

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,820,848 and $25,433,411, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $881 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,121.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

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Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
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7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
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21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
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2211 Michelson Drive
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Colorado

281 East Flatiron Circle
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Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
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1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
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Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
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Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
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15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

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Indiana

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Kansas

5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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Fidelity Investments Money
Management Inc.

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(Hong Kong) Limited

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Fidelity Distributors Corporation

Boston, MA

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Citibank, N.A.

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Boston, MA

Fidelity Service Company, Inc.

Boston, MA

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Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MNF-USAN-0811
1.787786.108

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,039.10	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .53% and the expenses paid in the actual and hypothetical examples above would have been $2.63 and $2.66, respectively.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.1	37.1
Health Care	17.4	16.2
Education	13.7	14.0
Water & Sewer	12.0	12.3
Special Tax	4.5	4.5
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	7.1	8.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	7.8	7.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.7%	AAA 8.4%
AA,A 78.1%	AA,A 79.9%
BBB 6.6%	BBB 7.7%
Not Rated 1.2%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,523,824
Ohio - 92.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,575,030
5% 1/1/15	1,275,000	1,344,959
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	877,578
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,633,872
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,666,642
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,094,250
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,004,136
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,134,970
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,065,147
5% 12/1/37	1,095,000	1,120,097
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,307,465
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,023,340
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	3,600,000	2,850,984
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,583,368
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,268,582
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36 (a)	5,000,000	5,222,400
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	2,655,150
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,713,143
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,138,079
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,098,650
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,067,511
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,000,000	3,499,170
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,038,530
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	509,305
5% 12/1/20	1,240,000	1,407,698
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,729,970
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,615,115
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,230,086
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,271,511
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,330,661
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,055,178
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,406,531
5.25% 12/1/19 (FSA Insured)	1,045,000	1,119,498
5.25% 12/1/23 (FSA Insured)	1,000,000	1,055,800
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,960,122
Cleveland Pub. Pwr. Sys. Rev.:
Series 2010:
5% 11/15/15	2,335,000	2,610,390
5% 11/15/16	1,820,000	2,050,685
Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,381,516
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,595,003
Series 2004, 5% 6/1/34 (FGIC Insured)	4,750,000	4,762,493
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	875,000	896,271
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,158
Series 2007 O, 5% 1/1/37	3,200,000	3,264,512
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,668,500
Series 2009 B:
5% 12/1/26	1,805,000	1,934,003
5% 12/1/28	3,105,000	3,290,493
5% 12/1/29	1,000,000	1,054,660
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,632,579
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,210,087
5% 8/1/27	1,200,000	1,257,888
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,384,206
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,142,664
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,012,462
Dublin City School District 5% 12/1/21	1,200,000	1,358,232
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,366,896
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	800,000	879,256
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,345,144
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,397,372
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,067,728
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,171,480
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	4,984,750
Series A:
5% 11/1/15	260,000	295,350
5% 11/1/16	265,000	303,913
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,895,977
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,008,250
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,952,180
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,124,804
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,149,777
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,310,209
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,199,461
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,170,955
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,942,054
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,679,818
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,796,758
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	960,029
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,555,775
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,133,760
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,334,130
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,160
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,237,227
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,420
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,524,630
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,344,753
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,499,274
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,255,513
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B: - continued
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 5,136,400
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,022,660
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,133,687
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,486,185
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,152,386
5% 8/15/15	1,160,000	1,199,939
5% 8/15/16	1,260,000	1,314,092
5% 8/15/17	1,000,000	1,028,550
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,351,605
0% 12/1/16 (FSA Insured)	1,200,000	1,044,792
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/12	150,000	153,036
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,850,309
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,234,698
5% 11/15/38	1,090,000	1,006,059
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,293,838
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,090,836
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (d)	9,000,000	5,467,680
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,127,240
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	116,033
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	85,401
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	24,909
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,357,299
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,510,979
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,163,700
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	$ 2,500,000	$ 2,675,025
Series A, 6% 12/1/19	1,470,000	1,475,248
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,796,550
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,060,980
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (b)	2,000,000	2,189,060
Series A, 6.25% 11/15/39	2,250,000	2,314,103
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,262,722
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,290,945
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	541,205
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,127,840
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,917,036
Series 2010 A, 5% 10/1/24	6,030,000	6,501,124
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,281,019
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	545,270
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,354,924
Series 2005 B, 5% 5/1/16	1,000,000	1,159,090
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,946,182
Series D, 5% 3/1/24	3,415,000	3,593,126
Series 2006 D, 5% 9/15/20	5,000,000	5,475,650
Series 2008 A:
5.375% 9/1/23	1,165,000	1,295,049
5.375% 9/1/28	7,210,000	7,801,146
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,827,475
Series 1994:
6.125% 10/1/15	2,000,000	2,332,520
6.25% 10/1/16	2,500,000	2,981,700
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	$ 1,635,000	$ 1,672,834
5.5% 1/1/43	3,500,000	3,584,210
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,091,340
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,703,388
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	3,605,480
Series 2010 A, 5.25% 1/15/23	2,500,000	2,553,350
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,329,712
Series 2009, 5.5% 12/1/36	5,000,000	5,094,000
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,211,890
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,279,553
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,040,110
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,375,076
Series B, 5.25% 6/1/16	915,000	987,743
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,517,980
Series 2010 A, 5% 2/15/31	5,000,000	5,183,800
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,108,561
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,216,418
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,635,863
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,123,830
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	87,184
Series 2005:
5.25% 6/1/18	2,610,000	3,120,855
5.25% 12/1/18	2,610,000	3,135,210
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,678,753
Series 2009 B, 5% 12/1/24	1,025,000	1,184,757
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,864,465
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,240,433
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,220,000	1,378,978
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,372,753
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,368,185
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,138,520
5% 6/1/30	1,000,000	1,062,660
Series 2010, 5% 12/1/22	3,000,000	3,418,740
Series 2005 B, 0% 12/1/14	1,500,000	1,414,605
5% 6/1/18	2,000,000	2,192,100
5.25% 12/1/19	1,975,000	2,364,431
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,155,370
5% 12/1/36	2,700,000	2,745,576
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,866,460
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,033,430
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,076,213
0% 12/1/17	1,250,000	1,024,588
5% 12/1/32	1,500,000	1,547,610
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	505,485
6.375% 11/15/30	330,000	333,485
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,151,800
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,269,266
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,607,592
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,004,140
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410,000	$ 1,501,114
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,181,210
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	486,610
5% 12/1/35 (FSA Insured)	2,500,000	2,468,650
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,840,255
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,753,389
5.25% 12/1/21	1,740,000	1,846,679
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,212,538
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,102,360
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,030,400
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,192,429
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,597,650
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,127,050
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,422,984
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,547,190
5% 6/1/19 (AMBAC Insured)	1,520,000	1,615,182
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,082,320
5% 6/1/23 (FSA Insured)	2,000,000	2,144,440
5% 6/1/24 (FSA Insured)	2,000,000	2,118,280
Series 2010 F, 5% 6/1/32	2,000,000	2,001,400
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,226,355
Warren County Gen. Oblig.:
6.1% 12/1/12	170,000	173,764
6.65% 12/1/11	60,000	61,550
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	960,805
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,375,000	$ 1,457,940
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,517,242
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,585,387
		486,295,390
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,870
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,030,634
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,448,967
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,073,080
Series G, 5.25% 7/1/13	1,000,000	1,028,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,278,192
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	114,587
0% 8/1/47 (AMBAC Insured)	1,000,000	90,270
Series 2009 A, 6% 8/1/42	1,000,000	1,033,500
Series 2010 C, 6% 8/1/39	1,800,000	1,870,020
		11,069,520
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,003,750
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,044,760
Series 2009 B, 5% 10/1/25	1,000,000	996,900
		3,045,410
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $490,369,887)	501,934,144
NET OTHER ASSETS (LIABILITIES) - 4.4%	23,015,188
NET ASSETS - 100%	$ 524,949,332
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Health Care	17.4%
Education	13.7%
Water & Sewer	12.0%
Others* (Individually Less Than 5%)	19.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $490,369,887)		$ 501,934,144
Cash		24,985,538
Receivable for fund shares sold		195,554
Interest receivable		4,292,172
Other receivables		1,482
Total assets		531,408,890

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,210,700
Payable for fund shares redeemed	366,502
Distributions payable	606,241
Accrued management fee	159,730
Other affiliated payables	93,939
Other payables and accrued expenses	22,446
Total liabilities		6,459,558

Net Assets		$ 524,949,332
Net Assets consist of:
Paid in capital		$ 513,645,523
Undistributed net investment income		9,959
Accumulated undistributed net realized gain (loss) on investments		(270,407)
Net unrealized appreciation (depreciation) on investments		11,564,257
Net Assets, for 45,259,667 shares outstanding		$ 524,949,332
Net Asset Value, offering price and redemption price per share ($524,949,332 ÷ 45,259,667 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 11,210,529

Expenses
Management fee	$ 938,957
Transfer agent fees	208,336
Accounting fees and expenses	65,913
Custodian fees and expenses	3,066
Independent trustees' compensation	963
Registration fees	14,653
Audit	22,534
Legal	1,926
Miscellaneous	3,336
Total expenses before reductions	1,259,684
Expense reductions	(2,417)	1,257,267
Net investment income (loss)		9,953,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		616,113
Change in net unrealized appreciation (depreciation) on investment securities		8,730,436
Net gain (loss)		9,346,549
Net increase (decrease) in net assets resulting from operations		$ 19,299,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,953,262	$ 21,124,468
Net realized gain (loss)	616,113	(594,300)
Change in net unrealized appreciation (depreciation)	8,730,436	(9,928,963)
Net increase (decrease) in net assets resulting from operations	19,299,811	10,601,205
Distributions to shareholders from net investment income	(9,954,811)	(21,124,642)
Distributions to shareholders from net realized gain	-	(188,729)
Total distributions	(9,954,811)	(21,313,371)
Share transactions Proceeds from sales of shares	43,383,053	102,460,893
Reinvestment of distributions	6,235,979	13,933,919
Cost of shares redeemed	(67,040,158)	(96,159,122)
Net increase (decrease) in net assets resulting from share transactions	(17,421,126)	20,235,690
Redemption fees	986	2,198
Total increase (decrease) in net assets	(8,075,140)	9,525,722

Net Assets
Beginning of period	533,024,472	523,498,750
End of period (including undistributed net investment income of $9,959 and undistributed net investment income of $11,508, respectively)	$ 524,949,332	$ 533,024,472
Other Information Shares
Sold	3,804,792	8,766,597
Issued in reinvestment of distributions	544,773	1,190,981
Redeemed	(5,909,702)	(8,278,123)
Net increase (decrease)	(1,560,137)	1,679,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Income from Investment Operations
Net investment income (loss) D	.221	.447	.455	.449	.444	.459
Net realized and unrealized gain (loss)	.220	(.216)	.737	(.632)	(.040)	.050
Total from investment operations	.441	.231	1.192	(.183)	.404	.509
Distributions from net investment income	(.221)	(.447)	(.455)	(.449)	(.444)	(.459)
Distributions from net realized gain	-	(.004)	(.007)	(.008)	(.050)	(.110)
Total distributions	(.221)	(.451)	(.462)	(.457)	(.494)	(.569)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60
Total Return B, C	3.91%	1.95%	11.11%	(1.62)%	3.59%	4.47%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.48%	.50%	.47%	.45%	.45%
Net investment income (loss)	3.90% A	3.82%	3.99%	4.01%	3.88%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 524,949	$ 533,024	$ 523,499	$ 429,831	$ 424,400	$ 421,878
Portfolio turnover rate	5% A	7%	10%	11%	22%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	78.0	79.4	80.6
31 - 90	3.4	6.0	5.8
91 - 180	9.7	10.2	8.1
181 - 397	8.9	4.4	5.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Fidelity Ohio Municipal Money Market Fund	48 Days	38 Days	39 Days
Ohio Tax-Free Money Market Average*	38 Days	38 Days	35 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Fidelity Ohio Municipal Money Market Fund	48 Days	38 Days	39 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Variable Rate Demand Notes (VRDNs) 71.1%	Variable Rate Demand Notes (VRDNs) 69.9%
Commercial Paper (including CP Mode) 8.5%	Commercial Paper (including CP Mode) 7.4%
Tender Bonds 1.4%	Tender Bonds 0.5%
Municipal Notes 9.2%	Municipal Notes 8.4%
Fidelity Municipal Cash Central Fund 5.1%	Fidelity Municipal Cash Central Fund 8.8%
Other Investments 4.8%	Other Investments 4.7%
Net Other Assets** (0.1)%	Net Other Assets 0.3%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Kentucky - 0.5%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.17% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 1,000,000	$ 1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.1% 7/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	1,870,000	1,870,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.9% tender 7/21/11, CP mode (e)	1,400,000	1,400,000
		4,270,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.65% tender 7/14/11, CP mode	3,830,000	3,830,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.13% 7/7/11, LOC Bank of America NA, VRDN (b)(e)	4,000,000	4,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.6% tender 7/7/11, CP mode (e)	300,000	300,000
Series A1:
0.7% tender 7/7/11, CP mode (e)	600,000	600,000
0.7% tender 7/7/11, CP mode (e)	300,000	300,000
		1,200,000
New York - 0.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 0.04% 7/7/11 (Liquidity Facility Bank of America NA), VRDN (b)	7,000,000	7,000,000
North Carolina - 0.7%
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.23% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,000,000	7,000,000
Ohio - 90.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 35,900,000	$ 35,900,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.49%, tender 8/15/11 (b)	4,437,000	4,437,000
Amherst Exempted Village School District Bonds Series 2001, 5.5% 12/1/11 (Pre-Refunded to 12/1/11 @ 100) (f)	2,000,000	2,042,635
Avon Gen. Oblig. BAN:
Series A, 1% 7/3/12 (a)	5,500,000	5,530,965
1.25% 7/21/11	3,500,000	3,501,277
Avon Local School District BAN 1.125% 12/14/11	1,255,000	1,257,517
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.13% 7/7/11, LOC PNC Bank NA, VRDN (b)	380,000	380,000
Cincinnati Wtr. Sys. Rev. Bonds Series 2005 A, 5% 12/1/11	1,000,000	1,019,496
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	8,075,000	8,075,000
Series 2009 A, 0.08% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	18,405,000	18,405,000
Series 2009 D, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	11,000,000	11,000,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.08% 7/7/11, LOC Bank of America NA, VRDN (b)	34,380,000	34,380,000
Columbus City School District:
BAN 2% 12/1/11	4,670,000	4,699,794
Participating VRDN Series 1488, 0.12% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,945,000	10,945,000
Columbus Gen. Oblig. Bonds:
Series 2005 A, 5% 6/15/12	3,000,000	3,135,425
Series 2005 D, 5% 12/15/11	3,000,000	3,065,645
Series 2009 A, 5% 7/1/11	1,655,000	1,655,000
Columbus Muni. Arpt. Auth. Rev. 0.26% 9/16/11, LOC Cr. Agricole CIB, CP	5,000,000	5,000,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.11% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,275,000	11,275,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.23% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	780,000	780,000
Cuyahoga Falls Gen. Oblig. BAN 1.25% 12/8/11	2,880,000	2,885,883
Delaware Gen. Oblig. BAN:
Series 2010, 1.5% 12/15/11	4,530,000	4,546,876
1.5% 4/26/12	9,800,000	9,868,627
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.:
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 9,340,000	$ 9,340,000
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (b)	9,900,000	10,065,388
Participating VRDN:
Series BC 11 21B, 0.1% 7/7/11 (Liquidity Facility Barclays Bank PLC) (b)(g)	2,330,000	2,330,000
Series WF 11 78C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	10,290,000	10,290,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,315,000	5,315,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007B, 0.21% 7/1/11, LOC KeyBank NA, VRDN (b)	2,500,000	2,500,000
Greene County Gen. Oblig. BAN Series 2011 A, 1.5% 11/2/11	7,950,000	7,980,992
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	700,000	700,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.11% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	8,550,000	8,550,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.11% 7/7/11, LOC PNC Bank NA, VRDN (b)	8,620,000	8,620,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.09% 7/7/11, LOC PNC Bank NA, VRDN (b)	11,945,000	11,945,000
Series 2000, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,800,000	2,800,000
Series 2002 I, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	16,620,000	16,620,000
Series 2007 M, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.09% 7/7/11, LOC Bank of New York, New York, VRDN (b)	9,780,000	9,780,000
Independence Gen. Oblig. BAN 1.875% 4/20/12	7,100,000	7,166,511
Kent State Univ. Revs. Series 2008 B, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	37,750,000	37,750,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.17% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,400,000	$ 11,400,000
Series 2008 B, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,500,000	5,500,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.3% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,240,000	2,240,000
Lancaster Port Auth. Gas Rev. 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	44,645,000	44,645,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	990,000	990,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.24% 7/7/11, LOC Bank of America NA, VRDN (b)	8,075,000	8,075,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.1% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,845,000	1,845,000
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.13% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,870,000	4,870,000
Mason City School District BAN Series 2011, 2% 2/1/12	3,300,000	3,329,004
Mason Gen. Oblig. BAN 1.5% 6/28/12	3,500,000	3,534,530
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.14% 7/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,160,000	3,160,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.15% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,880,000	9,880,000
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series A, 5% 11/15/11	3,545,000	3,601,591
Participating VRDN Series Floaters 3260, 0.09% 7/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	7,565,000	7,565,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.4% 7/7/11, VRDN (b)	2,400,000	2,400,000
Series B, 0.37% 7/7/11, VRDN (b)	1,100,000	1,100,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,700,000	12,700,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,150,000	9,150,000
(FirstEnergy Generation Corp. Proj.) Series 2009 B, 0.04% 7/7/11, LOC UBS AG, VRDN (b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.08% 7/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (b)	$ 4,600,000	$ 4,600,000
Series 2009 D, 0.06% 7/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (b)	3,680,000	3,680,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2003 A, 5% 4/1/12	4,605,000	4,761,796
Series 2002 B, 5% 4/1/12	7,105,000	7,356,260
Series A, 5% 4/1/12	1,125,000	1,164,296
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 B, 0.04% 7/7/11, VRDN (b)	11,305,000	11,305,000
Bonds:
(Higher Ed. Cap. Facilities Proj.) Series 2004 A, 5% 8/1/11	3,500,000	3,513,778
Series 2001 B, 4.75% 11/1/11 (Pre-Refunded to 11/1/11 @ 100) (f)	1,800,000	1,826,617
Series 2002 A, 5% 8/1/11	1,000,000	1,003,943
Series A, 5% 6/15/12	1,315,000	1,373,342
Series K, 5% 5/1/12	1,150,000	1,194,110
5% 3/15/12	3,145,000	3,246,772
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	6,300,000	6,300,000
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.06% 7/7/11, LOC PNC Bank NA, VRDN (b)	9,900,000	9,900,000
(Marietta College Proj.) 0.12% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	385,000	385,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 7/7/11, LOC RBS Citizens NA, VRDN (b)	12,000,000	12,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,400,000	1,400,000
Series B, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,460,000	4,460,000
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 A, 4% 1/1/12	1,200,000	1,220,627
Series 2008 B5:
0.25% tender 12/7/11, CP mode	10,300,000	10,300,000
0.25% tender 2/8/12, CP mode	10,200,000	10,200,000
0.34% tender 10/6/11, CP mode	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.35% tender 9/8/11, CP mode	$ 12,700,000	$ 12,700,000
0.35% tender 9/15/11, CP mode	7,100,000	7,100,000
Series 2008 B6:
0.32% tender 10/17/11, CP mode	7,300,000	7,300,000
0.34% tender 10/6/11, CP mode	23,900,000	23,900,000
(Univ. of Dayton Proj.) Series 2011 A, 2% 12/1/11	2,690,000	2,704,278
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.11% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,000,000	6,000,000
Series 2005 B2, 0.07% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,100,000	5,100,000
Series 2005 D, 0.1% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	13,900,000	13,900,000
Series 2005 F, 0.07% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,800,000	11,800,000
Series 2006 F, 0.07% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	1,100,000	1,100,000
Series B:
0.09% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	10,600,000	10,600,000
0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	3,000,000	3,000,000
Participating VRDN:
Series Clipper 06 8, 0.21% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	1,000,000	1,000,000
Series Merlots 01 A78, 0.15% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	1,475,000	1,475,000
Series Merlots 06 A2, 0.15% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	3,080,000	3,080,000
Series Putters 1334, 0.21% 7/7/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	14,535,000	14,535,000
Series 2004 D, 0.07% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.45% 7/7/11, LOC RBS Citizens NA, VRDN (b)(e)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.23% 7/7/11, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	435,000	435,000
(Wingate at Belle Meadows Proj.) 0.11% 7/7/11, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	7,755,000	7,755,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.11% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 10,100,000	$ 10,100,000
Series 2006 I, 0.09% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	7,225,000	7,225,000
Series 2006 J, 0.08% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	6,200,000	6,200,000
Series 2006 M, 0.07% 7/7/11 (Liquidity Facility Citibank NA), VRDN (b)(e)	21,925,000	21,925,000
Series 2006 N, 0.07% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	17,095,000	17,095,000
Series 2008 B, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	2,000,000	2,000,000
Series 2008 H, 0.1% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds Series 2006-1, 5% 12/15/11	2,665,000	2,720,487
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.14% 7/7/11, LOC Bank of America NA, VRDN (b)(e)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2009, 4% 6/1/12	1,000,000	1,033,790
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,300,000	10,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	11,410,000	11,410,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,220,000	2,220,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.3% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,270,000	1,270,000
Stow Gen. Oblig. BAN 1.5% 5/5/12	6,475,000	6,522,231
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.06% 7/1/11, LOC PNC Bank NA, VRDN (b)(e)	5,800,000	5,800,000
Univ. of Cincinnati Gen. Receipts BAN:
Series 2010 E, 1.5% 7/21/11	5,000,000	5,002,449
Series 2010 H, 2% 12/16/11	14,810,000	14,911,710
Series 2011 B, 2% 5/11/12	8,345,000	8,452,162
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.11% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.28% 7/7/11, LOC RBS Citizens NA, VRDN (b)	$ 2,100,000	$ 2,100,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.17% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	1,165,000	1,165,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,550,000	2,550,000
		903,057,804
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.07% 7/7/11 (Liquidity Facility Bank of America NA), VRDN (b)	2,165,000	2,165,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000,000	1,000,000
		3,165,000
Texas - 0.3%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.1% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	2,000,000	2,000,000
		3,000,000
Virginia - 0.2%
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.08% 7/7/11 (Liquidity Facility Bank of America NA), VRDN (a)(b)	1,700,000	1,700,000
	Shares
Other - 5.1%
Fidelity Municipal Cash Central Fund, 0.09% (c)(d)	50,966,000	50,966,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $997,188,804)		997,188,804
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(737,908)
NET ASSETS - 100%		$ 996,450,896
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 63,391
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $946,222,804)	$ 946,222,804
Fidelity Central Funds (cost $50,966,000)	50,966,000
Total Investments (cost $997,188,804)		$ 997,188,804
Cash		125,040
Receivable for investments sold		31,000,614
Receivable for fund shares sold		8,582,694
Interest receivable		1,235,241
Distributions receivable from Fidelity Central Funds		4,854
Other receivables		142
Total assets		1,038,137,389

Liabilities
Payable for investments purchased Regular delivery	$ 22,580,767
Delayed delivery	8,180,965
Payable for fund shares redeemed	10,622,471
Distributions payable	71
Accrued management fee	151,163
Other affiliated payables	131,766
Other payables and accrued expenses	19,290
Total liabilities		41,686,493

Net Assets		$ 996,450,896
Net Assets consist of:
Paid in capital		$ 996,407,982
Undistributed net investment income		423
Accumulated undistributed net realized gain (loss) on investments		42,491
Net Assets, for 995,970,495 shares outstanding		$ 996,450,896
Net Asset Value, offering price and redemption price per share ($996,450,896 ÷ 995,970,495 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 1,395,082
Income from Fidelity Central Funds		63,391
Total income		1,458,473

Expenses
Management fee	$ 1,797,938
Transfer agent fees	679,680
Accounting fees and expenses	57,968
Custodian fees and expenses	7,130
Independent trustees' compensation	1,800
Registration fees	26,228
Audit	18,655
Legal	3,586
Miscellaneous	4,566
Total expenses before reductions	2,597,551
Expense reductions	(1,188,348)	1,409,203
Net investment income (loss)		49,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(38)
Net increase in net assets resulting from operations		$ 49,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,270	$ 97,721
Net realized gain (loss)	(38)	50,560
Net increase in net assets resulting from operations	49,232	148,281
Distributions to shareholders from net investment income	(48,847)	(98,494)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,581,010,385	2,809,374,764
Reinvestment of distributions	48,399	97,561
Cost of shares redeemed	(1,595,582,181)	(2,828,100,542)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,523,397)	(18,628,217)
Total increase (decrease) in net assets	(14,523,012)	(18,578,430)

Net Assets
Beginning of period	1,010,973,908	1,029,552,338
End of period (including undistributed net investment income of $423 and undistributed net investment income of $0, respectively)	$ 996,450,896	$ 1,010,973,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.018	.032	.030
Distributions from net investment income	- F	- F	- F	(.018)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%	.01%	.15%	1.77%	3.22%	3.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.53% A	.52%	.57%	.54%	.52%	.54%
Expenses net of fee waivers, if any	.29% A	.37%	.55%	.54%	.52%	.54%
Expenses net of all reductions	.29% A	.37%	.55%	.48%	.41%	.40%
Net investment income (loss)	.01% A	.01%	.15%	1.75%	3.17%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 996,451	$ 1,010,974	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 490,371,436	$ 15,081,498	$ (3,518,790)	$ 11,562,708
Fidelity Ohio Municipal Money Market Fund	997,188,804	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $12,130,746 and $45,989,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 934

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,188,188.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 2,417
Fidelity Ohio Municipal Money Market Fund	160

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-USAN-0811
1.787787.108

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Fidelity Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,038.10	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Fidelity Pennsylvania Municipal Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.2	37.8
Health Care	14.7	12.2
Transportation	12.4	14.1
Education	12.3	10.8
Electric Utilities	9.6	8.7
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	6.5	8.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	7.7	7.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 0.1%	AAA 0.1%
AA,A 83.2%	AA,A 84.3%
BBB 13.0%	BBB 11.9%
Not Rated 1.5%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
New Jersey/Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,465,784
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,029,940
Series 2010 D, 5% 1/1/30	3,500,000	3,550,750
		8,046,474
Pennsylvania - 95.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,051,480
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,712,740
Series C-62, 5% 11/1/29	1,420,000	1,424,700
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,634,813
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,072,840
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,134,610
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002, 5.25% 3/1/32	2,000,000	2,008,260
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,796,109
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,168,960
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,242,940
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,228,292
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	6,694,683
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,762,921
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,614,120
6% 3/1/31 (FSA Insured)	1,975,000	2,114,810
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,427,800
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bethel Park School District Series 2009, 5% 8/1/29	$ 7,000,000	$ 7,493,500
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	265,018
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,880,098
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,012,980
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,103,200
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,546,675
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,183,000
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,209,100
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,157,240
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,103,280
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,097,020
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,753,612
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,211,590
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,292,373
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,572,035
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,194,228
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,211,000
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,714,458
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,637,645
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,173,823
7.75% 4/1/25 (FSA Insured)	875,000	1,019,323
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,751,120
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5.3% 7/1/30	$ 1,770,000	$ 1,740,866
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (c)	1,655,000	1,719,231
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,117,509
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	748,238
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,106,205
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,536,800
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,549,630
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,336,444
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,396,206
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,173,120
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,145,120
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	910,305
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	560,115
5% 2/15/34	2,250,000	2,314,395
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,092,769
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,338,823
5.25% 8/15/18	1,450,000	1,518,165
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,886,338
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,315,840
6.375% 11/1/41 (b)	1,300,000	1,305,655
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	$ 3,100,000	$ 3,184,072
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	1,973,780
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,129,560
Pennsylvania Gen. Oblig.:
First Series 2002, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (c)	125,000	128,576
First Series 2007 A, 5% 11/1/23	9,710,000	10,690,701
First Series 2008, 5% 5/15/27	805,000	861,302
First Series 2009, 5% 3/15/27	6,000,000	6,463,560
Second Series 2007 A, 5% 8/1/25	2,500,000	2,700,550
Second Series 2009:
5% 4/15/25	500,000	544,600
5% 4/15/28	5,000,000	5,358,600
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,000,425
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,877,038
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,294,720
Series 2011 A, 5.75% 8/15/41	4,980,000	5,200,913
Series 2010 E, 5% 5/15/31	2,500,000	2,438,375
Series 2010:
5% 9/1/30	1,150,000	1,227,361
5% 9/1/31	1,025,000	1,086,726
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,083,583
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	47,756
Pennsylvania State Univ.:
Series 2005:
5% 9/1/29	1,550,000	1,607,490
5% 9/1/35	4,485,000	4,572,233
Series 2008 A, 5% 8/15/29	3,945,000	4,167,261
Series 2010, 5% 3/1/40	3,635,000	3,748,085
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,093,420
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,936,743
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,121,842
5% 12/1/25 (AMBAC Insured)	7,345,000	7,662,157
5% 12/1/26 (AMBAC Insured)	3,500,000	3,635,345
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,064,000
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,141,900
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,576,650
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,601,865
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,054,960
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,049,300
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,796,822
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,719,472
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,920,267
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,547,781
Ninth Series, 5.25% 8/1/40	5,595,000	5,299,920
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	4,807,777
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,040,200
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,886,434
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,090,720
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,685,000
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,905,090
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.): - continued
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 977,810
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,992,452
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,292,317
Series 2010 C, 5% 9/1/21	4,000,000	4,212,880
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,017,240
Series A:
5% 11/1/31 (FGIC Insured)	400,000	400,832
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,099,660
Pittsburgh Gen. Oblig.:
Series 2002 A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,612,401
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,198,180
5.25% 9/1/16 (FSA Insured)	3,000,000	3,324,450
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	4,729,027
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,814,210
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,381,413
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	945,520
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,717,175
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,693,950
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,099,340
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,866,945
5% 5/1/28 (FSA Insured)	1,000,000	1,046,950
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,110,820
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	$ 2,000,000	$ 2,098,900
Series 2000 C, 5% 9/15/35	2,000,000	2,049,840
Series 2009 A, 5% 9/15/16	1,150,000	1,345,903
Series 2009 B, 5% 9/15/28	2,000,000	2,124,380
Series 2007 B, 5.25% 9/15/28	2,500,000	2,716,300
Series 2009 B, 5.5% 9/15/24	5,250,000	5,941,058
Upper Saint Clair Township School District 5.375% 7/15/16 (Pre-Refunded to 7/15/12 @ 100) (c)	1,855,000	1,952,462
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	4,045,041
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,467,739
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,530,000
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,646,225
0% 8/15/22	6,550,000	3,833,912
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,069,533
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,155,581
		385,019,548
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,035,190
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	531,990
		1,567,180
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $387,992,814)		394,633,202
NET OTHER ASSETS (LIABILITIES) - 2.2%		8,853,514
NET ASSETS - 100%		$ 403,486,716
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.2%
Health Care	14.7%
Transportation	12.4%
Education	12.3%
Electric Utilities	9.6%
Water & Sewer	9.5%
Others* (Individually Less Than 5%)	9.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $387,992,814)		$ 394,633,202
Cash		4,333,181
Receivable for fund shares sold		125,361
Interest receivable		5,186,659
Other receivables		525
Total assets		404,278,928

Liabilities
Payable for fund shares redeemed	$ 72,320
Distributions payable	497,981
Accrued management fee	123,675
Transfer agent fee payable	58,150
Other affiliated payables	17,779
Other payables and accrued expenses	22,307
Total liabilities		792,212

Net Assets		$ 403,486,716
Net Assets consist of:
Paid in capital		$ 398,246,169
Undistributed net investment income		9,119
Accumulated undistributed net realized gain (loss) on investments		(1,408,960)
Net unrealized appreciation (depreciation) on investments		6,640,388
Net Assets, for 37,718,924 shares outstanding		$ 403,486,716
Net Asset Value, offering price and redemption price per share ($403,486,716 ÷ 37,718,924 shares)		$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 8,941,853

Expenses
Management fee	$ 737,921
Transfer agent fees	177,235
Accounting fees and expenses	52,397
Custodian fees and expenses	2,395
Independent trustees' compensation	762
Registration fees	17,557
Audit	22,449
Legal	2,047
Miscellaneous	2,753
Total expenses before reductions	1,015,516
Expense reductions	(1,650)	1,013,866
Net investment income (loss)		7,927,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,266,028)
Change in net unrealized appreciation (depreciation) on investment securities		7,865,187
Net gain (loss)		6,599,159
Net increase (decrease) in net assets resulting from operations		$ 14,527,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,927,987	$ 17,454,333
Net realized gain (loss)	(1,266,028)	3,552,307
Change in net unrealized appreciation (depreciation)	7,865,187	(12,209,214)
Net increase (decrease) in net assets resulting from operations	14,527,146	8,797,426
Distributions to shareholders from net investment income	(7,927,725)	(17,451,496)
Distributions to shareholders from net realized gain	-	(3,009,138)
Total distributions	(7,927,725)	(20,460,634)
Share transactions Proceeds from sales of shares	39,626,961	118,061,292
Reinvestment of distributions	4,796,575	12,823,852
Cost of shares redeemed	(78,499,296)	(116,832,055)
Net increase (decrease) in net assets resulting from share transactions	(34,075,760)	14,053,089
Redemption fees	1,895	2,582
Total increase (decrease) in net assets	(27,474,444)	2,392,463

Net Assets
Beginning of period	430,961,160	428,568,697
End of period (including undistributed net investment income of $9,119 and undistributed net investment income of $8,857, respectively)	$ 403,486,716	$ 430,961,160
Other Information Shares
Sold	3,761,853	10,861,145
Issued in reinvestment of distributions	453,549	1,186,141
Redeemed	(7,486,796)	(10,814,866)
Net increase (decrease)	(3,271,394)	1,232,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.207	.418	.407	.416	.419	.433
Net realized and unrealized gain (loss)	.190	(.197)	.569	(.497)	(.005)	(.009)
Total from investment operations	.397	.221	.976	(.081)	.414	.424
Distributions from net investment income	(.207)	(.418)	(.407)	(.416)	(.419)	(.433)
Distributions from net realized gain	-	(.073)	-	(.023)	(.045)	(.011)
Total distributions	(.207)	(.491)	(.407)	(.439)	(.464)	(.444)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 10.70	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78
Total Return B,C	3.81%	2.02%	9.70%	(.77)%	3.94%	4.02%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% A	.50%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.51%	.46%	.46%	.42%
Net investment income (loss)	3.95% A	3.85%	3.84%	3.96%	3.92%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,487	$ 430,961	$ 428,569	$ 326,566	$ 315,463	$ 305,673
Portfolio turnover rate	9% A	19%	8%	17%	19%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	85.8	83.2	90.6
31 - 90	6.7	5.6	1.0
91 - 180	2.2	4.5	1.8
181 - 397	5.3	6.7	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	29 Days	26 Days
Pennsylvania Tax-Free Money Market Funds Average*	26 Days	27 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Fidelity Pennsylvania Municipal Money Market Fund	29 Days	29 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Variable Rate Demand Notes (VRDNs) 70.1%	Variable Rate Demand Notes (VRDNs) 76.8%
Commercial Paper (including CP Mode) 6.8%	Commercial Paper (including CP Mode) 4.1%
Tender Bonds 1.1%	Tender Bonds 0.9%
Municipal Notes 1.0%	Municipal Notes 3.1%
Fidelity Municipal Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 4.1%
Other Investments 12.4%	Other Investments 10.6%
Net Other Assets 6.3%	Net Other Assets 0.4%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.7%
	Principal Amount	Value
Alabama - 0.2%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.05% 7/1/11, VRDN (b)	$ 1,500,000	$ 1,500,000
California - 0.0%
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	400,000	400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.16% 7/7/11, LOC Bank of America NA, VRDN (b)	855,000	855,000
Florida - 0.7%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.18% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	3,130,000	3,130,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 7/7/11, LOC Bank of America NA, VRDN (a)(b)	1,305,000	1,305,000
		4,435,000
Georgia - 0.4%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.23% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,475,000	2,475,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Chicago Historical Society Proj.) Series 2006, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.19% 7/7/11, VRDN (b)	3,100,000	3,100,000
Kentucky - 0.4%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.1% 7/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	1,400,000	1,400,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.9% tender 7/21/11, CP mode (e)	1,000,000	1,000,000
		2,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.65% tender 7/15/11, CP mode	1,100,000	1,100,000
Minnesota - 0.1%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.13% 7/7/11, LOC Deutsche Bank AG, VRDN (b)(e)	760,000	760,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 D, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 500,000	$ 500,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.75% tender 7/22/11, CP mode	800,000	800,000
Series A1:
0.7% tender 7/7/11, CP mode (e)	1,000,000	1,000,000
0.7% tender 7/7/11, CP mode (e)	200,000	200,000
		2,000,000
Ohio - 0.1%
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,010,000	1,010,000
Pennsylvania - 88.1%
Allegheny County Series C-58 A, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	7,400,000	7,400,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	3,265,000	3,265,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	8,750,000	8,750,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,800,000	4,800,000
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2008 A:
4% 9/1/11	4,000,000	4,023,890
5% 9/1/11	5,670,000	5,713,281
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/11	1,950,000	1,981,498
Series 2009 A, 4% 8/15/11	1,000,000	1,004,560
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.23% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.23% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	710,000	710,000
(The Neighborhood Academy Proj.) 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	4,500,000	4,500,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	200,000	200,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	$ 6,600,000	$ 6,655,132
Allegheny County Sanitation Auth. Swr. Rev. Bonds Series 2001, 5.25% 12/1/11	1,000,000	1,019,238
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.09% 7/7/11, LOC Royal Bank of Scotland PLC, VRDN (b)	8,000,000	8,000,000
Series 2005 A, 0.08% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,110,000	9,110,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.28% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,485,000	1,485,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.18% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,840,000	2,840,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.07% 7/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	10,700,000	10,700,000
Chester County Intermediate Unit Rev. Series 2003, 0.09% 7/7/11, LOC PNC Bank NA, VRDN (b)	2,235,000	2,235,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev.:
(Messiah Village Proj.) Series 2008 B, 0.28% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000,000	8,000,000
(Presbyterian Homes Proj.) Series 2008 B, 0.11% 7/7/11, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.08% 7/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,715,000	4,715,000
Series 2008, 0.08% 7/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,310,000	7,310,000
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0% 7/7/11, VRDN (b)	4,910,000	4,910,000
(The Agnes Irwin School Proj.) Series 2003, 0.18% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,105,000	7,105,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware Valley School District Bonds Series 2007, 4% 11/15/11	$ 2,475,000	$ 2,508,536
East Penn School District Bonds Series 2011, 2% 11/15/11	1,435,000	1,443,653
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2011 A, 0.5% 6/1/12	2,350,000	2,350,000
Participating VRDN:
Series Putters 3446, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,600,000	6,600,000
Series Putters 3915 Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,000,000	5,000,000
Series WF 11 69C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	4,675,000	4,675,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.08% 7/7/11, LOC Bank of America NA, VRDN (b)	15,775,000	15,775,000
Lower Merion School District Series 2009 A, 0.09% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	450,000	450,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.09% 7/7/11, LOC Fannie Mae, VRDN (b)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	3,030,000	3,030,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.18% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	1,517,000	1,517,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.12% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,000,000	24,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.11% 7/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	11,535,000	11,535,000
Series 2002 B5, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 D2, 0.14% 7/7/11, LOC PNC Bank NA, VRDN (b)(e)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.11% 7/7/11, LOC Citibank NA, VRDN (b)(e)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.08% 7/7/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	$ 6,600,000	$ 6,600,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2003, 5% 1/1/12	3,000,000	3,069,209
First Series 2006, 5% 10/1/11	1,400,000	1,416,362
First Series 2007, 5% 8/1/11	2,320,000	2,329,185
First Series 2009, 5% 7/15/11	5,000,000	5,009,036
Second Series 2005, 5.25% 1/1/12	1,600,000	1,638,622
Second Series, 6.25% 7/1/11	1,000,000	1,000,000
Series 2007 B, 5% 11/1/11	1,250,000	1,269,838
Series 2009, 3% 7/1/11	2,450,000	2,450,000
Third Series 2004, 5.25% 7/1/11	3,500,000	3,500,000
Participating VRDN:
Series Putters 3350, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,540,000	4,540,000
Series Putters 3352Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,435,000	4,435,000
Series ROC II R 11505, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	5,200,000	5,200,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.07% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(La Salle Univ. Proj.) Series 2007 B, 0.12% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,890,000	3,890,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.14% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,660,000	7,660,000
(Drexel Univ. Proj.) Series B, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,535,000	9,535,000
(Holy Family Univ. Proj.) Series 2008, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	4,540,000	4,540,000
(King's College Proj.) Series 2002 J3, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	140,000	140,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.06% 7/7/11, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.43%, tender 2/11/12 (b)	7,500,000	7,500,000
Series 2010 A, 4% 4/1/12	1,700,000	1,746,818
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
ROC II R 11721, 0.1% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 7,500,000	$ 7,500,000
Series MS 3252, 0.1% 7/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	5,840,000	5,840,000
Series Putters 3583Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,060,000	6,060,000
Series Putters 3912, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,125,000	4,125,000
Series WF 11 26C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series 2010-111, 0.45% 9/22/11	6,500,000	6,500,000
Participating VRDN:
Series Merlots 07 C50, 0.15% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	1,330,000	1,330,000
Series Putters 3786 Z, 0.2% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	4,965,000	4,965,000
Series 2004 86B, 0.09% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,320,000	6,320,000
Series 2004 86C, 0.09% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,250,000	2,250,000
Series 2005 90C, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	12,500,000	12,500,000
Series 2005 97C, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,450,000	5,450,000
Series 2005-87 C, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,750,000	1,750,000
Series 2005-89, 0.09% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,825,000	11,825,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.16% 7/6/11, LOC Bank of America NA, CP	15,000,000	15,000,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.:
Bonds Series 2009, 5% 6/15/12	2,145,000	2,239,734
Participating VRDN Series Putters 3481, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	5,585,000	5,585,000
Pennsylvania State Pub. School Bldg. Auth. Bonds (Marple Newtown School District Proj.) Series 2001, 5% 9/1/11 (Pre-Refunded to 9/1/11 @ 100) (f)	1,530,000	1,542,009
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ. Participating VRDN Series ROC II R 11917, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 1,300,000	$ 1,300,000
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2001, 5% 7/15/11 (Pre-Refunded to 7/15/11 @ 101) (f)	6,800,000	6,880,168
Pennsylvania Tpk. Commission Tpk. Rev. Bonds:
Series 2001 T, 5.5% 12/1/11	2,510,000	2,560,848
Series 2011 B, 0.11% 4/1/12 (b)	6,700,000	6,700,000
Philadelphia Arpt. Rev. Series 2005 C, 0.08% 7/7/11, LOC TD Banknorth, NA, VRDN (b)(e)	10,705,000	10,705,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.12% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,895,000	7,895,000
(The Franklin Institute Proj.) Series 2006, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,600,000	1,600,000
Eighth Series E, 0.07% 7/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000,000	2,000,000
Fifth Series A2, 0.07% 7/7/11, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (b)	5,685,000	5,685,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series B, 2.5% 5/15/12	1,000,000	1,016,933
Participating VRDN Series ROC II R 11867, 0.1% 7/7/11 (Liquidity Facility Citibank NA) (b)(g)	5,500,000	5,500,000
Philadelphia Wtr. & Wastewtr. Rev.:
Bonds Series 1998, 5.25% 12/15/11	1,475,000	1,505,483
Series 1997 B, 0.09% 7/7/11, LOC Bank of America NA, VRDN (b)	2,080,000	2,080,000
Series 2005 B, 0.06% 7/7/11, LOC Bank of America NA, VRDN (b)	13,640,000	13,640,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.07% 7/7/11, LOC PNC Bank NA, VRDN (b)	5,200,000	5,200,000
RBC Muni. Prods, Inc. Trust Var States Participating VRDN Series RBC E 22, 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada) (b)(g)	6,600,000	6,600,000
Ridley School District Series 2009, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (b)	6,720,000	6,720,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.25% 7/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	2,090,000	2,090,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Somerset County Gen. Oblig.:
Series 2009 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	$ 3,475,000	$ 3,475,000
Series 2009 C, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (b)	1,200,000	1,200,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2011, 2% 6/18/12	6,600,000	6,706,488
Bonds:
(Univ. Cap. Proj.):
Series B, 0.29% tender 7/8/11, CP mode	6,700,000	6,700,000
Series C, 0.25% tender 8/4/11, CP mode	8,000,000	8,000,000
Series 2009 A, 5% 9/15/11	1,045,000	1,054,970
0.26% tender 8/3/11, CP mode	10,805,000	10,805,000
Washington County Hosp. Auth. Rev.:
(Monongeahela Valley Hosp. Proj.):
Series 2011 A, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	2,540,000	2,540,000
Series 2011 B, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (b)	3,395,000	3,395,000
(Washington Hosp. Proj.) Series 2007 B, 0.09% 7/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400,000	9,400,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.18% 7/7/11, LOC Bank of America NA, VRDN (b)	750,000	750,000
		578,727,491
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.15% 7/1/11, VRDN (b)(e)	500,000	500,000
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 0.09% (c)(d)	14,921,000	14,921,000
TOTAL INVESTMENT PORTFOLIO - 93.7% (Cost $615,083,491)		615,083,491
NET OTHER ASSETS (LIABILITIES) - 6.3%		41,433,339
NET ASSETS - 100%		$ 656,516,830
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 20,271
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $13,125 of which $11,336 and $1,789 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $600,162,491)	$ 600,162,491
Fidelity Central Funds (cost $14,921,000)	14,921,000
Total Investments (cost $615,083,491)		$ 615,083,491
Cash		13,417,998
Receivable for investments sold		25,098,325
Receivable for fund shares sold		6,789,130
Interest receivable		1,085,637
Distributions receivable from Fidelity Central Funds		1,433
Other receivables		63
Total assets		661,476,077

Liabilities
Payable for investments purchased Regular delivery	$ 300,004
Delayed delivery	1,305,020
Payable for fund shares redeemed	3,255,436
Distributions payable	59
Accrued management fee	98,498
Other affiliated payables	230
Total liabilities		4,959,247

Net Assets		$ 656,516,830
Net Assets consist of:
Paid in capital		$ 656,526,966
Undistributed net investment income		33
Accumulated undistributed net realized gain (loss) on investments		(10,169)
Net Assets, for 656,395,420 shares outstanding		$ 656,516,830
Net Asset Value, offering price and redemption price per share ($656,516,830 ÷ 656,395,420 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 899,956
Income from Fidelity Central Funds		20,271
Total income		920,227

Expenses
Management fee	$ 1,658,943
Independent trustees' compensation	1,204
Total expenses before reductions	1,660,147
Expense reductions	(772,867)	887,280
Net investment income (loss)		32,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,814
Net increase in net assets resulting from operations		$ 36,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,947	$ 66,633
Net realized gain (loss)	3,814	(70)
Net increase in net assets resulting from operations	36,761	66,563
Distributions to shareholders from net investment income	(32,914)	(66,616)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	915,267,050	1,796,141,406
Reinvestment of distributions	32,605	66,009
Cost of shares redeemed	(929,576,352)	(1,803,565,907)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,276,697)	(7,358,492)
Total increase (decrease) in net assets	(14,272,850)	(7,358,545)

Net Assets
Beginning of period	670,789,680	678,148,225
End of period (including undistributed net investment income of $33 and undistributed net investment income of $0, respectively)	$ 656,516,830	$ 670,789,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.018	.032	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.018	.032	.030
Distributions from net investment income	- F	- F	(.001)	(.018)	(.032)	(.030)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	- F	(.001)	(.018)	(.032)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.00%	.01%	.09%	1.85%	3.25%	3.05%
Ratios to Average Net Assets D,E
Expenses before reductions	.50% A	.50%	.53%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.27% A	.30%	.49%	.51%	.50%	.50%
Expenses net of all reductions	.27% A	.30%	.49%	.46%	.40%	.38%
Net investment income (loss)	.01% A	.01%	.09%	1.82%	3.20%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,517	$ 670,790	$ 678,148	$ 848,937	$ 720,414	$ 539,237

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 387,992,711	$ 9,697,322	$ (3,056,831)	$ 6,640,491
Fidelity Pennsylvania Municipal Money Market Fund	$ 615,083,491	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $16,862,861 and $53,935,409, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 758

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $772,611.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 1,650

In addition, through an arrangement with the Money Market Fund's custodian, $256 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-USAN-0811
1.787788.108

Fidelity®
Short-Intermediate
Municipal Income Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,019.80	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,019.90	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.42%
Actual		$ 1,000.00	$ 1,017.40	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.10
Class C	1.53%
Actual		$ 1,000.00	$ 1,016.00	$ 7.65
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,021.30	$ 2.41
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,021.00	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.3	18.1
California	8.9	9.2
Illinois	7.7	8.7
Florida	7.0	6.5
Texas	6.1	6.6
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	35.8
Electric Utilities	14.2	11.4
Special Tax	12.6	13.5
Health Care	10.7	12.0
Other	5.6	3.9
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	3.1	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	2.7	2.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.7%	AAA 10.4%
AA,A 72.5%	AA,A 71.1%
BBB 5.3%	BBB 5.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.3%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 11.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,021
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,094
Series 2006 D, 5% 11/15/11	1,540	1,557
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,167
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	8,240	8,459
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	769
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,245
		19,312
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,476
5% 10/1/16 (FSA Insured)	13,000	14,558
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,106
Series 2008 D:
5% 1/1/13	3,250	3,423
5% 1/1/14	2,000	2,158
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,026
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,947
Series 2008:
5.5% 9/1/13	18,780	20,228
5.5% 9/1/16	1,385	1,550
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,430
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,185
5% 10/1/20	5,180	5,963
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 4,800	$ 5,275
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	783
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,637
Series 2009 B, 5% 7/1/16	5,090	5,882
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,400
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,175
5% 7/1/15 (FGIC Insured)	1,645	1,778
		108,507
California - 8.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,243
Series 2010 L, 5% 5/1/17	12,000	13,982
Series 2010 M, 5% 5/1/16	8,000	9,273
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,598
Series 2004 A, 5.25% 7/1/12	6,010	6,294
Series 2009 A:
5% 7/1/15	3,660	4,076
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,870
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,300
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,369
5.25% 7/1/14	1,780	2,006
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	591
California Gen. Oblig.:
5% 10/1/11	1,650	1,667
5% 2/1/12	1,650	1,691
5% 3/1/12	15,000	15,430
5% 9/1/12	1,700	1,787
5% 10/1/12	12,600	13,270
5% 11/1/13	9,060	9,865
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,955
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	$ 1,325	$ 1,391
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,145
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,470
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,660
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,131
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,595
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	38,017
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.625%, tender 8/1/11 (c)(f)	10,000	10,003
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,424
California Pub. Works Board Lease Rev.:
Series 2009 J, 5% 11/1/17	2,300	2,557
Series 2010 A:
5% 3/1/16	2,000	2,219
5% 3/1/17	5,405	5,987
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,459
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,057
5% 6/15/13	16,650	17,911
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,186
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,318
Series 2007 A1, 5% 6/1/12	2,570	2,621
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2009 B, 5% 7/1/17	$ 12,905	$ 15,039
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,616
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,652
Series E, 5% 7/1/11	6,075	6,075
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,238
5% 12/1/17	9,790	10,643
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,863
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,381
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,660
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,096
5% 7/1/14	1,120	1,233
5% 7/1/15	2,170	2,439
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,167
5% 7/1/18	2,000	2,272
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,538
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,993
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,869
5% 8/1/18	8,000	8,473
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	998
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,843
5% 5/15/15	1,845	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.: - continued
Series 2009 B, 5% 5/15/14	$ 7,000	$ 7,766
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,513
		340,564
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,143
5% 11/15/11 (Escrowed to Maturity) (g)	120	122
Series 2006 F:
5% 11/15/12	380	401
5% 11/15/12 (Escrowed to Maturity) (g)	845	898
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,603
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,037
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	584
		10,788
Connecticut - 3.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (c)(f)	27,000	27,033
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,381
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,085
Series 2006 F, 5% 12/1/11	23,100	23,550
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,732
Series 2009 1:
5% 2/1/14	2,500	2,749
5% 2/1/15	11,995	13,547
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (c)	5,900	5,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,879
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,046
		118,903
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (c)	5,500	5,501
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,074
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,559
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,044
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,637
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,107
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,107
		25,528
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,284
5% 12/1/15	4,395	4,730
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,024
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,002
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,518
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,214
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,465
5% 10/1/16	1,530	1,661
5% 10/1/17	1,455	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	$ 4,265	$ 4,696
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,283
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,343
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,889
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,005
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,738
Series 2006 G:
5% 11/15/11	675	686
5% 11/15/11 (Escrowed to Maturity) (g)	25	25
Series 2009 E, 5% 11/15/15	2,345	2,640
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,231
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,113
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,351
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,542
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,866
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,135
5% 9/1/17	1,000	1,151
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,527
5% 10/1/12	7,350	7,736
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	866
5.25% 10/1/15	3,525	4,011
Series 2011, 2% 10/1/12 (b)	2,195	2,231
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,049
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,885
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000	2,005
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,112
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,058
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,441
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,145
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,401
5% 10/1/16	1,000	1,087
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,691
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,060
5% 11/1/15 (FSA Insured)	1,825	1,979
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,589
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,753
Series 2011 B:
5% 10/1/18 (b)	2,250	2,620
5% 10/1/19 (b)	2,325	2,701
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5% 10/1/17 (f)	4,465	4,796
5% 10/1/18 (f)	2,745	2,919
5% 10/1/19 (f)	2,025	2,124
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,530
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	$ 3,435	$ 3,681
5% 7/1/14	2,000	2,162
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011, 5% 10/1/19 (b)	5,590	6,458
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,836
5% 11/15/17	1,500	1,699
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,146
5% 10/1/15 (FSA Insured) (f)	2,920	3,186
5% 10/1/16 (FSA Insured) (f)	6,000	6,580
5% 10/1/17 (FSA Insured) (f)	5,000	5,452
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,289
		260,917
Georgia - 2.9%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	5,000	5,023
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,720
Series 2008:
0.8%, tender 6/21/12 (c)	13,855	13,859
5.05%, tender 1/12/12 (c)	1,500	1,533
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	7,884
Series 2011 A, 2.5%, tender 3/1/13 (c)	3,500	3,516
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,631
5% 11/1/13	7,550	8,105
5% 11/1/14	7,490	8,195
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,446
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	$ 11,500	$ 11,554
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,118
5% 1/1/14	3,000	3,283
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,159
Series 2008 D, 5.75% 1/1/19	9,000	10,439
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,515
5% 10/1/12	1,000	1,049
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,398
5% 1/1/15	1,040	1,117
5% 1/1/16	2,415	2,599
5% 1/1/18	1,530	1,612
		111,982
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	3,900	4,268
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,878
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,408
Series DY:
5% 2/1/15	3,500	3,961
5% 2/1/16	4,000	4,610
		25,125
Illinois - 7.7%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,558
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,543
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,838
Series A:
5% 1/1/17 (FSA Insured)	3,465	3,743
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5.25% 1/1/12 (FSA Insured)	$ 175	$ 178
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,449
5.125% 1/1/15 (AMBAC Insured)	3,995	4,306
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,423
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,415
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,572
5% 1/1/13 (FSA Insured)	4,000	4,237
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,082
Series 2010 E:
5% 1/1/15 (f)	4,000	4,332
5% 1/1/16 (f)	1,500	1,644
Series 2011 B, 5% 1/1/18	6,500	7,148
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,189
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,947
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,582
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,949
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,919
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,806
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,656
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,488
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,391
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	$ 3,000	$ 3,119
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,464
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,679
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	779
5% 7/1/13	415	444
5% 7/1/15	1,000	1,107
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,244
5% 5/15/17	3,520	3,805
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,081
5% 5/1/14	2,000	2,102
5.75% 5/1/19	2,650	2,832
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,322
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,817
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,050
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,110
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,252
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,511
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,987
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,613
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,745
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,664
Series 2004 B, 5% 3/1/14	15,500	16,666
Series 2004, 5% 11/1/16	11,000	12,096
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2005:
5% 4/1/17 (AMBAC Insured)	$ 8,050	$ 8,541
Series 2007 A, 5.5% 6/1/15	1,000	1,110
Series 2007 B, 5% 1/1/17	9,835	10,678
Series 2010:
4% 1/1/13	3,695	3,827
5% 1/1/15 (FSA Insured)	20,000	21,701
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,408
5% 5/15/16 (FSA Insured)	2,325	2,496
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,350
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,521
4.5% 6/15/17	6,075	6,675
Series 2010, 5% 6/15/15	8,800	9,690
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,320
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,650
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	547
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,318
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,016
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,385
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,561
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,388
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	637
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,679
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev. 0% 4/1/14	$ 2,350	$ 2,211
Will County Cmnty. Unit School District #365-U:
Series 2002, 0% 11/1/16 (FSA Insured)	2,975	2,468
0% 11/1/14 (Escrowed to Maturity) (g)	1,025	995
0% 11/1/14 (FSA Insured)	875	799
		296,965
Indiana - 2.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,036
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,296
5.25% 1/10/12 (FSA Insured)	1,355	1,387
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,264
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,547
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,751
5% 5/1/15	6,420	6,957
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,400
5% 12/1/15	2,135	2,430
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,920
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,730
Series 2010 A, 5% 2/1/17	2,800	3,250
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,418
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,100
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,647
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	$ 5,000	$ 5,259
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,649
5% 10/1/17	5,000	5,589
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,171
Logansport High School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,021
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,071
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,126
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,659
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	557
5% 7/1/15	315	362
5% 7/1/16	500	583
Series Z-1:
5% 7/1/16	1,215	1,416
5% 7/1/17	1,000	1,170
5% 7/1/18	1,500	1,753
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,601
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,178
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,113
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,308
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,126
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,178
		99,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	$ 2,165	$ 2,363
5% 7/1/16	1,335	1,462
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,840
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,224
		8,889
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	639
5% 11/15/15	625	705
5% 11/15/16	875	998
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	717
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	560
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,626
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,179
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,620
5% 11/15/15	6,245	6,869
5% 11/15/16	5,410	5,956
		22,869
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	798
4% 2/1/15	1,495	1,599
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,314
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,474
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1%, tender 9/1/11 (c)	$ 1,700	$ 1,700
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,857
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,978
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,504
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,992
		42,741
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,023
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,063
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,694
5% 7/1/16	2,000	2,168
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,031
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,090
		13,069
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	1,985
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,233
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,555
5% 7/1/14	3,500	3,800
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,479
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,947
		31,999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	$ 1,000	$ 1,117
5% 5/15/16	4,400	5,132
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,527
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	98
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,647
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,646
4% 7/1/16	1,000	1,107
5% 7/1/13	1,000	1,082
Series Q2:
4% 7/1/15	1,170	1,284
4% 7/1/16	1,000	1,107
5% 7/1/13	1,100	1,190
5% 7/1/14	1,080	1,199
5% 7/1/17	1,370	1,599
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,633
5% 1/1/16	1,300	1,378
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,591
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,654
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,496
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,236
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,149
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	995
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A: - continued
5% 12/15/13 (FSA Insured)	$ 2,000	$ 2,199
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,462
		72,048
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,645
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,268
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,297
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,867
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,096
Detroit Swr. Disp. Rev. Series 2006 D, 0.804% 7/1/32 (c)	4,080	2,785
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,070
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,352
5% 5/1/13 (FSA Insured)	1,305	1,399
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,499
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,118
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,410
5% 11/15/19	1,000	1,119
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,393
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,534
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,101
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	127
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,579
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,703
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,174
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,766
5% 10/1/15	1,750	1,999
5% 10/1/15	3,250	3,712
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,740
5% 5/1/14	2,140	2,296
5% 5/1/15	1,845	2,008
5% 5/1/16	1,865	2,042
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 1995 CC, 4.85%, tender 9/1/11 (AMBAC Insured) (c)	2,000	2,010
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,134
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,404
Royal Oak City School District 5% 5/1/12	2,000	2,068
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,243
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,529
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,372
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,679
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,010
		93,014
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,057
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	$ 1,335	$ 1,471
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	628
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,105
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,137
		7,872
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,053
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,004
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,774
		5,831
Missouri - 0.2%
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,491
Saint Louis Arpt. Rev.:
Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,000
Series 2011 B, 3% 7/1/12	1,000	1,014
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,002
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,085
		5,592
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,599
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,582
Series C:
4% 1/1/15	2,360	2,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev.: - continued
Series C:
4% 1/1/16	$ 2,195	$ 2,402
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,311
		19,455
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	1,790	1,790
Series 2008 E:
5% 7/1/14	2,905	3,161
5% 7/1/15	3,500	3,865
Series A1, 5% 7/1/12 (AMBAC Insured) (f)	2,000	2,078
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,217
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,230
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,434
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,445
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,751
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,017
Nevada Gen. Oblig. Series 2010 C, 5% 6/1/19	12,140	13,574
		76,562
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,067
New Jersey - 2.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,613
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,373
5% 6/15/16	6,500	7,121
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	8,200	8,216
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	$ 7,000	$ 7,567
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,197
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,980
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,718
5% 3/1/15	10,400	11,428
Series 2009 BB, 5% 9/1/15	3,390	3,762
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,239
5.25% 7/1/15 (FSA Insured)	5,000	5,738
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,943
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,828
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,701
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,332
		100,103
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,135
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,672
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,543
Series 2010 A1:
4% 12/1/15	3,700	3,997
4% 12/1/16	6,750	7,298
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,129
		47,774
New York - 16.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,156
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	663
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,199
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,627
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,863
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,059
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	616
Series 2003 F, 5.5% 12/15/11	6,725	6,880
Series 2005 C, 5% 8/1/12	19,770	20,729
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,177
Series 2005 F1, 5% 9/1/15	3,560	4,058
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,339
Series 2008 E, 5% 8/1/12	5,000	5,242
Series 2010 C, 5% 8/1/13	7,000	7,617
Series B:
5% 8/1/14	10,000	11,184
5% 8/1/15	10,000	11,381
Series K:
5% 8/1/11	2,150	2,157
5% 8/1/11 (Escrowed to Maturity) (g)	1,130	1,134
5% 8/1/12	2,335	2,448
5% 8/1/12 (Escrowed to Maturity) (g)	2,025	2,129
Series O:
5% 6/1/12	1,745	1,817
5% 6/1/12 (Escrowed to Maturity) (g)	5,780	6,027
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	25,445	25,850
6% 11/1/28 (a)	44,755	45,539
Series 2007 C1, 5% 11/1/15	15,200	17,589
Series 2010 B, 5% 11/1/17	30,000	35,259
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/15	$ 8,300	$ 9,605
5% 11/1/17	10,115	11,888
Series B:
5% 11/1/11	11,060	11,229
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,543
Series E, 4% 11/1/12	6,790	7,115
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,560
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,029
5% 3/15/13	3,545	3,816
5% 3/15/14	3,745	4,166
5% 3/15/15	4,000	4,558
Series 2009 D:
5% 6/15/14	9,890	11,095
5% 6/15/15	16,075	18,453
5% 6/15/16	9,330	10,884
Series 2010 A:
5% 2/15/14	9,850	10,927
5% 2/15/15	8,780	9,981
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,913
5.75% 7/1/13 (AMBAC Insured)	795	827
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,973
5% 8/15/14	7,755	8,561
Series 2009 A1, 5% 2/15/15	9,000	10,015
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,598
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,026
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,686
Series 2008 B, 5% 7/1/15	30,000	33,800
Series 2009 A:
5% 7/1/15	12,850	14,414
5% 7/1/16	8,390	9,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 12,400	$ 14,503
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,518
5% 11/15/15	2,325	2,634
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,717
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,101
5.25% 11/15/19 (FGIC Insured)	5,200	5,834
Series 2005 C, 5% 11/15/11	2,750	2,794
Series 2010 B2, 4% 11/15/14	2,830	3,056
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,458
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,799
Series 2010 A, 5% 4/1/17	1,000	1,154
Series 2011 A1:
5% 4/1/17	1,500	1,736
5% 4/1/18	3,500	4,058
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,128
Series 2009 C:
5% 12/15/15	6,500	7,553
5% 12/15/16	17,000	20,010
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,486
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,015
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	405	406
5.5% 6/1/17	6,000	6,018
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2011, 5% 6/1/16 (b)	$ 20,000	$ 22,798
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,415
		628,675
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,301
		5,504
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	410
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,778
5% 3/1/18	1,500	1,734
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,604
5% 11/1/15 (FSA Insured)	1,600	1,746
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,445
5% 1/1/16	6,035	6,778
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,420
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,670
5% 6/1/16	1,000	1,124
5% 6/1/17	3,220	3,623
5% 6/1/18	3,820	4,280
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,147
		39,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	$ 1,575	$ 1,594
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,976
		3,570
Ohio - 2.9%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,104
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	843
5% 6/1/16 (FSA Insured)	1,105	1,241
5% 6/1/17 (FSA Insured)	1,160	1,303
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,735
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,575
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,567
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,599
5% 10/1/15	6,505	7,333
Series 2010 C:
4% 10/1/15	3,200	3,505
5% 10/1/16	1,250	1,434
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,277
5% 10/1/15	4,535	5,112
Series 2010 A, 5% 10/1/15	1,185	1,346
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,047
Series 2010 B, 5% 9/15/15	19,080	21,942
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,893
Series 2010 A, 5% 8/1/17	3,290	3,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	$ 2,000	$ 2,224
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	539
5% 1/15/17	1,000	1,068
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,843
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,131
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	8,120
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,034
5% 12/1/13	875	930
5% 12/1/14	2,275	2,450
		112,044
Oklahoma - 0.3%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	998
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,850
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,829
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	315	329
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,027
		12,033
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,708
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,434
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,053
5% 3/15/14	595	638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,707
5% 3/15/16	1,750	1,904
		14,444
Pennsylvania - 5.0%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,410
5% 1/1/15 (FSA Insured) (f)	1,000	1,051
5% 1/1/16 (FSA Insured) (f)	1,000	1,053
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,332
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,963
Series 2008 B, 5% 6/15/14	1,385	1,524
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,495
5% 8/15/14	1,955	2,162
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	1,994
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,854
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,088
5% 7/1/17	1,255	1,355
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,390
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,054
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,282
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,252
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2007 A:
5% 8/1/12 (FSA Insured)	$ 5,000	$ 5,229
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,845
5% 12/15/15 (FSA Insured)	5,000	5,498
5% 12/15/16 (FSA Insured)	7,275	8,031
Series 2011:
4% 8/1/12	4,325	4,463
5.25% 8/1/17	6,165	6,761
5.25% 8/1/18	5,515	6,003
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,458
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,520
Series 2010 C:
5% 9/1/15	13,200	14,559
5% 9/1/16	13,610	15,058
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,697
5% 6/15/16	6,000	6,711
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,975
5% 2/1/16 (FSA Insured)	5,620	6,167
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,332
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,707
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,570
5% 9/1/16 (FSA Insured)	1,685	1,912
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,649
5% 11/15/14	4,690	5,129
5% 11/15/15	2,420	2,684
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,348
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,333
		190,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.1%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	$ 1,040	$ 1,056
5% 12/1/12	1,000	1,040
		2,096
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,373
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,250
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,482
		12,105
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,204
5% 2/1/17	2,300	2,516
		4,720
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	687
5% 9/1/15	680	755
5% 9/1/16	500	554
5% 9/1/17	490	538
		2,534
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,005
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,053
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,655
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,888
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,236
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,498
		17,374
Texas - 6.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,942
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,465
Series 2006 B:
6% 1/1/12	500	506
6% 1/1/13	1,270	1,304
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,068
Series A, 5% 11/15/15	1,000	1,143
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,712
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,591
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,437
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,045
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,500
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,192
Corpus Christi Independent School District 4% 8/15/14	10,140	11,036
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,774
5% 11/1/15	5,000	5,618
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,069
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,543
Series 2009, 5% 2/15/16	3,690	4,290
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	$ 2,215	$ 2,486
Series 2009, 5% 2/15/16	1,375	1,581
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,056
5% 11/15/14	1,000	1,111
5% 11/15/16	500	571
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,085
5% 8/15/14	1,075	1,198
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (b)(f)	7,380	8,040
Series 2011 B, 3% 7/1/12 (b)	1,540	1,573
Series A:
5% 7/1/15	2,070	2,336
5% 7/1/16	1,080	1,238
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,077
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,181
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,683
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,041
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,157
Houston Util. Sys. Rev. Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,510
Humble Independent School District Series 2009, 4% 2/15/13	400	422
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,061
Keller Independent School District 5% 2/15/14	3,750	4,132
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,578
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,139
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,368
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	$ 2,125	$ 2,410
5% 5/15/16	2,360	2,717
5% 5/15/17	2,805	3,234
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,558
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,984
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,219
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,029
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,294
Northside Independent School District Bonds 1.5%, tender 8/1/12 (c)	12,500	12,618
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,588
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,802
5% 2/15/16	2,000	2,272
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,689
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,692
5% 11/15/12	1,950	2,063
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,471
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (b)(f)	3,365	3,421
0% 10/1/13	6,500	6,293
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,078
5% 9/1/15	835	947
5% 9/1/16	750	856
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,073
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,141
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,000
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,276
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,261
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,688
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,104
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,401
		234,934
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,788
0% 10/1/12 (AMBAC Insured)	3,800	3,735
0% 10/1/13 (AMBAC Insured)	3,760	3,616
		11,139
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,423
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,447
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,030
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,836
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,588
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,909
		18,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.8%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,190	$ 1,190
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,483
Series 2012 A, 5% 7/1/19 (b)	30,000	32,896
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,402
5% 12/1/17	2,950	3,443
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,766
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,800
Series 2010 C:
5% 2/1/16 (f)	2,000	2,206
5% 2/1/17 (f)	2,500	2,731
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,330
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,970
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,127
5% 8/15/14	2,000	2,157
		70,501
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,087
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,879
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,230
Series 2009 C, 4% 5/1/14	3,365	3,661
Series 2010 1:
5% 5/1/14	5,750	6,415
5% 5/1/15	8,005	9,150
5% 5/1/16	10,000	11,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	$ 1,175	$ 1,251
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,585
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	914
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,083
5% 12/15/15	1,105	1,216
5% 12/15/16	1,440	1,584
5% 12/15/17	1,540	1,673
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,004
Series 2006 A, 5% 8/15/11	1,315	1,327
		51,614
TOTAL MUNICIPAL BONDS (Cost $3,327,958)		3,421,059
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $7,600)	7,600	7,669
Money Market Funds - 5.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.09% (d)(e) (Cost $201,914)	201,913,900	201,914
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $3,537,472)		3,630,642
NET OTHER ASSETS (LIABILITIES) - 5.6%		215,986
NET ASSETS - 100%		$ 3,846,628
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 184
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,428,728	$ -	$ 3,428,728	$ -
Money Market Funds	201,914	201,914	-	-
Total Investments in Securities:	$ 3,630,642	$ 201,914	$ 3,428,728	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.3%
Electric Utilities	14.2%
Special Tax	12.6%
Health Care	10.7%
Others* (Individually Less Than 5%)	29.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,335,558)	$ 3,428,728
Fidelity Central Funds (cost $201,914)	201,914
Total Investments (cost $3,537,472)		$ 3,630,642
Cash		266,191
Receivable for fund shares sold		4,760
Interest receivable		38,235
Distributions receivable from Fidelity Central Funds		17
Other receivables		13
Total assets		3,939,858

Liabilities
Payable for investments purchased Regular delivery	$ 2,611
Delayed delivery	83,003
Payable for fund shares redeemed	3,649
Distributions payable	1,986
Accrued management fee	1,160
Distribution and service plan fees payable	107
Other affiliated payables	686
Other payables and accrued expenses	28
Total liabilities		93,230

Net Assets		$ 3,846,628
Net Assets consist of:
Paid in capital		$ 3,752,193
Distributions in excess of net investment income		(77)
Accumulated undistributed net realized gain (loss) on investments		1,342
Net unrealized appreciation (depreciation) on investments		93,170
Net Assets		$ 3,846,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($210,482 ÷ 19,632.9 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Class T: Net Asset Value and redemption price per share ($24,712 ÷ 2,308.9 shares)	$ 10.70

Maximum offering price per share (100/97.25 of $10.70)	$ 11.00
Class B: Net Asset Value and offering price per share ($2,074 ÷ 193.5 shares)A	$ 10.72

Class C: Net Asset Value and offering price per share ($70,009 ÷ 6,541.8 shares)A	$ 10.70

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,394,883 ÷ 317,183.5 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($144,468 ÷ 13,490.7 shares)	$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 51,498
Income from Fidelity Central Funds		184
Total income		51,682

Expenses
Management fee	$ 6,789
Transfer agent fees	1,734
Distribution and service plan fees	633
Accounting fees and expenses	303
Custodian fees and expenses	21
Independent trustees' compensation	7
Registration fees	115
Audit	25
Legal	5
Miscellaneous	25
Total expenses before reductions	9,657
Expense reductions	(49)	9,608
Net investment income (loss)		42,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,357
Change in net unrealized appreciation (depreciation) on investment securities		33,416
Net gain (loss)		34,773
Net increase (decrease) in net assets resulting from operations		$ 76,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,074	$ 87,857
Net realized gain (loss)	1,357	4,561
Change in net unrealized appreciation (depreciation)	33,416	(16,570)
Net increase (decrease) in net assets resulting from operations	76,847	75,848
Distributions to shareholders from net investment income	(42,072)	(87,839)
Distributions to shareholders from net realized gain	(696)	(1,494)
Total distributions	(42,768)	(89,333)
Share transactions - net increase (decrease)	(89,420)	419,774
Redemption fees	22	105
Total increase (decrease) in net assets	(55,319)	406,394

Net Assets
Beginning of period	3,901,947	3,495,553
End of period (including distributions in excess of net investment income of $77 and distributions in excess of net investment income of $79, respectively)	$ 3,846,628	$ 3,901,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.107	.209	.254	.298	.302	.292
Net realized and unrealized gain (loss)	.102	(.016)	.294	.021	.118	(.001)
Total from investment operations	.209	.193	.548	.319	.420	.291
Distributions from net investment income	(.107)	(.209)	(.258)	(.300)	(.300)	(.291)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.109)	(.213)	(.258)	(.300)	(.300)	(.291)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.72	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Total Return B, C, D	1.98%	1.81%	5.34%	3.13%	4.19%	2.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.75%	.71%	.65%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.75%	.71%	.65%
Expenses net of all reductions	.77% A	.77%	.78%	.72%	.64%	.56%
Net investment income (loss)	2.03% A	1.95%	2.41%	2.90%	2.95%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 210	$ 200	$ 169	$ 58	$ 12	$ 10
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.107	.211	.255	.300	.297	.281
Net realized and unrealized gain (loss)	.102	(.026)	.294	.029	.120	(.011)
Total from investment operations	.209	.185	.549	.329	.417	.270
Distributions from net investment income	(.107)	(.211)	(.259)	(.300)	(.297)	(.280)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.109)	(.215)	(.259)	(.300)	(.297)	(.280)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total Return B, C, D	1.99%	1.74%	5.36%	3.24%	4.17%	2.69%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76% A	.76%	.77%	.74%	.74%	.75%
Expenses net of all reductions	.76% A	.75%	.77%	.72%	.69%	.66%
Net investment income (loss)	2.04% A	1.97%	2.42%	2.90%	2.91%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 24	$ 23	$ 15	$ 10	$ 13
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.073	.139	.186	.230	.228	.215
Net realized and unrealized gain (loss)	.111	(.026)	.293	.029	.121	(.012)
Total from investment operations	.184	.113	.479	.259	.349	.203
Distributions from net investment income	(.072)	(.139)	(.189)	(.230)	(.229)	(.213)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.074)	(.143)	(.189)	(.230)	(.229)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.72	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Total Return B, C, D	1.74%	1.06%	4.66%	2.54%	3.47%	2.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.44%	1.46%	1.43%	1.41%	1.41%
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.43%	1.41%	1.41%
Expenses net of all reductions	1.42% A	1.42%	1.43%	1.40%	1.36%	1.31%
Net investment income (loss)	1.37% A	1.30%	1.77%	2.22%	2.23%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 2	$ 1	$ 2
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.067	.129	.175	.220	.219	.204
Net realized and unrealized gain (loss)	.102	(.026)	.303	.020	.120	(.011)
Total from investment operations	.169	.103	.478	.240	.339	.193
Distributions from net investment income	(.067)	(.129)	(.178)	(.221)	(.219)	(.203)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.069)	(.133)	(.178)	(.221)	(.219)	(.203)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Total Return B, C, D	1.60%	.96%	4.66%	2.35%	3.37%	1.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.53% A	1.52%	1.53%	1.48%	1.45%	1.41%
Net investment income (loss)	1.27% A	1.20%	1.67%	2.14%	2.14%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 77	$ 56	$ 20	$ 6	$ 7
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.122	.240	.284	.326	.323	.307
Net realized and unrealized gain (loss)	.102	(.026)	.293	.029	.120	(.010)
Total from investment operations	.224	.214	.577	.355	.443	.297
Distributions from net investment income	(.122)	(.240)	(.287)	(.326)	(.323)	(.307)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.124)	(.244)	(.287)	(.326)	(.323)	(.307)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total Return B, C	2.13%	2.02%	5.64%	3.50%	4.43%	2.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.50%	.47%	.43%	.41%
Net investment income (loss)	2.31% A	2.24%	2.69%	3.15%	3.17%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,395	$ 3,456	$ 3,153	$ 1,870	$ 1,650	$ 1,485
Portfolio turnover rate F	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.120	.235	.281	.321	.320	.306
Net realized and unrealized gain (loss)	.102	(.015)	.293	.022	.120	- H
Total from investment operations	.222	.220	.574	.343	.440	.306
Distributions from net investment income	(.120)	(.236)	(.284)	(.324)	(.320)	(.306)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.122)	(.240)	(.284)	(.324)	(.320)	(.306)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.71	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Total Return B, C	2.10%	2.07%	5.61%	3.38%	4.39%	3.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.53%	.55%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.52% A	.53%	.53%	.51%	.52%	.50%
Expenses net of all reductions	.52% A	.52%	.53%	.49%	.45%	.41%
Net investment income (loss)	2.28% A	2.20%	2.66%	3.13%	3.14%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 142	$ 92	$ 32	$ 5	$ 3
Portfolio turnover rate F	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,657
Gross unrealized depreciation	(3,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 93,170

Tax cost	$ 3,537,472

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,859 and $399,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237	$ 38
Class T	-%	.25%	28	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	358	118
			$ 633	$ 163

* Amount represents two hundred twelve dollars.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% or .50% for certain purchases of Class A shares (75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	1
Class B*	3
Class C*	17
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115.12
Class T	12.11
Class B	2.14
Class C	50.14
Short-Intermediate Municipal Income	1,464.09
Institutional Class	91.13
	$ 1,734

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser
Class A	.78%	$ 1
Class T	.78%	-*
Class B	1.43%	-*
Class C	1.53%	6
Institutional Class	.53%	4
		$ 11

* Amount of reimbursement for Class T totaled twenty-three dollars; Class B totaled one hundred seventy-five dollars

** Effective March 1, 2011 the expense limitations were eliminated.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $19 and $19, respectively.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 1,908	$ 4,283
Class T	227	469
Class B	15	37
Class C	452	856
Short-Intermediate Municipal Income	37,924	79,576
Institutional Class	1,546	2,618
Total	$ 42,072	$ 87,839
From net realized gain
Class A	$ 35	$ 83
Class T	4	9
Class B	-*	1
Class C	14	29
Short-Intermediate Municipal Income	618	1,318
Institutional Class	25	54
Total	$ 696	$ 1,494

* Amount represents four hundred forty-three dollars.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	6,018	15,494	$ 64,177	$ 165,921
Reinvestment of distributions	127	294	1,348	3,153
Shares redeemed	(5,359)	(12,806)	(56,911)	(137,046)
Net increase (decrease)	786	2,982	$ 8,614	$ 32,028
Class T
Shares sold	492	579	$ 5,252	$ 6,203
Reinvestment of distributions	17	32	178	346
Shares redeemed	(490)	(500)	(5,190)	(5,341)
Net increase (decrease)	19	111	$ 240	$ 1,208

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class B
Shares sold	7	66	$ 68	$ 702
Reinvestment of distributions	1	2	10	26
Shares redeemed	(48)	(117)	(511)	(1,248)
Net increase (decrease)	(40)	(49)	$ (433)	$ (520)
Class C
Shares sold	794	3,620	$ 8,434	$ 38,700
Reinvestment of distributions	32	60	338	637
Shares redeemed	(1,537)	(1,682)	(16,301)	(17,979)
Net increase (decrease)	(711)	1,998	$ (7,529)	$ 21,358
Short-Intermediate Municipal Income
Shares sold	61,025	146,127	$ 648,420	$ 1,562,445
Reinvestment of distributions	2,626	5,652	27,897	60,463
Shares redeemed	(72,455)	(122,431)	(768,011)	(1,307,777)
Net increase (decrease)	(8,804)	29,348	$ (91,694)	$ 315,131
Institutional Class
Shares sold	4,373	11,870	$ 46,463	$ 126,978
Reinvestment of distributions	55	94	583	1,007
Shares redeemed	(4,307)	(7,242)	(45,664)	(77,416)
Net increase (decrease)	121	4,722	$ 1,382	$ 50,569

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STM-USAN-0811
1.787790.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Short-Intermediate
Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,019.80	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,019.90	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.42%
Actual		$ 1,000.00	$ 1,017.40	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.10
Class C	1.53%
Actual		$ 1,000.00	$ 1,016.00	$ 7.65
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,021.30	$ 2.41
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,021.00	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.3	18.1
California	8.9	9.2
Illinois	7.7	8.7
Florida	7.0	6.5
Texas	6.1	6.6
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	35.8
Electric Utilities	14.2	11.4
Special Tax	12.6	13.5
Health Care	10.7	12.0
Other	5.6	3.9
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	3.1	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	2.7	2.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.7%	AAA 10.4%
AA,A 72.5%	AA,A 71.1%
BBB 5.3%	BBB 5.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.3%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 11.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,021
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,094
Series 2006 D, 5% 11/15/11	1,540	1,557
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,167
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	8,240	8,459
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	769
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,245
		19,312
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,476
5% 10/1/16 (FSA Insured)	13,000	14,558
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,106
Series 2008 D:
5% 1/1/13	3,250	3,423
5% 1/1/14	2,000	2,158
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,026
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,947
Series 2008:
5.5% 9/1/13	18,780	20,228
5.5% 9/1/16	1,385	1,550
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,430
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,185
5% 10/1/20	5,180	5,963
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 4,800	$ 5,275
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	783
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,637
Series 2009 B, 5% 7/1/16	5,090	5,882
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,400
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,175
5% 7/1/15 (FGIC Insured)	1,645	1,778
		108,507
California - 8.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,243
Series 2010 L, 5% 5/1/17	12,000	13,982
Series 2010 M, 5% 5/1/16	8,000	9,273
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,598
Series 2004 A, 5.25% 7/1/12	6,010	6,294
Series 2009 A:
5% 7/1/15	3,660	4,076
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,870
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,300
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,369
5.25% 7/1/14	1,780	2,006
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	591
California Gen. Oblig.:
5% 10/1/11	1,650	1,667
5% 2/1/12	1,650	1,691
5% 3/1/12	15,000	15,430
5% 9/1/12	1,700	1,787
5% 10/1/12	12,600	13,270
5% 11/1/13	9,060	9,865
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,955
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	$ 1,325	$ 1,391
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,145
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,470
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,660
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,131
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,595
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	38,017
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.625%, tender 8/1/11 (c)(f)	10,000	10,003
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,424
California Pub. Works Board Lease Rev.:
Series 2009 J, 5% 11/1/17	2,300	2,557
Series 2010 A:
5% 3/1/16	2,000	2,219
5% 3/1/17	5,405	5,987
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,459
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,057
5% 6/15/13	16,650	17,911
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,186
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,318
Series 2007 A1, 5% 6/1/12	2,570	2,621
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2009 B, 5% 7/1/17	$ 12,905	$ 15,039
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,616
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,652
Series E, 5% 7/1/11	6,075	6,075
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,238
5% 12/1/17	9,790	10,643
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,863
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,381
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,660
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,096
5% 7/1/14	1,120	1,233
5% 7/1/15	2,170	2,439
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,167
5% 7/1/18	2,000	2,272
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,538
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,993
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,869
5% 8/1/18	8,000	8,473
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	998
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,843
5% 5/15/15	1,845	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.: - continued
Series 2009 B, 5% 5/15/14	$ 7,000	$ 7,766
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,513
		340,564
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,143
5% 11/15/11 (Escrowed to Maturity) (g)	120	122
Series 2006 F:
5% 11/15/12	380	401
5% 11/15/12 (Escrowed to Maturity) (g)	845	898
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,603
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,037
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	584
		10,788
Connecticut - 3.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (c)(f)	27,000	27,033
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,381
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,085
Series 2006 F, 5% 12/1/11	23,100	23,550
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,732
Series 2009 1:
5% 2/1/14	2,500	2,749
5% 2/1/15	11,995	13,547
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (c)	5,900	5,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,879
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,046
		118,903
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (c)	5,500	5,501
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,074
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,559
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,044
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,637
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,107
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,107
		25,528
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,284
5% 12/1/15	4,395	4,730
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,024
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,002
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,518
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,214
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,465
5% 10/1/16	1,530	1,661
5% 10/1/17	1,455	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	$ 4,265	$ 4,696
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,283
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,343
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,889
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,005
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,738
Series 2006 G:
5% 11/15/11	675	686
5% 11/15/11 (Escrowed to Maturity) (g)	25	25
Series 2009 E, 5% 11/15/15	2,345	2,640
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,231
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,113
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,351
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,542
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,866
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,135
5% 9/1/17	1,000	1,151
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,527
5% 10/1/12	7,350	7,736
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	866
5.25% 10/1/15	3,525	4,011
Series 2011, 2% 10/1/12 (b)	2,195	2,231
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,049
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,885
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000	2,005
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,112
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,058
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,441
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,145
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,401
5% 10/1/16	1,000	1,087
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,691
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,060
5% 11/1/15 (FSA Insured)	1,825	1,979
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,589
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,753
Series 2011 B:
5% 10/1/18 (b)	2,250	2,620
5% 10/1/19 (b)	2,325	2,701
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5% 10/1/17 (f)	4,465	4,796
5% 10/1/18 (f)	2,745	2,919
5% 10/1/19 (f)	2,025	2,124
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,530
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	$ 3,435	$ 3,681
5% 7/1/14	2,000	2,162
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011, 5% 10/1/19 (b)	5,590	6,458
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,836
5% 11/15/17	1,500	1,699
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,146
5% 10/1/15 (FSA Insured) (f)	2,920	3,186
5% 10/1/16 (FSA Insured) (f)	6,000	6,580
5% 10/1/17 (FSA Insured) (f)	5,000	5,452
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,289
		260,917
Georgia - 2.9%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	5,000	5,023
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,720
Series 2008:
0.8%, tender 6/21/12 (c)	13,855	13,859
5.05%, tender 1/12/12 (c)	1,500	1,533
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	7,884
Series 2011 A, 2.5%, tender 3/1/13 (c)	3,500	3,516
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,631
5% 11/1/13	7,550	8,105
5% 11/1/14	7,490	8,195
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,446
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	$ 11,500	$ 11,554
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,118
5% 1/1/14	3,000	3,283
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,159
Series 2008 D, 5.75% 1/1/19	9,000	10,439
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,515
5% 10/1/12	1,000	1,049
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,398
5% 1/1/15	1,040	1,117
5% 1/1/16	2,415	2,599
5% 1/1/18	1,530	1,612
		111,982
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	3,900	4,268
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,878
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,408
Series DY:
5% 2/1/15	3,500	3,961
5% 2/1/16	4,000	4,610
		25,125
Illinois - 7.7%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,558
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,543
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,838
Series A:
5% 1/1/17 (FSA Insured)	3,465	3,743
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5.25% 1/1/12 (FSA Insured)	$ 175	$ 178
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,449
5.125% 1/1/15 (AMBAC Insured)	3,995	4,306
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,423
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,415
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,572
5% 1/1/13 (FSA Insured)	4,000	4,237
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,082
Series 2010 E:
5% 1/1/15 (f)	4,000	4,332
5% 1/1/16 (f)	1,500	1,644
Series 2011 B, 5% 1/1/18	6,500	7,148
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,189
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,947
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,582
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,949
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,919
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,806
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,656
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,488
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,391
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	$ 3,000	$ 3,119
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,464
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,679
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	779
5% 7/1/13	415	444
5% 7/1/15	1,000	1,107
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,244
5% 5/15/17	3,520	3,805
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,081
5% 5/1/14	2,000	2,102
5.75% 5/1/19	2,650	2,832
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,322
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,817
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,050
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,110
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,252
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,511
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,987
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,613
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,745
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,664
Series 2004 B, 5% 3/1/14	15,500	16,666
Series 2004, 5% 11/1/16	11,000	12,096
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2005:
5% 4/1/17 (AMBAC Insured)	$ 8,050	$ 8,541
Series 2007 A, 5.5% 6/1/15	1,000	1,110
Series 2007 B, 5% 1/1/17	9,835	10,678
Series 2010:
4% 1/1/13	3,695	3,827
5% 1/1/15 (FSA Insured)	20,000	21,701
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,408
5% 5/15/16 (FSA Insured)	2,325	2,496
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,350
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,521
4.5% 6/15/17	6,075	6,675
Series 2010, 5% 6/15/15	8,800	9,690
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,320
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,650
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	547
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,318
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,016
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,385
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,561
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,388
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	637
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,679
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev. 0% 4/1/14	$ 2,350	$ 2,211
Will County Cmnty. Unit School District #365-U:
Series 2002, 0% 11/1/16 (FSA Insured)	2,975	2,468
0% 11/1/14 (Escrowed to Maturity) (g)	1,025	995
0% 11/1/14 (FSA Insured)	875	799
		296,965
Indiana - 2.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,036
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,296
5.25% 1/10/12 (FSA Insured)	1,355	1,387
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,264
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,547
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,751
5% 5/1/15	6,420	6,957
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,400
5% 12/1/15	2,135	2,430
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,920
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,730
Series 2010 A, 5% 2/1/17	2,800	3,250
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,418
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,100
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,647
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	$ 5,000	$ 5,259
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,649
5% 10/1/17	5,000	5,589
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,171
Logansport High School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,021
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,071
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,126
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,659
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	557
5% 7/1/15	315	362
5% 7/1/16	500	583
Series Z-1:
5% 7/1/16	1,215	1,416
5% 7/1/17	1,000	1,170
5% 7/1/18	1,500	1,753
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,601
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,178
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,113
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,308
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,126
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,178
		99,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	$ 2,165	$ 2,363
5% 7/1/16	1,335	1,462
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,840
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,224
		8,889
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	639
5% 11/15/15	625	705
5% 11/15/16	875	998
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	717
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	560
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,626
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,179
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,620
5% 11/15/15	6,245	6,869
5% 11/15/16	5,410	5,956
		22,869
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	798
4% 2/1/15	1,495	1,599
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,314
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,474
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1%, tender 9/1/11 (c)	$ 1,700	$ 1,700
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,857
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,978
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,504
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,992
		42,741
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,023
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,063
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,694
5% 7/1/16	2,000	2,168
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,031
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,090
		13,069
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	1,985
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,233
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,555
5% 7/1/14	3,500	3,800
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,479
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,947
		31,999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	$ 1,000	$ 1,117
5% 5/15/16	4,400	5,132
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,527
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	98
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,647
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,646
4% 7/1/16	1,000	1,107
5% 7/1/13	1,000	1,082
Series Q2:
4% 7/1/15	1,170	1,284
4% 7/1/16	1,000	1,107
5% 7/1/13	1,100	1,190
5% 7/1/14	1,080	1,199
5% 7/1/17	1,370	1,599
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,633
5% 1/1/16	1,300	1,378
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,591
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,654
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,496
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,236
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,149
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	995
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A: - continued
5% 12/15/13 (FSA Insured)	$ 2,000	$ 2,199
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,462
		72,048
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,645
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,268
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,297
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,867
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,096
Detroit Swr. Disp. Rev. Series 2006 D, 0.804% 7/1/32 (c)	4,080	2,785
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,070
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,352
5% 5/1/13 (FSA Insured)	1,305	1,399
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,499
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,118
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,410
5% 11/15/19	1,000	1,119
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,393
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,534
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,101
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	127
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,579
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,703
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,174
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,766
5% 10/1/15	1,750	1,999
5% 10/1/15	3,250	3,712
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,740
5% 5/1/14	2,140	2,296
5% 5/1/15	1,845	2,008
5% 5/1/16	1,865	2,042
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 1995 CC, 4.85%, tender 9/1/11 (AMBAC Insured) (c)	2,000	2,010
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,134
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,404
Royal Oak City School District 5% 5/1/12	2,000	2,068
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,243
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,529
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,372
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,679
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,010
		93,014
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,057
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	$ 1,335	$ 1,471
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	628
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,105
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,137
		7,872
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,053
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,004
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,774
		5,831
Missouri - 0.2%
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,491
Saint Louis Arpt. Rev.:
Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,000
Series 2011 B, 3% 7/1/12	1,000	1,014
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,002
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,085
		5,592
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,599
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,582
Series C:
4% 1/1/15	2,360	2,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev.: - continued
Series C:
4% 1/1/16	$ 2,195	$ 2,402
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,311
		19,455
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	1,790	1,790
Series 2008 E:
5% 7/1/14	2,905	3,161
5% 7/1/15	3,500	3,865
Series A1, 5% 7/1/12 (AMBAC Insured) (f)	2,000	2,078
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,217
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,230
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,434
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,445
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,751
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,017
Nevada Gen. Oblig. Series 2010 C, 5% 6/1/19	12,140	13,574
		76,562
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,067
New Jersey - 2.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,613
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,373
5% 6/15/16	6,500	7,121
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	8,200	8,216
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	$ 7,000	$ 7,567
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,197
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,980
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,718
5% 3/1/15	10,400	11,428
Series 2009 BB, 5% 9/1/15	3,390	3,762
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,239
5.25% 7/1/15 (FSA Insured)	5,000	5,738
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,943
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,828
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,701
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,332
		100,103
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,135
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,672
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,543
Series 2010 A1:
4% 12/1/15	3,700	3,997
4% 12/1/16	6,750	7,298
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,129
		47,774
New York - 16.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,156
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	663
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,199
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,627
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,863
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,059
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	616
Series 2003 F, 5.5% 12/15/11	6,725	6,880
Series 2005 C, 5% 8/1/12	19,770	20,729
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,177
Series 2005 F1, 5% 9/1/15	3,560	4,058
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,339
Series 2008 E, 5% 8/1/12	5,000	5,242
Series 2010 C, 5% 8/1/13	7,000	7,617
Series B:
5% 8/1/14	10,000	11,184
5% 8/1/15	10,000	11,381
Series K:
5% 8/1/11	2,150	2,157
5% 8/1/11 (Escrowed to Maturity) (g)	1,130	1,134
5% 8/1/12	2,335	2,448
5% 8/1/12 (Escrowed to Maturity) (g)	2,025	2,129
Series O:
5% 6/1/12	1,745	1,817
5% 6/1/12 (Escrowed to Maturity) (g)	5,780	6,027
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	25,445	25,850
6% 11/1/28 (a)	44,755	45,539
Series 2007 C1, 5% 11/1/15	15,200	17,589
Series 2010 B, 5% 11/1/17	30,000	35,259
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/15	$ 8,300	$ 9,605
5% 11/1/17	10,115	11,888
Series B:
5% 11/1/11	11,060	11,229
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,543
Series E, 4% 11/1/12	6,790	7,115
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,560
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,029
5% 3/15/13	3,545	3,816
5% 3/15/14	3,745	4,166
5% 3/15/15	4,000	4,558
Series 2009 D:
5% 6/15/14	9,890	11,095
5% 6/15/15	16,075	18,453
5% 6/15/16	9,330	10,884
Series 2010 A:
5% 2/15/14	9,850	10,927
5% 2/15/15	8,780	9,981
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,913
5.75% 7/1/13 (AMBAC Insured)	795	827
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,973
5% 8/15/14	7,755	8,561
Series 2009 A1, 5% 2/15/15	9,000	10,015
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,598
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,026
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,686
Series 2008 B, 5% 7/1/15	30,000	33,800
Series 2009 A:
5% 7/1/15	12,850	14,414
5% 7/1/16	8,390	9,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 12,400	$ 14,503
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,518
5% 11/15/15	2,325	2,634
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,717
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,101
5.25% 11/15/19 (FGIC Insured)	5,200	5,834
Series 2005 C, 5% 11/15/11	2,750	2,794
Series 2010 B2, 4% 11/15/14	2,830	3,056
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,458
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,799
Series 2010 A, 5% 4/1/17	1,000	1,154
Series 2011 A1:
5% 4/1/17	1,500	1,736
5% 4/1/18	3,500	4,058
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,128
Series 2009 C:
5% 12/15/15	6,500	7,553
5% 12/15/16	17,000	20,010
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,486
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,015
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	405	406
5.5% 6/1/17	6,000	6,018
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2011, 5% 6/1/16 (b)	$ 20,000	$ 22,798
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,415
		628,675
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,301
		5,504
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	410
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,778
5% 3/1/18	1,500	1,734
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,604
5% 11/1/15 (FSA Insured)	1,600	1,746
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,445
5% 1/1/16	6,035	6,778
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,420
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,670
5% 6/1/16	1,000	1,124
5% 6/1/17	3,220	3,623
5% 6/1/18	3,820	4,280
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,147
		39,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	$ 1,575	$ 1,594
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,976
		3,570
Ohio - 2.9%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,104
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	843
5% 6/1/16 (FSA Insured)	1,105	1,241
5% 6/1/17 (FSA Insured)	1,160	1,303
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,735
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,575
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,567
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,599
5% 10/1/15	6,505	7,333
Series 2010 C:
4% 10/1/15	3,200	3,505
5% 10/1/16	1,250	1,434
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,277
5% 10/1/15	4,535	5,112
Series 2010 A, 5% 10/1/15	1,185	1,346
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,047
Series 2010 B, 5% 9/15/15	19,080	21,942
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,893
Series 2010 A, 5% 8/1/17	3,290	3,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	$ 2,000	$ 2,224
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	539
5% 1/15/17	1,000	1,068
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,843
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,131
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	8,120
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,034
5% 12/1/13	875	930
5% 12/1/14	2,275	2,450
		112,044
Oklahoma - 0.3%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	998
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,850
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,829
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	315	329
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,027
		12,033
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,708
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,434
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,053
5% 3/15/14	595	638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,707
5% 3/15/16	1,750	1,904
		14,444
Pennsylvania - 5.0%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,410
5% 1/1/15 (FSA Insured) (f)	1,000	1,051
5% 1/1/16 (FSA Insured) (f)	1,000	1,053
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,332
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,963
Series 2008 B, 5% 6/15/14	1,385	1,524
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,495
5% 8/15/14	1,955	2,162
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	1,994
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,854
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,088
5% 7/1/17	1,255	1,355
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,390
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,054
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,282
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,252
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2007 A:
5% 8/1/12 (FSA Insured)	$ 5,000	$ 5,229
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,845
5% 12/15/15 (FSA Insured)	5,000	5,498
5% 12/15/16 (FSA Insured)	7,275	8,031
Series 2011:
4% 8/1/12	4,325	4,463
5.25% 8/1/17	6,165	6,761
5.25% 8/1/18	5,515	6,003
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,458
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,520
Series 2010 C:
5% 9/1/15	13,200	14,559
5% 9/1/16	13,610	15,058
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,697
5% 6/15/16	6,000	6,711
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,975
5% 2/1/16 (FSA Insured)	5,620	6,167
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,332
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,707
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,570
5% 9/1/16 (FSA Insured)	1,685	1,912
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,649
5% 11/15/14	4,690	5,129
5% 11/15/15	2,420	2,684
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,348
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,333
		190,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.1%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	$ 1,040	$ 1,056
5% 12/1/12	1,000	1,040
		2,096
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,373
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,250
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,482
		12,105
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,204
5% 2/1/17	2,300	2,516
		4,720
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	687
5% 9/1/15	680	755
5% 9/1/16	500	554
5% 9/1/17	490	538
		2,534
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,005
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,053
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,655
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,888
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,236
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,498
		17,374
Texas - 6.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,942
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,465
Series 2006 B:
6% 1/1/12	500	506
6% 1/1/13	1,270	1,304
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,068
Series A, 5% 11/15/15	1,000	1,143
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,712
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,591
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,437
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,045
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,500
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,192
Corpus Christi Independent School District 4% 8/15/14	10,140	11,036
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,774
5% 11/1/15	5,000	5,618
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,069
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,543
Series 2009, 5% 2/15/16	3,690	4,290
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	$ 2,215	$ 2,486
Series 2009, 5% 2/15/16	1,375	1,581
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,056
5% 11/15/14	1,000	1,111
5% 11/15/16	500	571
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,085
5% 8/15/14	1,075	1,198
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (b)(f)	7,380	8,040
Series 2011 B, 3% 7/1/12 (b)	1,540	1,573
Series A:
5% 7/1/15	2,070	2,336
5% 7/1/16	1,080	1,238
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,077
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,181
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,683
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,041
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,157
Houston Util. Sys. Rev. Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,510
Humble Independent School District Series 2009, 4% 2/15/13	400	422
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,061
Keller Independent School District 5% 2/15/14	3,750	4,132
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,578
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,139
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,368
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	$ 2,125	$ 2,410
5% 5/15/16	2,360	2,717
5% 5/15/17	2,805	3,234
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,558
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,984
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,219
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,029
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,294
Northside Independent School District Bonds 1.5%, tender 8/1/12 (c)	12,500	12,618
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,588
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,802
5% 2/15/16	2,000	2,272
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,689
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,692
5% 11/15/12	1,950	2,063
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,471
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (b)(f)	3,365	3,421
0% 10/1/13	6,500	6,293
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,078
5% 9/1/15	835	947
5% 9/1/16	750	856
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,073
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,141
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,000
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,276
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,261
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,688
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,104
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,401
		234,934
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,788
0% 10/1/12 (AMBAC Insured)	3,800	3,735
0% 10/1/13 (AMBAC Insured)	3,760	3,616
		11,139
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,423
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,447
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,030
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,836
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,588
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,909
		18,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.8%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,190	$ 1,190
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,483
Series 2012 A, 5% 7/1/19 (b)	30,000	32,896
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,402
5% 12/1/17	2,950	3,443
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,766
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,800
Series 2010 C:
5% 2/1/16 (f)	2,000	2,206
5% 2/1/17 (f)	2,500	2,731
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,330
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,970
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,127
5% 8/15/14	2,000	2,157
		70,501
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,087
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,879
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,230
Series 2009 C, 4% 5/1/14	3,365	3,661
Series 2010 1:
5% 5/1/14	5,750	6,415
5% 5/1/15	8,005	9,150
5% 5/1/16	10,000	11,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	$ 1,175	$ 1,251
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,585
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	914
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,083
5% 12/15/15	1,105	1,216
5% 12/15/16	1,440	1,584
5% 12/15/17	1,540	1,673
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,004
Series 2006 A, 5% 8/15/11	1,315	1,327
		51,614
TOTAL MUNICIPAL BONDS (Cost $3,327,958)		3,421,059
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $7,600)	7,600	7,669
Money Market Funds - 5.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.09% (d)(e) (Cost $201,914)	201,913,900	201,914
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $3,537,472)		3,630,642
NET OTHER ASSETS (LIABILITIES) - 5.6%		215,986
NET ASSETS - 100%		$ 3,846,628
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 184
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,428,728	$ -	$ 3,428,728	$ -
Money Market Funds	201,914	201,914	-	-
Total Investments in Securities:	$ 3,630,642	$ 201,914	$ 3,428,728	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.3%
Electric Utilities	14.2%
Special Tax	12.6%
Health Care	10.7%
Others* (Individually Less Than 5%)	29.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,335,558)	$ 3,428,728
Fidelity Central Funds (cost $201,914)	201,914
Total Investments (cost $3,537,472)		$ 3,630,642
Cash		266,191
Receivable for fund shares sold		4,760
Interest receivable		38,235
Distributions receivable from Fidelity Central Funds		17
Other receivables		13
Total assets		3,939,858

Liabilities
Payable for investments purchased Regular delivery	$ 2,611
Delayed delivery	83,003
Payable for fund shares redeemed	3,649
Distributions payable	1,986
Accrued management fee	1,160
Distribution and service plan fees payable	107
Other affiliated payables	686
Other payables and accrued expenses	28
Total liabilities		93,230

Net Assets		$ 3,846,628
Net Assets consist of:
Paid in capital		$ 3,752,193
Distributions in excess of net investment income		(77)
Accumulated undistributed net realized gain (loss) on investments		1,342
Net unrealized appreciation (depreciation) on investments		93,170
Net Assets		$ 3,846,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($210,482 ÷ 19,632.9 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Class T: Net Asset Value and redemption price per share ($24,712 ÷ 2,308.9 shares)	$ 10.70

Maximum offering price per share (100/97.25 of $10.70)	$ 11.00
Class B: Net Asset Value and offering price per share ($2,074 ÷ 193.5 shares)A	$ 10.72

Class C: Net Asset Value and offering price per share ($70,009 ÷ 6,541.8 shares)A	$ 10.70

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,394,883 ÷ 317,183.5 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($144,468 ÷ 13,490.7 shares)	$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 51,498
Income from Fidelity Central Funds		184
Total income		51,682

Expenses
Management fee	$ 6,789
Transfer agent fees	1,734
Distribution and service plan fees	633
Accounting fees and expenses	303
Custodian fees and expenses	21
Independent trustees' compensation	7
Registration fees	115
Audit	25
Legal	5
Miscellaneous	25
Total expenses before reductions	9,657
Expense reductions	(49)	9,608
Net investment income (loss)		42,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,357
Change in net unrealized appreciation (depreciation) on investment securities		33,416
Net gain (loss)		34,773
Net increase (decrease) in net assets resulting from operations		$ 76,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,074	$ 87,857
Net realized gain (loss)	1,357	4,561
Change in net unrealized appreciation (depreciation)	33,416	(16,570)
Net increase (decrease) in net assets resulting from operations	76,847	75,848
Distributions to shareholders from net investment income	(42,072)	(87,839)
Distributions to shareholders from net realized gain	(696)	(1,494)
Total distributions	(42,768)	(89,333)
Share transactions - net increase (decrease)	(89,420)	419,774
Redemption fees	22	105
Total increase (decrease) in net assets	(55,319)	406,394

Net Assets
Beginning of period	3,901,947	3,495,553
End of period (including distributions in excess of net investment income of $77 and distributions in excess of net investment income of $79, respectively)	$ 3,846,628	$ 3,901,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.107	.209	.254	.298	.302	.292
Net realized and unrealized gain (loss)	.102	(.016)	.294	.021	.118	(.001)
Total from investment operations	.209	.193	.548	.319	.420	.291
Distributions from net investment income	(.107)	(.209)	(.258)	(.300)	(.300)	(.291)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.109)	(.213)	(.258)	(.300)	(.300)	(.291)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.72	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Total Return B, C, D	1.98%	1.81%	5.34%	3.13%	4.19%	2.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.75%	.71%	.65%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.75%	.71%	.65%
Expenses net of all reductions	.77% A	.77%	.78%	.72%	.64%	.56%
Net investment income (loss)	2.03% A	1.95%	2.41%	2.90%	2.95%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 210	$ 200	$ 169	$ 58	$ 12	$ 10
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.107	.211	.255	.300	.297	.281
Net realized and unrealized gain (loss)	.102	(.026)	.294	.029	.120	(.011)
Total from investment operations	.209	.185	.549	.329	.417	.270
Distributions from net investment income	(.107)	(.211)	(.259)	(.300)	(.297)	(.280)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.109)	(.215)	(.259)	(.300)	(.297)	(.280)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total Return B, C, D	1.99%	1.74%	5.36%	3.24%	4.17%	2.69%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76% A	.76%	.77%	.74%	.74%	.75%
Expenses net of all reductions	.76% A	.75%	.77%	.72%	.69%	.66%
Net investment income (loss)	2.04% A	1.97%	2.42%	2.90%	2.91%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 24	$ 23	$ 15	$ 10	$ 13
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.073	.139	.186	.230	.228	.215
Net realized and unrealized gain (loss)	.111	(.026)	.293	.029	.121	(.012)
Total from investment operations	.184	.113	.479	.259	.349	.203
Distributions from net investment income	(.072)	(.139)	(.189)	(.230)	(.229)	(.213)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.074)	(.143)	(.189)	(.230)	(.229)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.72	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Total Return B, C, D	1.74%	1.06%	4.66%	2.54%	3.47%	2.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.44%	1.46%	1.43%	1.41%	1.41%
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.43%	1.41%	1.41%
Expenses net of all reductions	1.42% A	1.42%	1.43%	1.40%	1.36%	1.31%
Net investment income (loss)	1.37% A	1.30%	1.77%	2.22%	2.23%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 2	$ 1	$ 2
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.067	.129	.175	.220	.219	.204
Net realized and unrealized gain (loss)	.102	(.026)	.303	.020	.120	(.011)
Total from investment operations	.169	.103	.478	.240	.339	.193
Distributions from net investment income	(.067)	(.129)	(.178)	(.221)	(.219)	(.203)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.069)	(.133)	(.178)	(.221)	(.219)	(.203)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Total Return B, C, D	1.60%	.96%	4.66%	2.35%	3.37%	1.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.53% A	1.52%	1.53%	1.48%	1.45%	1.41%
Net investment income (loss)	1.27% A	1.20%	1.67%	2.14%	2.14%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 77	$ 56	$ 20	$ 6	$ 7
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.122	.240	.284	.326	.323	.307
Net realized and unrealized gain (loss)	.102	(.026)	.293	.029	.120	(.010)
Total from investment operations	.224	.214	.577	.355	.443	.297
Distributions from net investment income	(.122)	(.240)	(.287)	(.326)	(.323)	(.307)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.124)	(.244)	(.287)	(.326)	(.323)	(.307)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total Return B, C	2.13%	2.02%	5.64%	3.50%	4.43%	2.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.50%	.47%	.43%	.41%
Net investment income (loss)	2.31% A	2.24%	2.69%	3.15%	3.17%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,395	$ 3,456	$ 3,153	$ 1,870	$ 1,650	$ 1,485
Portfolio turnover rate F	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.120	.235	.281	.321	.320	.306
Net realized and unrealized gain (loss)	.102	(.015)	.293	.022	.120	- H
Total from investment operations	.222	.220	.574	.343	.440	.306
Distributions from net investment income	(.120)	(.236)	(.284)	(.324)	(.320)	(.306)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.122)	(.240)	(.284)	(.324)	(.320)	(.306)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.71	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Total Return B, C	2.10%	2.07%	5.61%	3.38%	4.39%	3.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.53%	.55%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.52% A	.53%	.53%	.51%	.52%	.50%
Expenses net of all reductions	.52% A	.52%	.53%	.49%	.45%	.41%
Net investment income (loss)	2.28% A	2.20%	2.66%	3.13%	3.14%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 142	$ 92	$ 32	$ 5	$ 3
Portfolio turnover rate F	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,657
Gross unrealized depreciation	(3,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 93,170

Tax cost	$ 3,537,472

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,859 and $399,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237	$ 38
Class T	-%	.25%	28	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	358	118
			$ 633	$ 163

* Amount represents two hundred twelve dollars.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% or .50% for certain purchases of Class A shares (75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	1
Class B*	3
Class C*	17
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115.12
Class T	12.11
Class B	2.14
Class C	50.14
Short-Intermediate Municipal Income	1,464.09
Institutional Class	91.13
	$ 1,734

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser
Class A	.78%	$ 1
Class T	.78%	-*
Class B	1.43%	-*
Class C	1.53%	6
Institutional Class	.53%	4
		$ 11

* Amount of reimbursement for Class T totaled twenty-three dollars; Class B totaled one hundred seventy-five dollars

** Effective March 1, 2011 the expense limitations were eliminated.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $19 and $19, respectively.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 1,908	$ 4,283
Class T	227	469
Class B	15	37
Class C	452	856
Short-Intermediate Municipal Income	37,924	79,576
Institutional Class	1,546	2,618
Total	$ 42,072	$ 87,839
From net realized gain
Class A	$ 35	$ 83
Class T	4	9
Class B	-*	1
Class C	14	29
Short-Intermediate Municipal Income	618	1,318
Institutional Class	25	54
Total	$ 696	$ 1,494

* Amount represents four hundred forty-three dollars.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	6,018	15,494	$ 64,177	$ 165,921
Reinvestment of distributions	127	294	1,348	3,153
Shares redeemed	(5,359)	(12,806)	(56,911)	(137,046)
Net increase (decrease)	786	2,982	$ 8,614	$ 32,028
Class T
Shares sold	492	579	$ 5,252	$ 6,203
Reinvestment of distributions	17	32	178	346
Shares redeemed	(490)	(500)	(5,190)	(5,341)
Net increase (decrease)	19	111	$ 240	$ 1,208

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class B
Shares sold	7	66	$ 68	$ 702
Reinvestment of distributions	1	2	10	26
Shares redeemed	(48)	(117)	(511)	(1,248)
Net increase (decrease)	(40)	(49)	$ (433)	$ (520)
Class C
Shares sold	794	3,620	$ 8,434	$ 38,700
Reinvestment of distributions	32	60	338	637
Shares redeemed	(1,537)	(1,682)	(16,301)	(17,979)
Net increase (decrease)	(711)	1,998	$ (7,529)	$ 21,358
Short-Intermediate Municipal Income
Shares sold	61,025	146,127	$ 648,420	$ 1,562,445
Reinvestment of distributions	2,626	5,652	27,897	60,463
Shares redeemed	(72,455)	(122,431)	(768,011)	(1,307,777)
Net increase (decrease)	(8,804)	29,348	$ (91,694)	$ 315,131
Institutional Class
Shares sold	4,373	11,870	$ 46,463	$ 126,978
Reinvestment of distributions	55	94	583	1,007
Shares redeemed	(4,307)	(7,242)	(45,664)	(77,416)
Net increase (decrease)	121	4,722	$ 1,382	$ 50,569

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-USAN-0811
1.803547.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Short-Intermediate
Municipal Income
Fund - Institutional Class

Semiannual Report

June 30, 2011

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,019.80	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,019.90	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.42%
Actual		$ 1,000.00	$ 1,017.40	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,017.75	$ 7.10
Class C	1.53%
Actual		$ 1,000.00	$ 1,016.00	$ 7.65
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,021.30	$ 2.41
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,021.00	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.3	18.1
California	8.9	9.2
Illinois	7.7	8.7
Florida	7.0	6.5
Texas	6.1	6.6
Top Five Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	35.8
Electric Utilities	14.2	11.4
Special Tax	12.6	13.5
Health Care	10.7	12.0
Other	5.6	3.9
Weighted Average Maturity as of June 30, 2011
		6 months ago
Years	3.1	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	2.7	2.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
AAA 9.7%	AAA 10.4%
AA,A 72.5%	AA,A 71.1%
BBB 5.3%	BBB 5.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.3%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 11.1%	Short-Term Investments and Net Other Assets 11.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,021
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,094
Series 2006 D, 5% 11/15/11	1,540	1,557
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,167
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	8,240	8,459
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	769
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,245
		19,312
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,476
5% 10/1/16 (FSA Insured)	13,000	14,558
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,106
Series 2008 D:
5% 1/1/13	3,250	3,423
5% 1/1/14	2,000	2,158
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,026
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,947
Series 2008:
5.5% 9/1/13	18,780	20,228
5.5% 9/1/16	1,385	1,550
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,430
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,185
5% 10/1/20	5,180	5,963
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 4,800	$ 5,275
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	783
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,637
Series 2009 B, 5% 7/1/16	5,090	5,882
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,400
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,175
5% 7/1/15 (FGIC Insured)	1,645	1,778
		108,507
California - 8.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,243
Series 2010 L, 5% 5/1/17	12,000	13,982
Series 2010 M, 5% 5/1/16	8,000	9,273
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,598
Series 2004 A, 5.25% 7/1/12	6,010	6,294
Series 2009 A:
5% 7/1/15	3,660	4,076
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,870
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,300
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,369
5.25% 7/1/14	1,780	2,006
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	591
California Gen. Oblig.:
5% 10/1/11	1,650	1,667
5% 2/1/12	1,650	1,691
5% 3/1/12	15,000	15,430
5% 9/1/12	1,700	1,787
5% 10/1/12	12,600	13,270
5% 11/1/13	9,060	9,865
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,955
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	$ 1,325	$ 1,391
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,145
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,470
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,660
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,131
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,595
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	38,017
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.625%, tender 8/1/11 (c)(f)	10,000	10,003
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,424
California Pub. Works Board Lease Rev.:
Series 2009 J, 5% 11/1/17	2,300	2,557
Series 2010 A:
5% 3/1/16	2,000	2,219
5% 3/1/17	5,405	5,987
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,459
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,057
5% 6/15/13	16,650	17,911
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,186
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,318
Series 2007 A1, 5% 6/1/12	2,570	2,621
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2009 B, 5% 7/1/17	$ 12,905	$ 15,039
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,616
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,652
Series E, 5% 7/1/11	6,075	6,075
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,238
5% 12/1/17	9,790	10,643
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,863
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,381
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,660
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,096
5% 7/1/14	1,120	1,233
5% 7/1/15	2,170	2,439
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,167
5% 7/1/18	2,000	2,272
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,538
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,993
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,869
5% 8/1/18	8,000	8,473
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	998
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,843
5% 5/15/15	1,845	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev.: - continued
Series 2009 B, 5% 5/15/14	$ 7,000	$ 7,766
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,513
		340,564
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,143
5% 11/15/11 (Escrowed to Maturity) (g)	120	122
Series 2006 F:
5% 11/15/12	380	401
5% 11/15/12 (Escrowed to Maturity) (g)	845	898
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,603
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,037
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	584
		10,788
Connecticut - 3.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (c)(f)	27,000	27,033
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,381
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,085
Series 2006 F, 5% 12/1/11	23,100	23,550
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,732
Series 2009 1:
5% 2/1/14	2,500	2,749
5% 2/1/15	11,995	13,547
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (c)	5,900	5,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	$ 1,870	$ 1,879
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,046
		118,903
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (c)	5,500	5,501
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,074
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,559
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,044
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,637
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,107
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,107
		25,528
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,284
5% 12/1/15	4,395	4,730
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,024
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,002
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,518
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,214
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,465
5% 10/1/16	1,530	1,661
5% 10/1/17	1,455	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	$ 4,265	$ 4,696
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,283
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,343
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,889
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,005
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,738
Series 2006 G:
5% 11/15/11	675	686
5% 11/15/11 (Escrowed to Maturity) (g)	25	25
Series 2009 E, 5% 11/15/15	2,345	2,640
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,231
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,113
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,351
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,542
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,866
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,135
5% 9/1/17	1,000	1,151
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,527
5% 10/1/12	7,350	7,736
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	866
5.25% 10/1/15	3,525	4,011
Series 2011, 2% 10/1/12 (b)	2,195	2,231
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,576
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,049
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,885
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000	2,005
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,112
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,058
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,441
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,145
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,401
5% 10/1/16	1,000	1,087
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,691
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,060
5% 11/1/15 (FSA Insured)	1,825	1,979
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,589
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,753
Series 2011 B:
5% 10/1/18 (b)	2,250	2,620
5% 10/1/19 (b)	2,325	2,701
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5% 10/1/17 (f)	4,465	4,796
5% 10/1/18 (f)	2,745	2,919
5% 10/1/19 (f)	2,025	2,124
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,530
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	$ 3,435	$ 3,681
5% 7/1/14	2,000	2,162
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011, 5% 10/1/19 (b)	5,590	6,458
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,836
5% 11/15/17	1,500	1,699
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,146
5% 10/1/15 (FSA Insured) (f)	2,920	3,186
5% 10/1/16 (FSA Insured) (f)	6,000	6,580
5% 10/1/17 (FSA Insured) (f)	5,000	5,452
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,289
		260,917
Georgia - 2.9%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	5,000	5,023
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,720
Series 2008:
0.8%, tender 6/21/12 (c)	13,855	13,859
5.05%, tender 1/12/12 (c)	1,500	1,533
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	7,884
Series 2011 A, 2.5%, tender 3/1/13 (c)	3,500	3,516
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,631
5% 11/1/13	7,550	8,105
5% 11/1/14	7,490	8,195
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,446
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	$ 11,500	$ 11,554
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,118
5% 1/1/14	3,000	3,283
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,159
Series 2008 D, 5.75% 1/1/19	9,000	10,439
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,515
5% 10/1/12	1,000	1,049
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,398
5% 1/1/15	1,040	1,117
5% 1/1/16	2,415	2,599
5% 1/1/18	1,530	1,612
		111,982
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	3,900	4,268
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,878
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,408
Series DY:
5% 2/1/15	3,500	3,961
5% 2/1/16	4,000	4,610
		25,125
Illinois - 7.7%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,558
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,543
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,838
Series A:
5% 1/1/17 (FSA Insured)	3,465	3,743
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5.25% 1/1/12 (FSA Insured)	$ 175	$ 178
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,449
5.125% 1/1/15 (AMBAC Insured)	3,995	4,306
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,423
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,415
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,572
5% 1/1/13 (FSA Insured)	4,000	4,237
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,082
Series 2010 E:
5% 1/1/15 (f)	4,000	4,332
5% 1/1/16 (f)	1,500	1,644
Series 2011 B, 5% 1/1/18	6,500	7,148
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,189
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,947
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,582
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,949
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,919
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,806
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,656
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,488
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,391
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	$ 3,000	$ 3,119
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,464
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,679
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	779
5% 7/1/13	415	444
5% 7/1/15	1,000	1,107
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,244
5% 5/15/17	3,520	3,805
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,081
5% 5/1/14	2,000	2,102
5.75% 5/1/19	2,650	2,832
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,322
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,817
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,050
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,110
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,252
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,511
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,987
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,613
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,745
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,664
Series 2004 B, 5% 3/1/14	15,500	16,666
Series 2004, 5% 11/1/16	11,000	12,096
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2005:
5% 4/1/17 (AMBAC Insured)	$ 8,050	$ 8,541
Series 2007 A, 5.5% 6/1/15	1,000	1,110
Series 2007 B, 5% 1/1/17	9,835	10,678
Series 2010:
4% 1/1/13	3,695	3,827
5% 1/1/15 (FSA Insured)	20,000	21,701
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,408
5% 5/15/16 (FSA Insured)	2,325	2,496
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,350
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,521
4.5% 6/15/17	6,075	6,675
Series 2010, 5% 6/15/15	8,800	9,690
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,320
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,650
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	547
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,318
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,016
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,385
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,561
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,388
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	637
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,679
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev. 0% 4/1/14	$ 2,350	$ 2,211
Will County Cmnty. Unit School District #365-U:
Series 2002, 0% 11/1/16 (FSA Insured)	2,975	2,468
0% 11/1/14 (Escrowed to Maturity) (g)	1,025	995
0% 11/1/14 (FSA Insured)	875	799
		296,965
Indiana - 2.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,036
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,296
5.25% 1/10/12 (FSA Insured)	1,355	1,387
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,264
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,547
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,751
5% 5/1/15	6,420	6,957
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,400
5% 12/1/15	2,135	2,430
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,920
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,730
Series 2010 A, 5% 2/1/17	2,800	3,250
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,418
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,100
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,647
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	$ 5,000	$ 5,259
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,649
5% 10/1/17	5,000	5,589
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,171
Logansport High School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,021
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,071
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,126
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,659
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	557
5% 7/1/15	315	362
5% 7/1/16	500	583
Series Z-1:
5% 7/1/16	1,215	1,416
5% 7/1/17	1,000	1,170
5% 7/1/18	1,500	1,753
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,601
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,178
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,113
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,308
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,126
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,178
		99,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	$ 2,165	$ 2,363
5% 7/1/16	1,335	1,462
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,840
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,224
		8,889
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	639
5% 11/15/15	625	705
5% 11/15/16	875	998
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	717
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	560
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,626
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,179
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,620
5% 11/15/15	6,245	6,869
5% 11/15/16	5,410	5,956
		22,869
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	798
4% 2/1/15	1,495	1,599
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,314
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,474
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1%, tender 9/1/11 (c)	$ 1,700	$ 1,700
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,857
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,978
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,504
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,992
		42,741
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,023
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,063
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,694
5% 7/1/16	2,000	2,168
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,031
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,090
		13,069
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	1,985
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,233
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,555
5% 7/1/14	3,500	3,800
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,479
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,947
		31,999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	$ 1,000	$ 1,117
5% 5/15/16	4,400	5,132
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,527
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	98
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,647
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,646
4% 7/1/16	1,000	1,107
5% 7/1/13	1,000	1,082
Series Q2:
4% 7/1/15	1,170	1,284
4% 7/1/16	1,000	1,107
5% 7/1/13	1,100	1,190
5% 7/1/14	1,080	1,199
5% 7/1/17	1,370	1,599
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,633
5% 1/1/16	1,300	1,378
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,591
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,654
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,496
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,236
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,149
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	995
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A: - continued
5% 12/15/13 (FSA Insured)	$ 2,000	$ 2,199
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,462
		72,048
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,645
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,268
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,297
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,867
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,096
Detroit Swr. Disp. Rev. Series 2006 D, 0.804% 7/1/32 (c)	4,080	2,785
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,070
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,352
5% 5/1/13 (FSA Insured)	1,305	1,399
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,499
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,118
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,410
5% 11/15/19	1,000	1,119
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,393
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,534
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,101
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	127
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,579
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,703
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,174
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,766
5% 10/1/15	1,750	1,999
5% 10/1/15	3,250	3,712
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,740
5% 5/1/14	2,140	2,296
5% 5/1/15	1,845	2,008
5% 5/1/16	1,865	2,042
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 1995 CC, 4.85%, tender 9/1/11 (AMBAC Insured) (c)	2,000	2,010
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,134
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,404
Royal Oak City School District 5% 5/1/12	2,000	2,068
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,243
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,529
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,372
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,679
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,010
		93,014
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,057
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	$ 1,335	$ 1,471
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	628
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,105
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,137
		7,872
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,053
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,004
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,774
		5,831
Missouri - 0.2%
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,491
Saint Louis Arpt. Rev.:
Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,000
Series 2011 B, 3% 7/1/12	1,000	1,014
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,002
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,085
		5,592
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,599
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,582
Series C:
4% 1/1/15	2,360	2,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev.: - continued
Series C:
4% 1/1/16	$ 2,195	$ 2,402
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,311
		19,455
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	1,790	1,790
Series 2008 E:
5% 7/1/14	2,905	3,161
5% 7/1/15	3,500	3,865
Series A1, 5% 7/1/12 (AMBAC Insured) (f)	2,000	2,078
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,217
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,230
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,434
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,445
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,751
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,017
Nevada Gen. Oblig. Series 2010 C, 5% 6/1/19	12,140	13,574
		76,562
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,067
New Jersey - 2.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,613
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,373
5% 6/15/16	6,500	7,121
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	8,200	8,216
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	$ 7,000	$ 7,567
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,197
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,980
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,718
5% 3/1/15	10,400	11,428
Series 2009 BB, 5% 9/1/15	3,390	3,762
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,239
5.25% 7/1/15 (FSA Insured)	5,000	5,738
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,943
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,828
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,701
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,332
		100,103
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,135
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,672
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,543
Series 2010 A1:
4% 12/1/15	3,700	3,997
4% 12/1/16	6,750	7,298
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,129
		47,774
New York - 16.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,156
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	663
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,199
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,627
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,863
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,059
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	616
Series 2003 F, 5.5% 12/15/11	6,725	6,880
Series 2005 C, 5% 8/1/12	19,770	20,729
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,177
Series 2005 F1, 5% 9/1/15	3,560	4,058
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,339
Series 2008 E, 5% 8/1/12	5,000	5,242
Series 2010 C, 5% 8/1/13	7,000	7,617
Series B:
5% 8/1/14	10,000	11,184
5% 8/1/15	10,000	11,381
Series K:
5% 8/1/11	2,150	2,157
5% 8/1/11 (Escrowed to Maturity) (g)	1,130	1,134
5% 8/1/12	2,335	2,448
5% 8/1/12 (Escrowed to Maturity) (g)	2,025	2,129
Series O:
5% 6/1/12	1,745	1,817
5% 6/1/12 (Escrowed to Maturity) (g)	5,780	6,027
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	25,445	25,850
6% 11/1/28 (a)	44,755	45,539
Series 2007 C1, 5% 11/1/15	15,200	17,589
Series 2010 B, 5% 11/1/17	30,000	35,259
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/15	$ 8,300	$ 9,605
5% 11/1/17	10,115	11,888
Series B:
5% 11/1/11	11,060	11,229
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,543
Series E, 4% 11/1/12	6,790	7,115
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,560
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,029
5% 3/15/13	3,545	3,816
5% 3/15/14	3,745	4,166
5% 3/15/15	4,000	4,558
Series 2009 D:
5% 6/15/14	9,890	11,095
5% 6/15/15	16,075	18,453
5% 6/15/16	9,330	10,884
Series 2010 A:
5% 2/15/14	9,850	10,927
5% 2/15/15	8,780	9,981
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,913
5.75% 7/1/13 (AMBAC Insured)	795	827
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,973
5% 8/15/14	7,755	8,561
Series 2009 A1, 5% 2/15/15	9,000	10,015
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,598
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,026
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,686
Series 2008 B, 5% 7/1/15	30,000	33,800
Series 2009 A:
5% 7/1/15	12,850	14,414
5% 7/1/16	8,390	9,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 12,400	$ 14,503
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,518
5% 11/15/15	2,325	2,634
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,717
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,101
5.25% 11/15/19 (FGIC Insured)	5,200	5,834
Series 2005 C, 5% 11/15/11	2,750	2,794
Series 2010 B2, 4% 11/15/14	2,830	3,056
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,458
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,799
Series 2010 A, 5% 4/1/17	1,000	1,154
Series 2011 A1:
5% 4/1/17	1,500	1,736
5% 4/1/18	3,500	4,058
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,128
Series 2009 C:
5% 12/15/15	6,500	7,553
5% 12/15/16	17,000	20,010
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,486
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,015
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	405	406
5.5% 6/1/17	6,000	6,018
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2011, 5% 6/1/16 (b)	$ 20,000	$ 22,798
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,415
		628,675
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,301
		5,504
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	410
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,778
5% 3/1/18	1,500	1,734
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,604
5% 11/1/15 (FSA Insured)	1,600	1,746
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,445
5% 1/1/16	6,035	6,778
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,420
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,670
5% 6/1/16	1,000	1,124
5% 6/1/17	3,220	3,623
5% 6/1/18	3,820	4,280
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,147
		39,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	$ 1,575	$ 1,594
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,976
		3,570
Ohio - 2.9%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,104
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	843
5% 6/1/16 (FSA Insured)	1,105	1,241
5% 6/1/17 (FSA Insured)	1,160	1,303
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,735
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,575
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,567
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,599
5% 10/1/15	6,505	7,333
Series 2010 C:
4% 10/1/15	3,200	3,505
5% 10/1/16	1,250	1,434
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,277
5% 10/1/15	4,535	5,112
Series 2010 A, 5% 10/1/15	1,185	1,346
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,047
Series 2010 B, 5% 9/15/15	19,080	21,942
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,893
Series 2010 A, 5% 8/1/17	3,290	3,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	$ 2,000	$ 2,224
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	539
5% 1/15/17	1,000	1,068
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,843
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,131
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	8,120
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,034
5% 12/1/13	875	930
5% 12/1/14	2,275	2,450
		112,044
Oklahoma - 0.3%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	998
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,850
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,829
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	315	329
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,027
		12,033
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,708
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,434
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,053
5% 3/15/14	595	638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,707
5% 3/15/16	1,750	1,904
		14,444
Pennsylvania - 5.0%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,410
5% 1/1/15 (FSA Insured) (f)	1,000	1,051
5% 1/1/16 (FSA Insured) (f)	1,000	1,053
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,332
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,963
Series 2008 B, 5% 6/15/14	1,385	1,524
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,495
5% 8/15/14	1,955	2,162
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	1,994
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,854
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,088
5% 7/1/17	1,255	1,355
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,390
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,054
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,282
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,252
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2007 A:
5% 8/1/12 (FSA Insured)	$ 5,000	$ 5,229
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,845
5% 12/15/15 (FSA Insured)	5,000	5,498
5% 12/15/16 (FSA Insured)	7,275	8,031
Series 2011:
4% 8/1/12	4,325	4,463
5.25% 8/1/17	6,165	6,761
5.25% 8/1/18	5,515	6,003
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,458
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,520
Series 2010 C:
5% 9/1/15	13,200	14,559
5% 9/1/16	13,610	15,058
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,697
5% 6/15/16	6,000	6,711
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,975
5% 2/1/16 (FSA Insured)	5,620	6,167
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,332
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,707
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,570
5% 9/1/16 (FSA Insured)	1,685	1,912
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,649
5% 11/15/14	4,690	5,129
5% 11/15/15	2,420	2,684
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,348
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,333
		190,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.1%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	$ 1,040	$ 1,056
5% 12/1/12	1,000	1,040
		2,096
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,373
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,250
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,482
		12,105
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,204
5% 2/1/17	2,300	2,516
		4,720
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	687
5% 9/1/15	680	755
5% 9/1/16	500	554
5% 9/1/17	490	538
		2,534
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,005
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,053
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,655
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,888
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,236
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,498
		17,374
Texas - 6.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,942
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,465
Series 2006 B:
6% 1/1/12	500	506
6% 1/1/13	1,270	1,304
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,068
Series A, 5% 11/15/15	1,000	1,143
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,712
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,591
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,437
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,045
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,500
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,192
Corpus Christi Independent School District 4% 8/15/14	10,140	11,036
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,774
5% 11/1/15	5,000	5,618
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,069
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,543
Series 2009, 5% 2/15/16	3,690	4,290
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	$ 2,215	$ 2,486
Series 2009, 5% 2/15/16	1,375	1,581
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,056
5% 11/15/14	1,000	1,111
5% 11/15/16	500	571
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,085
5% 8/15/14	1,075	1,198
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (b)(f)	7,380	8,040
Series 2011 B, 3% 7/1/12 (b)	1,540	1,573
Series A:
5% 7/1/15	2,070	2,336
5% 7/1/16	1,080	1,238
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,077
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,181
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,683
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,041
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,157
Houston Util. Sys. Rev. Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,510
Humble Independent School District Series 2009, 4% 2/15/13	400	422
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,061
Keller Independent School District 5% 2/15/14	3,750	4,132
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,578
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,139
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,368
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	$ 2,125	$ 2,410
5% 5/15/16	2,360	2,717
5% 5/15/17	2,805	3,234
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,558
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,984
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,219
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,029
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,294
Northside Independent School District Bonds 1.5%, tender 8/1/12 (c)	12,500	12,618
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,588
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,802
5% 2/15/16	2,000	2,272
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,689
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,692
5% 11/15/12	1,950	2,063
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,471
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (b)(f)	3,365	3,421
0% 10/1/13	6,500	6,293
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,078
5% 9/1/15	835	947
5% 9/1/16	750	856
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,073
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,141
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,000
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,276
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,261
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,688
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,104
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,401
		234,934
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,788
0% 10/1/12 (AMBAC Insured)	3,800	3,735
0% 10/1/13 (AMBAC Insured)	3,760	3,616
		11,139
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,423
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,447
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,030
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,836
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,588
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,909
		18,363
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.8%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,190	$ 1,190
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,483
Series 2012 A, 5% 7/1/19 (b)	30,000	32,896
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,402
5% 12/1/17	2,950	3,443
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,766
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,800
Series 2010 C:
5% 2/1/16 (f)	2,000	2,206
5% 2/1/17 (f)	2,500	2,731
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,330
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,970
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,127
5% 8/15/14	2,000	2,157
		70,501
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,087
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,879
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,230
Series 2009 C, 4% 5/1/14	3,365	3,661
Series 2010 1:
5% 5/1/14	5,750	6,415
5% 5/1/15	8,005	9,150
5% 5/1/16	10,000	11,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	$ 1,175	$ 1,251
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,585
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	914
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,083
5% 12/15/15	1,105	1,216
5% 12/15/16	1,440	1,584
5% 12/15/17	1,540	1,673
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,004
Series 2006 A, 5% 8/15/11	1,315	1,327
		51,614
TOTAL MUNICIPAL BONDS (Cost $3,327,958)		3,421,059
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $7,600)	7,600	7,669
Money Market Funds - 5.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.09% (d)(e) (Cost $201,914)	201,913,900	201,914
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $3,537,472)		3,630,642
NET OTHER ASSETS (LIABILITIES) - 5.6%		215,986
NET ASSETS - 100%		$ 3,846,628
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 184
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,428,728	$ -	$ 3,428,728	$ -
Money Market Funds	201,914	201,914	-	-
Total Investments in Securities:	$ 3,630,642	$ 201,914	$ 3,428,728	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.3%
Electric Utilities	14.2%
Special Tax	12.6%
Health Care	10.7%
Others* (Individually Less Than 5%)	29.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,335,558)	$ 3,428,728
Fidelity Central Funds (cost $201,914)	201,914
Total Investments (cost $3,537,472)		$ 3,630,642
Cash		266,191
Receivable for fund shares sold		4,760
Interest receivable		38,235
Distributions receivable from Fidelity Central Funds		17
Other receivables		13
Total assets		3,939,858

Liabilities
Payable for investments purchased Regular delivery	$ 2,611
Delayed delivery	83,003
Payable for fund shares redeemed	3,649
Distributions payable	1,986
Accrued management fee	1,160
Distribution and service plan fees payable	107
Other affiliated payables	686
Other payables and accrued expenses	28
Total liabilities		93,230

Net Assets		$ 3,846,628
Net Assets consist of:
Paid in capital		$ 3,752,193
Distributions in excess of net investment income		(77)
Accumulated undistributed net realized gain (loss) on investments		1,342
Net unrealized appreciation (depreciation) on investments		93,170
Net Assets		$ 3,846,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($210,482 ÷ 19,632.9 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Class T: Net Asset Value and redemption price per share ($24,712 ÷ 2,308.9 shares)	$ 10.70

Maximum offering price per share (100/97.25 of $10.70)	$ 11.00
Class B: Net Asset Value and offering price per share ($2,074 ÷ 193.5 shares)A	$ 10.72

Class C: Net Asset Value and offering price per share ($70,009 ÷ 6,541.8 shares)A	$ 10.70

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,394,883 ÷ 317,183.5 shares)	$ 10.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($144,468 ÷ 13,490.7 shares)	$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 51,498
Income from Fidelity Central Funds		184
Total income		51,682

Expenses
Management fee	$ 6,789
Transfer agent fees	1,734
Distribution and service plan fees	633
Accounting fees and expenses	303
Custodian fees and expenses	21
Independent trustees' compensation	7
Registration fees	115
Audit	25
Legal	5
Miscellaneous	25
Total expenses before reductions	9,657
Expense reductions	(49)	9,608
Net investment income (loss)		42,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,357
Change in net unrealized appreciation (depreciation) on investment securities		33,416
Net gain (loss)		34,773
Net increase (decrease) in net assets resulting from operations		$ 76,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,074	$ 87,857
Net realized gain (loss)	1,357	4,561
Change in net unrealized appreciation (depreciation)	33,416	(16,570)
Net increase (decrease) in net assets resulting from operations	76,847	75,848
Distributions to shareholders from net investment income	(42,072)	(87,839)
Distributions to shareholders from net realized gain	(696)	(1,494)
Total distributions	(42,768)	(89,333)
Share transactions - net increase (decrease)	(89,420)	419,774
Redemption fees	22	105
Total increase (decrease) in net assets	(55,319)	406,394

Net Assets
Beginning of period	3,901,947	3,495,553
End of period (including distributions in excess of net investment income of $77 and distributions in excess of net investment income of $79, respectively)	$ 3,846,628	$ 3,901,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.107	.209	.254	.298	.302	.292
Net realized and unrealized gain (loss)	.102	(.016)	.294	.021	.118	(.001)
Total from investment operations	.209	.193	.548	.319	.420	.291
Distributions from net investment income	(.107)	(.209)	(.258)	(.300)	(.300)	(.291)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.109)	(.213)	(.258)	(.300)	(.300)	(.291)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.72	$ 10.62	$ 10.64	$ 10.35	$ 10.33	$ 10.21
Total Return B, C, D	1.98%	1.81%	5.34%	3.13%	4.19%	2.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.75%	.71%	.65%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.75%	.71%	.65%
Expenses net of all reductions	.77% A	.77%	.78%	.72%	.64%	.56%
Net investment income (loss)	2.03% A	1.95%	2.41%	2.90%	2.95%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 210	$ 200	$ 169	$ 58	$ 12	$ 10
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.107	.211	.255	.300	.297	.281
Net realized and unrealized gain (loss)	.102	(.026)	.294	.029	.120	(.011)
Total from investment operations	.209	.185	.549	.329	.417	.270
Distributions from net investment income	(.107)	(.211)	(.259)	(.300)	(.297)	(.280)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.109)	(.215)	(.259)	(.300)	(.297)	(.280)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total Return B, C, D	1.99%	1.74%	5.36%	3.24%	4.17%	2.69%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76% A	.76%	.77%	.74%	.74%	.75%
Expenses net of all reductions	.76% A	.75%	.77%	.72%	.69%	.66%
Net investment income (loss)	2.04% A	1.97%	2.42%	2.90%	2.91%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 24	$ 23	$ 15	$ 10	$ 13
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.073	.139	.186	.230	.228	.215
Net realized and unrealized gain (loss)	.111	(.026)	.293	.029	.121	(.012)
Total from investment operations	.184	.113	.479	.259	.349	.203
Distributions from net investment income	(.072)	(.139)	(.189)	(.230)	(.229)	(.213)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.074)	(.143)	(.189)	(.230)	(.229)	(.213)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.72	$ 10.61	$ 10.64	$ 10.35	$ 10.32	$ 10.20
Total Return B, C, D	1.74%	1.06%	4.66%	2.54%	3.47%	2.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.44%	1.46%	1.43%	1.41%	1.41%
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.43%	1.41%	1.41%
Expenses net of all reductions	1.42% A	1.42%	1.43%	1.40%	1.36%	1.31%
Net investment income (loss)	1.37% A	1.30%	1.77%	2.22%	2.23%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 2	$ 1	$ 2
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) E	.067	.129	.175	.220	.219	.204
Net realized and unrealized gain (loss)	.102	(.026)	.303	.020	.120	(.011)
Total from investment operations	.169	.103	.478	.240	.339	.193
Distributions from net investment income	(.067)	(.129)	(.178)	(.221)	(.219)	(.203)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.069)	(.133)	(.178)	(.221)	(.219)	(.203)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.33	$ 10.31	$ 10.19
Total Return B, C, D	1.60%	.96%	4.66%	2.35%	3.37%	1.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.53%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.53% A	1.52%	1.53%	1.48%	1.45%	1.41%
Net investment income (loss)	1.27% A	1.20%	1.67%	2.14%	2.14%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 77	$ 56	$ 20	$ 6	$ 7
Portfolio turnover rate G	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.122	.240	.284	.326	.323	.307
Net realized and unrealized gain (loss)	.102	(.026)	.293	.029	.120	(.010)
Total from investment operations	.224	.214	.577	.355	.443	.297
Distributions from net investment income	(.122)	(.240)	(.287)	(.326)	(.323)	(.307)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.124)	(.244)	(.287)	(.326)	(.323)	(.307)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.70	$ 10.60	$ 10.63	$ 10.34	$ 10.31	$ 10.19
Total Return B, C	2.13%	2.02%	5.64%	3.50%	4.43%	2.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.50%	.47%	.43%	.41%
Net investment income (loss)	2.31% A	2.24%	2.69%	3.15%	3.17%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 3,395	$ 3,456	$ 3,153	$ 1,870	$ 1,650	$ 1,485
Portfolio turnover rate F	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.120	.235	.281	.321	.320	.306
Net realized and unrealized gain (loss)	.102	(.015)	.293	.022	.120	- H
Total from investment operations	.222	.220	.574	.343	.440	.306
Distributions from net investment income	(.120)	(.236)	(.284)	(.324)	(.320)	(.306)
Distributions from net realized gain	(.002)	(.004)	-	-	-	-
Total distributions	(.122)	(.240)	(.284)	(.324)	(.320)	(.306)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 10.71	$ 10.61	$ 10.63	$ 10.34	$ 10.32	$ 10.20
Total Return B, C	2.10%	2.07%	5.61%	3.38%	4.39%	3.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.53%	.55%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.52% A	.53%	.53%	.51%	.52%	.50%
Expenses net of all reductions	.52% A	.52%	.53%	.49%	.45%	.41%
Net investment income (loss)	2.28% A	2.20%	2.66%	3.13%	3.14%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 142	$ 92	$ 32	$ 5	$ 3
Portfolio turnover rate F	23% A	15%	8%	20%	23%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,657
Gross unrealized depreciation	(3,487)
Net unrealized appreciation (depreciation) on securities and other investments	$ 93,170

Tax cost	$ 3,537,472

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,859 and $399,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 237	$ 38
Class T	-%	.25%	28	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	358	118
			$ 633	$ 163

* Amount represents two hundred twelve dollars.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% or .50% for certain purchases of Class A shares (75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	1
Class B*	3
Class C*	17
$ 53

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115.12
Class T	12.11
Class B	2.14
Class C	50.14
Short-Intermediate Municipal Income	1,464.09
Institutional Class	91.13
	$ 1,734

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser
Class A	.78%	$ 1
Class T	.78%	-*
Class B	1.43%	-*
Class C	1.53%	6
Institutional Class	.53%	4
		$ 11

* Amount of reimbursement for Class T totaled twenty-three dollars; Class B totaled one hundred seventy-five dollars

** Effective March 1, 2011 the expense limitations were eliminated.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $19 and $19, respectively.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 1,908	$ 4,283
Class T	227	469
Class B	15	37
Class C	452	856
Short-Intermediate Municipal Income	37,924	79,576
Institutional Class	1,546	2,618
Total	$ 42,072	$ 87,839
From net realized gain
Class A	$ 35	$ 83
Class T	4	9
Class B	-*	1
Class C	14	29
Short-Intermediate Municipal Income	618	1,318
Institutional Class	25	54
Total	$ 696	$ 1,494

* Amount represents four hundred forty-three dollars.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	6,018	15,494	$ 64,177	$ 165,921
Reinvestment of distributions	127	294	1,348	3,153
Shares redeemed	(5,359)	(12,806)	(56,911)	(137,046)
Net increase (decrease)	786	2,982	$ 8,614	$ 32,028
Class T
Shares sold	492	579	$ 5,252	$ 6,203
Reinvestment of distributions	17	32	178	346
Shares redeemed	(490)	(500)	(5,190)	(5,341)
Net increase (decrease)	19	111	$ 240	$ 1,208

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class B
Shares sold	7	66	$ 68	$ 702
Reinvestment of distributions	1	2	10	26
Shares redeemed	(48)	(117)	(511)	(1,248)
Net increase (decrease)	(40)	(49)	$ (433)	$ (520)
Class C
Shares sold	794	3,620	$ 8,434	$ 38,700
Reinvestment of distributions	32	60	338	637
Shares redeemed	(1,537)	(1,682)	(16,301)	(17,979)
Net increase (decrease)	(711)	1,998	$ (7,529)	$ 21,358
Short-Intermediate Municipal Income
Shares sold	61,025	146,127	$ 648,420	$ 1,562,445
Reinvestment of distributions	2,626	5,652	27,897	60,463
Shares redeemed	(72,455)	(122,431)	(768,011)	(1,307,777)
Net increase (decrease)	(8,804)	29,348	$ (91,694)	$ 315,131
Institutional Class
Shares sold	4,373	11,870	$ 46,463	$ 126,978
Reinvestment of distributions	55	94	583	1,007
Shares redeemed	(4,307)	(7,242)	(45,664)	(77,416)
Net increase (decrease)	121	4,722	$ 1,382	$ 50,569

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-USAN-0811
1.803550.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011